UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Charles M. Weber
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  June 30, 2009

Item 1. Report to Stockholders.

Semi-Annual Report - Baird Funds

June 30, 2009

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Short-Term Bond Fund

June 30, 2009

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$375,588,385	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	4.53%	Portfolio Turnover Rate:	32.3	%#
Average Effective Duration:	1.89 years	Total Number of Holdings:	237
Average Effective Maturity:	2.50 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2009.
#	Not annualized.

Baird Short-Term Bond Fund

Average Annual Total Returns

For the Periods Ended June 30, 2009	One Year	Since Inception(1)
Institutional Class	1.12%	3.02%
Barclays Capital 1-3 Year U.S. Government/Credit Bond Index(2)	4.90%	4.10%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2009.
(2)
The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4%

Asset Backed Securities – 3.9%
	American Express Credit
	Account Master Trust:
$1,400,000	Series 2004-5, Class A,
	5.42%, 04/16/2012	$1,398,817
1,050,000	Series 2005-5, Class A,
	4.276%, 02/15/2013	1,040,925
47,888	Bombardier Capital
	Mortgage Securitization,
	Series 1998-A, Class A3,
	6.23%, 04/15/2028	39,196
413,669	Capital Auto Receivables
	Asset Trust, Series
	2006-SN1A, Class A4B,
	4.388%, 03/20/2010
	(Acquired 09/29/2008
	and 11/28/2008; Cost
	$107,183 and $305,061,
	respectively) *	413,669
600,000	Chase Issuance Trust,
	Series 2005-A10, Class
	A10, 4.65%, 12/17/2012	619,580
263,749	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	248,784
	Countrywide Asset-Backed
	Certificates:
1,483,070	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	340,001
231,350	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	229,818
572,948	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	561,863
2,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	1,584,570
2,495,000	Series 2006-13, Class
	1AF3, 5.944%,
	01/25/2037	1,080,559
1,500,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	462,644
830,557	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8, Class
	AF2, 5.303%, 12/25/2035	737,600
1,225,000	Discover Card
	Master Trust I,
	Series 2005-2, Class A,
	4.266%, 04/17/2012	1,222,934
3,020,096	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class
	A2, 3.526%, 02/25/2036	981,541
	Green Tree Financial
	Corporation:
125,415	Series 1996-3, Class A5,
	7.35%, 05/15/2027	117,979
55,541	Series 1998-2, Class A5,
	6.24%, 12/01/2028	48,407
1,881,345	Series 1997-5, Class A6,
	6.82%, 05/15/2029	1,752,206
619,923	Series 1998-3, Class A5,
	6.22%, 03/01/2030	497,339
2,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	886,966
325,411	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class
	AI6, 5.34%, 08/25/2033	254,790
		14,520,188

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Financial – 25.4%
$1,000,000	Allstate Corporation
	Senior Notes,
	6.20%, 05/16/2014	$1,048,869
2,330,000	American Express
	Centurion,
	0.45%, 07/13/2010	2,267,141
	American General Finance
	Corporation Notes:
1,099,000	8.45%, 10/15/2009	1,056,786
1,000,000	4.00%, 03/15/2011	662,646
1,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	998,162
1,130,000	Associates Corporation
	North America
	Subordinated Debentures,
	8.15%, 08/01/2009	1,130,810
1,460,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	1,464,016
1,000,000	Bancwest Corporation
	Subordinated Notes,
	8.30%, 01/15/2011	1,031,877
	Bank of Ireland: f
500,000	2.863%, 12/18/2009	495,362
1,000,000	1.171%, 01/15/2010	986,063
1,000,000	Bank of Scotland PLC,
	1.344%, 12/08/2010
	(Acquired 05/14/2009;
	Cost $935,224) * f	952,535
225,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	239,280
	Bank Tokyo – Mitsubishi
	UFJ Ltd.: f
250,000	8.40%, 04/15/2010	258,051
1,700,000	7.40%, 06/15/2011	1,749,201
251,000	Bank United Notes,
	8.00%, 03/15/2009 @	125
600,000	Barclays Bank PLC
	Senior Unsecured Notes,
	5.45%, 09/12/2012 f	625,565
2,750,000	Barclays Bank PLC
	Subordinated Notes,
	7.40%, 12/15/2009 f	2,799,976
1,000,000	Bear Stearns Cos., Inc.,
	7.625%, 12/07/2009	1,025,326
500,000	Charles Schwab
	Corporation Senior Notes,
	8.05%, 03/01/2010	515,934
	Cit Group, Inc.
	Senior Notes:
2,000,000	4.25%, 02/01/2010	1,795,576
700,000	4.75%, 12/15/2010	549,506
	Citigroup, Inc.:
100,000	7.25%, 10/31/2010	99,589
200,000	6.50%, 01/18/2011	203,093
723,000	5.125%, 02/14/2011	720,939
850,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	849,327
388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 01/26/2006
	and 05/31/2006;
	Cost $205,803 and
	$193,454, respectively) *	254,113
1,000,000	Countrywide Home
	Loans Notes,
	4.125%, 09/15/2009	1,003,260
497,000	Deutsche Bank Trust
	Corporation Subordinated
	Notes, 7.25%, 10/15/2011	524,039

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Financial – 25.4% (cont.)
	Export-Import Bank
	Korea Notes: f
$350,000	4.625%, 03/16/2010	$351,414
815,000	5.125%, 02/14/2011	825,654
2,190,000	Fifth Third Bank,
	4.20%, 02/23/2010	2,188,397
1,000,000	First Empire
	Capital Trust I,
	8.234%, 02/01/2027
	(Callable 08/24/2009)	659,414
1,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027	1,145,937
1,500,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,472,728
800,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027 (Callable
	08/24/2009)	724,694
2,000,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	1,995,574
250,000	General Electric Capital
	Corporation Senior
	Unsecured Notes,
	6.00%, 06/15/2012	262,798
250,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	241,297
787,000	GMAC LLC,
	7.50%, 12/31/2013
	(Acquired 09/08/2006
	and 08/21/2007; Cost
	$585,844 and $402,679,
	respectively) *	609,925
	Goldman Sachs
	Group, Inc.:
273,000	7.80%, 01/28/2010	282,434
1,440,000	6.875%, 01/15/2011	1,522,380
1,000,000	Goldman Sachs Group LP
	Senior Unsecured Notes,
	8.00%, 03/01/2013
	(Acquired 04/16/2009;
	Cost $1,025,738) *	1,083,048
770,000	Hartford Life
	Global Funding,
	2.111%, 09/15/2009	766,871
1,000,000	HSBC Finance Corporation
	Senior Unsecured Notes,
	1.411%, 03/12/2010	983,564
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027
	(Callable 08/24/2009)
	(Acquired 11/06/2007;
	Cost $1,551,337) *	1,358,826
1,300,000	Huntington National Bank
	Notes, 8.00%, 04/01/2010	1,300,267
1,000,000	ING Bank Notes,
	1.569%, 08/24/2009
	(Acquired 04/23/2009;
	Cost $997,744) * f	1,000,507
2,000,000	ING SEC Life
	Institutional Fund Senior
	Unsecured Notes,
	1.321%, 01/15/2010	2,002,158
1,000,000	ING USA Global
	Funding Notes,
	1.358%, 10/01/2010	967,486
	Invesco Ltd.: f
1,515,000	5.625%, 04/17/2012	1,395,218
325,000	5.375%, 02/27/2013	284,169

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Financial – 25.4% (cont.)
$500,000	J.P. Morgan Chase & Co.
	Senior Unsecured Notes,
	4.65%, 06/01/2014	$498,681
2,180,000	John Hancock Global
	Funding II, 7.90%,
	07/02/2010 (Acquired
	02/24/2009 and
	03/24/2009; Cost
	$2,057,133 and $177,142,
	respectively) *	2,235,267
2,000,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 05/26/2009;
	Cost $2,077,091) * f	2,064,894
625,000	Korea Development Bank
	Senior Unsecured Notes:
	4.625%, 09/16/2010 f	630,053
2,500,000	M&I Marshall & Ilsley
	Bank, 2.93%, 06/16/2010	2,402,488
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026
	(Callable 08/24/2009)	2,250,318
1,067,000	Mercantile Bankshares
	Corporation Subordinated
	Notes, Series B,
	4.625%, 04/15/2013	962,398
1,500,000	Merrill Lynch & Co.,
	4.966%, 05/12/2010	1,491,560
2,000,000	Monumental Global
	Funding II, 4.375%,
	07/30/2009 (Acquired
	12/15/2008 and
	02/23/2009; Cost
	$996,622 and $997,929,
	respectively) *	1,999,950
1,020,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,053,657
	Morgan Stanley:
2,636,000	8.00%, 06/15/2010	2,706,516
355,000	6.60%, 04/01/2012	375,858
2,560,000	National Australia Bank
	Ltd. Subordinated Notes,
	Series A, 8.60%,
	05/19/2010 f	2,702,720
1,730,000	National Westminster Bank
	Subordinated Notes,
	7.375%, 10/01/2009 f	1,711,134
1,300,000	Nationwide Life Global
	Funding, 5.35%,
	03/15/2011 (Acquired
	03/24/2009; Cost
	$1,191,618)*	1,283,598
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 08/24/2009)	1,908,620
1,000,000	North Fork Capital
	Trust II,
	8.00%, 12/15/2027
	(Callable 08/24/2009)	725,927
1,500,000	Northern Rock PLC,
	4.583%, 10/20/2009
	(Acquired 01/07/2009;
	Cost $1,470,166) * f	1,491,855
1,000,000	PNC Funding
	Corporation,
	7.50%, 11/01/2009	1,013,742
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012
	(Acquired 03/27/2009;
	Cost $1,998,800) *	2,003,150

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Financial – 25.4% (cont.)
	Pricoa Global Funding I:
$250,000	2.046%, 12/15/2009
	(Acquired 02/06/2009;
	Cost $244,855) *	$248,617
475,000	1.341%, 01/15/2010
	(Acquired 06/23/2009;
	Cost $464,340) *	471,841
2,010,000	4.20%, 01/15/2010
	(Acquired 03/05/2009
	and 04/02/2009;
	Cost $1,082,698 and
	$871,807, respectively) *	1,969,422
1,800,000	Principal Financial Group
	(AU) Senior Notes,
	8.20%, 08/15/2009
	(Acquired 05/14/2008
	and 11/28/2008; Cost
	$502,353 and $1,301,145,
	respectively) * f	1,807,360
2,000,000	Protective Life Secured
	Trust, 4.00%, 04/01/2011	1,975,616
1,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $998,170) * f	997,435
1,130,000	Santander Central
	Hispano Issuances,
	7.625%, 11/03/2009 f	1,146,646
550,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	548,849
1,724,000	Sovereign Bancorp, Inc.,
	4.80%, 09/01/2010	1,683,995
2,000,000	Sun Life Financial Global
	Funding, 1.663%,
	07/06/2010 (Acquired
	01/30/2009 and
	02/17/2009; Cost
	$965,828 and $954,384,
	respectively) *	1,941,028
825,000	Toll Road Inv. Part II,
	Series 1999B, 0.00%,
	02/15/2010 (Acquired
	03/10/2009;
	Cost $795,742) * ^	793,181
	Union Planters
	Corporation Notes:
750,000	4.375%, 12/01/2010	726,776
1,075,000	7.75%, 03/01/2011	1,043,412
		95,598,491
Industrial – 19.0%
2,000,000	Alcoa, Inc.,
	6.50%, 06/01/2011	2,038,950
1,112,000	Allied Waste North
	America Inc. Senior
	Unsecured Notes,
	6.50%, 11/15/2010	1,131,460
1,000,000	AOL Time Warner, Inc.,
	6.75%, 04/15/2011	1,046,571
2,605,000	British Sky
	Broadcasting PLC,
	8.20%, 07/15/2009 f	2,606,537
2,225,000	British Telecom PLC Notes,
	8.625%, 12/15/2010 f	2,363,110
1,825,000	CBS Corporation,
	7.70%, 07/30/2010	1,879,093
500,000	Clear Channel
	Communications Senior
	Notes, 7.65%, 09/15/2010	295,000

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Industrial – 19.0% (cont.)
$1,660,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	$1,942,200
2,000,000	Computer Associates,
	Inc., 4.75%, 12/01/2009	2,007,240
725,000	Computer Sciences
	Corporation Senior Notes,
	7.375%, 06/15/2011	770,446
2,000,000	Conagra Foods, Inc.,
	6.75%, 09/15/2011	2,138,786
2,581,000	COX Communications
	Inc. Notes,
	7.875%, 08/15/2009	2,596,463
1,250,000	CVS Caremark
	Corporation Senior
	Unsecured Notes,
	1.561%, 06/01/2010
	(Callable 08/24/2009)	1,241,136
2,875,000	Deutsche Telekom
	International Finance BV,
	8.50%, 06/15/2010 f	3,023,537
662,000	Devon Energy
	Corporation Debentures,
	10.125%, 11/15/2009	672,753
2,000,000	Donnelley (R.R.) & Sons
	Co. Senior Unsecured
	Notes, 4.95%, 05/15/2010	2,002,734
500,000	Fiserv, Inc.,
	6.125%, 11/20/2012	518,998
1,660,000	France Telecom S.A.,
	7.75%, 03/01/2011 f	1,795,343
2,000,000	General Electric Company,
	5.00%, 02/01/2013	2,081,032
2,250,000	Health Care Service
	Corporation Senior
	Unsecured Notes, 7.75%,
	06/15/2011 (Acquired
	06/15/2009 and 06/17/2009;
	Cost $2,139,740 and
	$265,438, respectively) *	2,355,151
1,500,000	Historic Time
	Warner Inc.,
	9.125%, 01/15/2013	1,651,503
2,000,000	Home Depot, Inc.,
	3.75%, 09/15/2009	2,005,024
625,000	IBM Corporation Senior
	Unsecured Notes,
	7.50%, 06/15/2013	711,466
675,000	International Paper
	Company Notes,
	4.00%, 04/01/2010	676,608
595,000	Johnson Controls Inc.
	Senior Unsecured Notes,
	5.25%, 01/15/2011	601,452
1,625,000	Kinder Morgan Energy
	Partners Senior Unsecured
	Notes, 6.75%, 03/15/2011	1,703,128
2,000,000	Koninslijke KPN NV
	Senior Unsecured Notes,
	8.00%, 10/01/2010 f	2,098,554
200,000	Kraft Foods Inc. Senior
	Unsecured Notes,
	5.625%, 11/01/2011	212,495
2,660,000	Motiva Enterprises LLC
	Senior Unsecured Notes,
	5.20%, 09/15/2012
	(Acquired 05/13/2009 and
	06/11/2009; Cost
	$2,212,277 and $455,943,
	respectively) *	2,730,149

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Industrial – 19.0% (cont.)
$1,000,000	New Cingular Wireless
	Service, Inc. Senior
	Unsecured Notes,
	7.875%, 03/01/2011	$1,078,465
1,000,000	New York
	Telephone Company,
	6.125%, 01/15/2010	1,016,825
1,000,000	News America Inc.,
	4.75%, 03/15/2010	1,010,283
2,400,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010	2,589,120
2,000,000	Posco,
	8.75%, 03/26/2014
	(Acquired 03/19/2009;
	Cost $1,984,160) * f	2,211,046
700,000	Reed Elsevier Capital Inc.,
	4.821%, 06/15/2010	671,250
2,000,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035	2,072,300
	Telecom Italia Capital: f
1,250,000	4.00%, 01/15/2010	1,255,992
120,000	5.25%, 11/15/2013	117,671
375,000	Thomson Reuters
	Corporation,
	6.20%, 01/05/2012 f	390,601
475,000	Tyco International Finance,
	6.375%, 10/15/2011 f	500,523
21,165	United AirLines, Inc.
	Pass-Thru Certificates,
	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	20,953
	Unitedhealth Group, Inc.:
325,000	4.125%, 08/15/2009	325,485
1,000,000	1.705%, 06/21/2010
	(Callable 09/21/2009)	990,562
1,500,000	Verizon Communications,
	7.25%, 12/01/2010	1,597,113
600,000	Verizon New Jersey,
	Inc., Series A,
	5.875%, 01/17/2012	628,962
	Vodafone Group PLC: f
1,105,000	7.75%, 02/15/2010	1,142,360
1,000,000	5.50%, 06/15/2011	1,052,194
910,000	Waste Management, Inc.,
	7.65%, 03/15/2011	929,523
	Wellpoint, Inc.:
1,700,000	4.25%, 12/15/2009	1,720,198
300,000	6.80%, 08/01/2012	313,101
2,000,000	Weyerhaeuser Company,
	5.25%, 12/15/2009	2,010,160
1,000,000	Wyeth,
	6.95%, 03/15/2011	1,082,688
		71,624,294
Mortgage Backed Securities – 13.4%
702,001	Bank of America
	Alternative Loan Trust,
	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	691,252
421,801	Chase Commercial Mortgage
	Securities Corporation,
	Series 1999-2, Class A2,
	7.198%, 01/15/2032	423,896
	Citicorp Mortgage
	Securities, Inc.:
602,837	Series 2004-3, Class A2,
	5.25%, 05/25/2034	605,725
351,253	Series 2004-4, Class A2,
	5.25%, 06/25/2034	348,184
	Countrywide Alternative
	Loan Trust:
1,016,552	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	796,664

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Mortgage Backed Securities – 13.4% (cont.)
$2,622,334	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	$2,188,685
659,651	Series 2005-73CB, Class
	1A7, 5.50%, 01/25/2036	486,539
2,701,049	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	1,808,686
	Deutsche Alternative
	Securities Inc. Mortgage:
258,094	Series 2003-3, Class 2A5,
	5.00%, 10/25/2033	249,483
946,179	Series 2005-4, Class A2,
	5.05%, 09/25/2035	894,482
528,942	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	528,361
2,717,920	Federal Home Loan Bank,
	Series 00-0582, Class H,
	4.75%, 10/25/2010	2,802,855
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
16,816	Series 2548, Class HA,
	4.50%, 01/15/2010	16,868
1,095,512	Series 2672, Class QR,
	4.00%, 09/15/2010	1,132,167
406,012	Series 2835, Class VK,
	5.50%, 11/15/2012	412,524
374,280	Series R015, Class AN,
	3.75%, 02/15/2013	379,308
645,250	Series 3033, Class LU,
	5.50%, 03/15/2013	680,045
1,920,928	Series 3124, Class VP,
	6.00%, 06/15/2014	2,047,874
1,920,587	Series R014, Class AL,
	5.50%, 10/15/2014	1,960,563
1,297,416	Series R001, Class AE,
	4.375%, 04/15/2015	1,331,746
242,633	Series 2789, Class VM,
	5.50%, 04/15/2015	253,866
93,550	Series 2390, Class PW,
	6.00%, 04/15/2015	93,657
1,298,645	Series 2857, Class VA,
	5.00%, 09/15/2015	1,378,302
81,853	Series 2541, Class JB,
	5.00%, 02/15/2016	83,257
5,595,075	Series R007, Class AC,
	5.875%, 05/15/2016	5,741,432
893,910	Series 2910, Class BD,
	4.50%, 11/15/2018	929,648
36,730	Series 5, Class B,
	1.08%, 05/15/2019	35,796
376,077	Series 2970, Class DA,
	5.50%, 01/15/2023	390,246
	Federal National Mortgage
	Association (FNMA):
385,955	5.50%, 07/01/2015	403,136
411,477	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	416,883
1,594,072	Series 2002-74, Class TD,
	5.00%, 12/25/2015	1,613,208
549,540	Series 2003-24, Class LC,
	5.00%, 12/25/2015	559,910
537,637	Series 2006-B1 – Class AB,
	6.00%, 06/25/2016	558,637
3,194,096	Series 2004-W6, Class 1A4,
	5.50%, 07/25/2034	2,990,345
1,283,872	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	1,341,245
3,463,548	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	3,433,134
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Mortgage Backed Securities – 13.4% (cont.)
$1,605,528	GMAC Commercial
	Mortgage Securities Inc,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	$1,632,304
1,379,193	J.P. Morgan Alternative
	Loan Trust,
	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	1,185,643
465,381	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	407,452
556,009	Residential Accredit Loans
	Inc., Series 2003-QS17,
	Class CB3, 5.50%,
	09/25/2033	528,720
	Salomon Brothers Mortgage
	Securities VII:
1,853,734	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	1,865,091
959,357	Series 2000-C2, Class A2,
	7.455%, 07/18/2033	973,435
2,744,001	Series 2001-C2, Class A3,
	6.50%, 11/13/2036	2,816,294
	Washington Mutual, Inc.
	Pass-Thru Certificates:
476,255	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	424,426
441,912	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	398,846
		50,240,820
Taxable Municipal Bonds – 1.0%
388,945	Educational Enhancement
	Funding Corporation,
	6.72%, 06/01/2025	340,961
370,000	Missouri State
	Housing Development
	Revenue Bond,
	5.74%, 03/01/2037	369,512
1,750,000	Pennsylvania State
	Turnpike Commission,
	5.29%, 10/15/2009	1,753,360
680,000	Pomona California
	Public Financing Authority
	Lease Revenue,
	4.60%, 10/01/2010	680,551
265,000	Redding California
	Redevelopment Agency
	Tax Allocation,
	6.00%, 09/01/2010	267,528
255,000	Richmond Joint Powers
	Financing Authority
	Tax Allocation,
	7.35%, 09/01/2010	258,381
144,792	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	133,335
		3,803,628
Utilities – 8.2%
2,000,000	Allegheny Energy Supply
	Co. Senior Unsecured Notes,
	7.80%, 03/15/2011	2,069,146
600,000	Baltimore Gas & Electric
	Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	626,141
940,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	921,200
474,000	Commonwealth Edison
	Co., Series 98,
	6.15%, 03/15/2012	503,187

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.4% (cont.)

Utilities – 8.2% (cont.)
$2,000,000	Constellation Energy
	Group Inc. Senior Notes,
	6.125%, 09/01/2009	$2,008,622
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	539,819
1,000,000	Energy Transfer Partners
	L.P., 9.70%, 03/15/2019	1,148,045
2,000,000	Exelon Corporation,
	6.75%, 05/01/2011	2,087,532
1,733,519	GG1C Funding
	Corporation Secured Notes,
	5.129%, 01/15/2014
	(Callable 08/24/2009)
	(Acquired 04/02/2009;
	Cost $1,645,672) *	1,595,444
	NiSource Finance
	Corporation:
550,000	2.915%, 11/23/2009
	(Callable 08/24/2009)	545,632
2,000,000	7.875%, 11/15/2010	2,065,778
1,500,000	Northern Border Pipeline
	Co., 7.75%, 09/01/2009	1,512,728
1,000,000	Pacific Gas & Electric
	Company Senior
	Unsecured Notes,
	1.598%, 06/10/2010	1,004,938
1,670,000	Pepco Holdings, Inc.
	Senior Notes,
	2.83%, 06/01/2010
	(Callable 08/24/2009)	1,637,756
2,000,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	2,106,492
1,000,000	PSEG Power LLC,
	6.95%, 06/01/2012	1,076,573
2,300,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 02/25/2009
	and 04/01/2009; Cost
	$1,994,704 and $300,106,
	respectively) *	2,300,219
1,969,000	Sempra Energy,
	7.95%, 03/01/2010	2,039,642
2,500,000	Spectra Energy Capital
	Senior Unsecured Notes,
	7.50%, 10/01/2009	2,528,257
	Williams Companies, Inc.
	Senior Unsecured Notes:
1,400,000	6.375%, 10/01/2010
	(Acquired 07/09/2008;
	Cost $1,307,647) *	1,399,727
1,000,000	8.125%, 03/15/2012	1,036,350
		30,753,228
U.S. Government Agency Issues – 14.4%
2,000,000	Federal Home Loan Bank,
	1.625%, 07/27/2011	2,011,004
5,000,000	Federal Farm Credit Bank,
	2.125%, 06/18/2012	5,016,440
	Federal National Mortgage
	Association (FNMA):
10,500,000	3.625%, 02/12/2013	11,039,983
13,150,000	4.375%, 03/15/2013	14,141,405
21,750,000	2.75%, 03/13/2014	21,703,455
		53,912,287
U.S. Treasury Obligations – 10.1%
36,500,000	U.S. Treasury Bond,
	3.125%, 08/31/2013	37,814,584
	Total Long-Term
	Investments
	(Cost $367,179,688)	358,267,520

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS – 6.5%

Money Market Fund – 6.5%
24,410,330	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	$24,410,330
	Total Short-Term
	Investments
	(Cost $24,410,330)	24,410,330

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 25.9%

Commercial Paper – 0.4%
$1,301,909	Atlantic East Funding LLC,
	3.059%, 03/25/10 # **	1,301,909
		1,301,909
Corporate Bond – 0.4%
1,598,900	Svenska Handelsbanken,
	4.418%, 08/06/09 f	1,598,900
		1,598,900

Shares

Investment Companies – 25.1%
94,149,265	Mount Vernon
	Securities Lending
	Trust Prime Portfolio	94,149,265
71,456	Reserve Primary Fund # **	71,456
		94,220,721
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $97,121,530)	97,121,530
	Total Investments
	(Cost $488,711,548) –
	127.8%	479,799,380
	Liabilities in Excess of
	Other Assets – (27.8)%	(104,210,995)
	TOTAL NET
	ASSETS – 100.0%	$375,588,385

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in default

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices for identical securities in inactive markets, dealer indications, interest rates, yield curves, benchmark yields, issuer spreads, prepayment speeds, cash flows, credit risk, default rates, information about issuers, sectors and markets, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$14,520,188	$—	$14,520,188
Corporate Debt Securities	—	197,976,013	—	197,976,013
Mortgage Backed Securities	—	50,240,820	—	50,240,820
Taxable Municipal Bonds	—	3,803,628	—	3,803,628
U.S. Government Agency Issues	—	53,912,287	—	53,912,287
U.S. Treasury Obligations	—	37,814,584	—	37,814,584
Total Fixed Income	—	358,267,520	—	358,267,520
Short-Term Investments
Money Market Mutual Funds	24,410,330	—	—	24,410,330
Total Short-Term Investments	24,410,330	—	—	24,410,330
Investments Purchased With Cash
Proceeds From Securities Lending
Commercial Paper	—	1,301,909	—	1,301,909
Corporate Bonds	—	1,598,900	—	1,598,900
Money Market Mutual Funds	94,149,265	—	71,456	94,220,721
Total Investments Purchased With Cash
Proceeds From Securities Lending	94,149,265	2,900,809	71,456	97,121,530
Total Investments in Securities	$118,559,595	$361,168,329	$71,456	$479,799,380

Baird Short-Term Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$725,642
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	(80,022)
Transfers in and/or out of Level 3 *	(574,164)
Balance as of June 30, 2009	$71,456
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund

June 30, 2009

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$464,014,957	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.20%	Investor Class:	0.55	%***
Investor Class:	4.94%	Portfolio Turnover Rate:	16.7	%#
Average Effective Duration:	3.87 years	Total Number of Holdings:	305
Average Effective Maturity:	5.07 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2009.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2009	One Year	Five Years	Inception(1)
Institutional Class Shares	3.97%	4.15%	5.50%
Investor Class Shares	3.59%	3.85%	5.22%
Barclays Capital Intermediate U.S. Government/Credit Bond Index(2)	5.27%	4.57%	5.65%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2009.
(2)
The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and 10 years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1%

Asset Backed Securities – 2.4%
$925,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$917,005
158,057	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-1, Class A6,
	6.51%, 08/25/2027	135,954
750,000	Chase Issuance Trust,
	Series 2005-A10, Class
	A10, 4.65%, 12/17/2012	774,475
671,304	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	633,214
8,102	Cityscape Home
	Equity Loan Trust,
	1997-C, Class A4,
	7.00%, 07/25/2028	7,959
	Countrywide Asset-Backed
	Certificates:
2,134,729	Series 2006-S3, Class A2,
	6.085%, 06/25/2021	616,468
146,518	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	103,253
120,640	Series 2004-12, Class AF6,
	4.634%, 03/25/2035	73,776
441,431	Series 2005-12, Class 1A2,
	4.847%, 02/25/2036	438,507
4,000,000	Series 2006-13, Class 1AF2,
	5.884%, 01/25/2037	3,169,139
375,000	Series 2006-13, Class 1AF3,
	5.944%, 01/25/2037	162,409
1,380,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	425,633
	Delta Funding Home
	Equity Loan Trust:
69,820	Series 1997-2, Class A6,
	7.04%, 06/25/2027	69,642
38,785	Series 1999-1, Class A6F,
	6.34%, 12/15/2028	37,339
538,268	Series 1999-2, Class A7F,
	7.03%, 08/15/2030	399,043
175,000	Discover Card
	Master Trust I,
	Series 2005-2, Class A,
	4.266%, 04/17/2012	174,705
29,302	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	23,506
	GMAC Mortgage
	Corporation Loan Trust:
151,177	Series 2004-GH1, Class A2,
	4.39%, 12/25/2025	143,757
215,721	Series 2005-HE3, Class A2,
	3.526%, 02/25/2036	70,110
	Green Tree Financial
	Corporation:
143,164	Series 1993-4, Class A5,
	7.05%, 01/15/2019	133,118
864,947	Series 1998-2, Class A5,
	6.24%, 12/01/2028	753,851
1,132,394	Series 1998-3, Class A5,
	6.22%, 03/01/2030	908,472
426,388	Series 1998-4, Class A5,
	6.18%, 04/01/2030	343,579
57,353	IMC Home Equity
	Loan Trust,
	Series 1998-1, Class A6,
	7.02%, 06/20/2029	47,667

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Asset Backed Securities – 2.4% (cont.)
$100,000	MBNA Master
	Credit Card Trust,
	Series 2005-4A, Class A4,
	3.38%, 11/15/2012	$99,086
185,123	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	112,927
19,842	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6,
	5.34%, 08/25/2033	15,536
130,302	Structured Asset Securities
	Corporation, Series
	2005-2XS, Class 1A2A,
	4.51%, 02/25/2035	122,756
		10,912,886
Financial – 18.6%
	American General Finance
	Corporation Notes:
25,000	4.625%, 09/01/2010	18,923
550,000	4.00%, 03/15/2011	364,455
630,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	428,046
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	642,751
1,900,000	Bancwest Corporation
	Subordinated Notes,
	8.30%, 01/15/2011	1,960,566
835,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%,
	07/15/2015	873,278
1,500,000	Bank of Tokyo –
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,543,413
1,043,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	1,109,197
125,000	Bank United
	Subordinated Notes,
	8.00%, 03/15/2009 @	62
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026
	(Acquired 01/04/2006 –
	11/06/2007; Aggregate
	Cost $2,776,627) *	2,236,465
2,500,000	Banponce Trust I,
	8.327%, 02/01/2027
	(Callable 08/31/2009)	1,469,918
1,000,000	Barclays Bank PLC
	Subordinated Notes,
	7.40%, 12/15/2009 f	1,018,173
1,000,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,001,775
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049
	(Callable 02/01/2016)
	(Acquired 01/20/2006;
	Cost $1,000,000) * f	375,000
520,000	CIT Group Company
	of Canada,
	5.20%, 06/01/2015 f	301,230
	CIT Group, Inc.:
75,000	4.75%, 12/15/2010	58,876
200,000	5.40%, 01/30/2016	112,934
1,500,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	568,935
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	937,245

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.6% (cont.)
$1,000,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	$999,208
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026
	(Acquired 11/29/2005
	and 10/10/2007; Cost
	$267,543 and
	$1,543,518, respectively) *	1,152,677
375,000	Corp Andina
	De Fomento Notes,
	7.375%, 01/18/2011 f	392,432
1,900,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	1,685,633
50,000	Dresdner Bank-New York
	Subordinated Debentures,
	7.25%, 09/15/2015 f	42,918
1,000,000	Export-Import
	Bank Korea Notes,
	5.125%, 02/14/2011 f	1,013,072
416,065	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	458,945
2,600,000	First National Bank of
	Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,552,729
2,125,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027 (Callable
	08/31/2009)	1,924,967
775,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003;
	Cost $776,022) *	728,585
2,300,000	GE Global Insurance
	Holding Corp.,
	7.50%, 06/15/2010	2,294,910
	General Electric Capital
	Corporation Notes:
800,000	6.00%, 06/15/2012	840,952
2,000,000	5.625%, 09/15/2017	1,914,096
1,150,000	Genworth Financial Inc.
	Notes, 5.75%, 06/15/2014	807,332
1,975,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004 –
	12/04/2006; Aggregate
	Cost $1,950,076) *	1,631,172
	GMAC LLC:
1,025,000	7.75%, 01/19/2010	999,530
80,000	7.50%, 12/31/2013
	(Acquired 02/26/2007
	and 09/26/2007; Cost
	$270,598 and
	$24,788, respectively) *	62,000
200,000	6.75%, 12/01/2014	153,755
96,000	8.00%, 12/31/2018
	(Acquired 02/26/2007
	and 09/26/2007; Cost
	$348,757 and
	$31,678, respectively) *	60,960
	Goldman Sachs
	Group, Inc. Notes:
1,125,000	5.15%, 01/15/2014	1,129,116
1,000,000	6.00%, 05/01/2014	1,043,660
1,800,000	Great West Life & Annuity
	Insurance, 7.153%,
	05/16/2046 (Acquired
	05/16/2006 and 11/08/2007;
	Cost $1,000,000 and
	$792,736, respectively) *	1,386,000

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.6% (cont.)
	HSBC Finance
	Corporation Notes:
$2,000,000	8.00%, 07/15/2010	$2,076,360
100,000	5.00%, 06/30/2015	93,179
2,000,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	2,000,410
	Invesco Ltd.: f
500,000	5.625%, 04/17/2012	460,468
500,000	5.375%, 02/27/2013	437,183
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	462,000
75,000	5.85%, 03/15/2017	30,000
500,000	J.P. Morgan Chase &
	Company Subordinated
	Notes, 6.625%,
	03/15/2012	526,379
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	1,792,838
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,108,588
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014
	(Acquired 06/12/2009;
	Cost $2,643,514) * f	2,684,362
350,000	Korea Development Bank
	Senior Unsecured Notes,
	4.625%, 09/16/2010 f	352,829
	Lehman Brothers
	Holdings, Inc. Notes:
1,735,000	8.80%, 03/01/2015 @	255,913
846,000	8.50%, 08/01/2015 @	124,785
546,000	Liberty Mutual Group,
	7.25%, 09/01/2012
	(Acquired 08/03/2004;
	Cost $579,177) *	481,170
775,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	754,469
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $500,000) *	190,000
	Merrill Lynch & Co, Inc.:
1,000,000	5.70%, 05/02/2017	857,746
1,000,000	6.875%, 04/25/2018	925,556
375,000	Met Life Global
	Funding Senior Notes,
	4.50%, 05/05/2010
	(Acquired 08/04/2005
	and 03/22/2007;
	Cost $123,925 and
	$248,846, respectively) *	379,145
1,000,000	Monumental Global
	Funding II Senior
	Unsecured Notes,
	5.65%, 07/14/2011	1,000,088
1,075,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	1,110,472
	Morgan Stanley Senior
	Unsecured Notes:
1,000,000	5.625%, 01/09/2012	1,023,407
1,400,000	6.625%, 04/01/2018	1,395,668
100,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	94,459
1,530,000	National Australia Bank Ltd.
	Subordinated Notes, Series
	A, 8.60%, 05/19/2010 f	1,615,298
350,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	358,785

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Financial – 18.6% (cont.)
$2,725,000	National City
	Bank of Cleveland,
	4.50%, 03/15/2010	$2,764,913
534,000	National City
	Bank of Kentucky
	Subordinated Notes,
	6.30%, 02/15/2011	540,415
2,300,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,788,273
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027	1,058,012
1,000,000	North Fork
	Capital Trust II,
	8.00%, 12/15/2027	725,927
1,319,000	PNC Funding Corporation,
	7.50%, 11/01/2009	1,337,126
	Protective Life
	Corporation Senior Notes:
475,000	5.45%, 09/28/2012	474,238
75,000	4.30%, 06/01/2013	69,436
2,000,000	Rabobank Nederland
	Global Senior Unsecured
	Notes, 4.20%, 05/13/2014
	(Acquired 05/06/2009;
	Cost $1,996,340) * f	1,994,870
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,454,115
800,000	Santander Financial
	Issuances,
	6.375%, 02/15/2011 f	798,326
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037
	(Callable 11/15/2017)	1,083,693
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,432,620
250,000	5.375%, 05/15/2014	200,928
1,000,000	Sovereign Bank,
	8.75%, 05/30/2018	983,504
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,062,517
1,046,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 09/28/2004;
	Cost $969,699) * ^	939,766
1,320,000	Transamerica Finance
	Corporation Debentures,
	0.00%, 03/01/2010 ^	1,230,738
850,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	880,127
500,000	Washington Mutual Bank
	Subordinated Notes,
	6.875%, 06/15/2011 @	250
1,000,000	Washington Mutual
	Financial Corporation,
	6.875%, 05/15/2011	1,021,050
1,495,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	1,558,798
		86,287,090
Industrial – 15.9%
450,000	Alcan, Inc., Notes,
	5.00%, 06/01/2015 f	403,553
	Ameritech Capital
	Funding Debentures:
1,045,179	9.10%, 06/01/2016	1,059,685
1,008,000	6.45%, 01/15/2018	1,073,613
1,000,000	Anadarko Petroleum
	Corporation Senior
	Unsecured Notes,
	6.95%, 06/15/2019	1,009,199
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 15.9% (cont.)
$2,250,000	British Sky
	Broadcasting PLC,
	8.20%, 07/15/2009 f	$2,251,328
2,000,000	British
	Telecommunications PLC,
	5.95%, 01/15/2018 f	1,802,484
	Bunge Ltd. Finance
	Corporation Notes:
800,000	5.35%, 04/15/2014	778,394
1,085,000	5.10%, 07/15/2015	994,911
2,025,000	CBS Corporation Senior
	Notes, 7.70%, 07/30/2010	2,085,021
1,250,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	271,875
125,000	Comcast Cable
	Communication Holdings,
	8.375%, 03/15/2013	142,500
525,000	Comcast Corporation,
	6.50%, 01/15/2017	556,953
75,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	87,750
1,281,000	COX Communications
	Inc., 7.125%, 10/01/2012	1,377,019
750,000	COX Communications
	Inc. Senior Unsecured
	Notes, 7.875%, 08/15/2009	754,493
	CSX Corporation:
1,775,000	5.75%, 03/15/2013	1,819,996
450,000	6.25%, 04/01/2015	465,232
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	855,000
	Deutsche Telekom
	International
	Finance BV: f
2,000,000	8.50%, 06/15/2010	2,103,330
1,300,000	6.00%, 07/08/2019	1,311,570
	Donnelley (R.R.)
	& Sons Co.:
1,500,000	4.95%, 05/15/2010	1,502,051
875,000	6.125%, 01/15/2017	769,658
2,300,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,387,393
300,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	174,000
1,260,000	GTE Corp Debentures,
	6.84%, 04/15/2018	1,311,971
675,000	Halliburton Company
	Notes, 5.50%, 10/15/2010	705,972
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,081,163
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	485,875
1,195,000	Health Care Service
	Corporation Notes, 7.75%,
	06/15/2011 (Acquired
	06/20/2001, 01/26/2005
	and 10/19/2006; Cost
	$497,765, $346,909 and
	$379,670, respectively) *	1,250,847
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003
	and 03/13/2008;
	Cost $399,088 and
	$20,673, respectively) *	388,854

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 15.9% (cont.)
	Historic Time
	Warner Inc.:
$1,847,000	9.125%, 01/15/2013	$2,033,551
250,000	6.875%, 06/15/2018	252,542
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	1,802,282
1,000,000	Ingersoll-Rand
	Company Debentures,
	6.391%, 11/15/2027 f	1,001,792
1,175,000	Johnson Controls Inc.
	Senior Notes,
	5.50%, 01/15/2016	1,089,529
675,000	Laboratory Corporation
	of America Holdings,
	5.50%, 02/01/2013	662,457
625,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	574,674
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	425,077
400,000	Marathon Global
	Funding Corporation,
	6.00%, 07/01/2012	422,982
75,000	Martin Marietta Materials,
	Inc., 6.60%, 04/15/2018	71,305
1,625,000	Masco Corporation,
	6.125%, 10/03/2016	1,364,343
650,000	Nabors Industrials, Inc.,
	6.15%, 02/15/2018	623,975
2,307,000	Nextel Communications
	Senior Notes,
	6.875%, 10/31/2013	1,909,042
700,000	PCCW-HWT Capital II
	Ltd., 6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $696,731) * f	683,953
925,000	Pearson Dollar Finance
	PLC, 5.70%, 06/01/2014
	(Acquired 09/28/2005
	and 12/14/2007; Cost
	$611,351 and $321,181,
	respectively) * f	914,921
1,975,000	PEMEX Project
	Funding Master Trust,
	9.125%, 10/13/2010	2,130,630
2,045,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,728,673
800,000	Premcor Refining Group
	Senior Unsecured Notes,
	7.50%, 06/15/2015
	(Callable 08/31/2009)	830,022
	Qwest Capital Funding, Inc.:
350,000	7.00%, 08/03/2009	350,000
100,000	7.25%, 02/15/2011	97,000
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	966,623
1,800,000	Rio Tinto Financial
	USA Ltd.,
	6.50%, 07/15/2018 f	1,801,049
75,000	Schering-Plough
	Corporation Senior Notes,
	5.55%, 12/01/2013	80,562
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	408,750
1,175,000	Sunoco, Inc. Senior
	Unsecured Notes,
	5.75%, 01/15/2017	1,138,204
	TCI Communications,
	Inc. Debentures:
550,000	7.875%, 08/01/2013	625,772
583,000	8.75%, 08/01/2015	664,463

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Industrial – 15.9% (cont.)
	Telecom Italia Capital: f
$1,360,000	4.95%, 09/30/2014	$1,301,954
725,000	5.25%, 10/01/2015	699,869
981,000	Tele-Communications,
	Inc. Debentures,
	9.80%, 02/01/2012	1,104,317
1,725,000	Telefonica
	Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,844,389
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	998,601
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,566,429
500,000	Tyco Electronics
	Group S. A.,
	6.55%, 10/01/2017 f	453,963
	Tyco International
	Finance: f
1,575,000	6.375%, 10/15/2011	1,659,628
650,000	6.00%, 11/15/2013	660,932
	United AirLines, Inc.
	Pass-Thru Certificates:
202,310	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	67,774
245,275	Series 2000-2, Class C,
	7.762%, 10/01/2049	210,324
25,398	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	25,144
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,512,396
250,000	Verizon Communications,
	Inc. Senior Unsecured
	Notes, 5.55%, 02/15/2016	258,766
650,000	Verizon New York Inc.
	Senior Unsecured Notes,
	8.625%, 11/15/2010	694,477
1,000,000	Vodafone Group PLC
	Senior Unsecured Notes,
	7.75%, 02/15/2010 f	1,033,810
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	1,928,072
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	24,427
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,513,320
500,000	Willamette Industries,
	Inc. Notes,
	6.60%, 06/05/2012	487,269
		73,961,724
Mortgage Backed Securities – 16.1%
	Bank of America
	Alternative Loan Trust:
412,975	Series 2003-11, Class 4A1,
	4.75%, 01/25/2019	398,392
1,200,504	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	1,092,555
1,461,486	Series 2004-11, Class 4A1,
	5.50%, 12/25/2019	1,412,618
66,573	Series 2005-6, Class 7A1,
	5.50%, 07/25/2020	60,353
830,700	Series 2006-2, Class 7A1,
	6.00%, 03/25/2021	713,104
1,218,501	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	892,171
1,184,167	Series 2006-4, Class 3CB4,
	6.00%, 05/25/2046	806,604
879,526	Bank of America
	Funding Corporation,
	Series 2003-3, Class 1A41,
	5.50%, 10/25/2033	857,510

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Mortgage Backed Securities – 16.1% (cont.)
	Citicorp Mortgage
	Securities, Inc.:
$1,266,401	Series 2004-5, Class 1A25,
	5.50%, 10/25/2014	$1,204,213
76,359	Series 2004-4, Class A2,
	5.25%, 06/25/2034	75,692
1,163,219	Series 2004-4, Class A5,
	5.50%, 06/25/2034	1,148,127
	Countrywide Alternative
	Loan Trust:
309,777	Series 2005-5R, Class A2,
	4.75%, 12/25/2018	284,445
1,169,034	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	916,163
1,344,789	Series 2005-85CB, Class
	3A1, 5.25%, 02/25/2021
	(Acquired 09/26/2007 –
	01/28/2009; Aggregate
	Cost $1,251,900) *	991,089
1,985,017	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	1,382,689
125,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	89,735
140,456	Series 2005-11CB, Class
	2A1, 5.50%, 06/25/2035	110,252
1,294,980	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	1,080,832
823,505	Countrywide Home
	Loans, Inc.,
	Series 2003-18, Class A3,
	5.25%, 07/25/2033	800,373
	Credit Suisse First Boston
	Mortgage Securities Corp.:
82,003	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	73,694
118,894	Series 2005-3, Class 3A27,
	5.50%, 07/25/2035	103,472
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC) Pass-Thru
	Certificates:
718,229	5.00%, 08/01/2011	745,435
1,009,722	6.00%, 06/01/2021	1,069,138
44,409	6.00%, 07/01/2028	46,852
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
1,125,081	Series 3033, Class LU,
	5.50%, 03/15/2013	1,185,751
1,330,800	Series 2695, Class UA,
	5.50%, 09/15/2014	1,388,195
5,524,215	Series R014, Class AL,
	5.50%, 10/15/2014	5,639,199
470,093	Series R001, Class AE,
	4.375%, 04/15/2015	482,532
1,825,612	Series R003, Class VA,
	5.50%, 08/15/2016	1,952,772
2,311,966	Series 3122, Class VA,
	6.00%, 01/15/2017	2,445,730
1,631,184	Series R010, Class VA,
	5.50%, 04/15/2017	1,747,893
3,280,481	Series R009, Class AJ,
	5.75%, 12/15/2018	3,395,117
4,650	Series 74, Class F,
	6.00%, 10/15/2020	4,759
150,000	Series 2673, Class NC,
	5.50%, 05/15/2021	156,943
36,832	Series 1395, Class G,
	6.00%, 10/15/2022	38,432
2,914,599	Series 2970, Class DA,
	5.50%, 01/15/2023	3,024,411

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Mortgage Backed Securities – 16.1% (cont.)
	Federal National Mortgage
	Association (FNMA):
$742,475	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	$771,540
674,542	Series 2003-24, Class PC,
	5.00%, 11/25/2015	687,028
84,239	Series 2005-6, Class VE,
	5.50%, 04/25/2016	89,631
1,525,544	Series 2006-B1, Class AB,
	6.00%, 06/25/2016	1,585,132
46,024	Series 2003-35, Class TD,
	5.00%, 12/25/2016	46,930
21,869	Series 1989-2, Class D,
	8.80%, 01/25/2019	23,692
1,637	Series G-29, Class O,
	8.50%, 09/25/2021	1,767
143,561	Series 1991-137, Class H,
	7.00%, 10/25/2021	155,800
116,057	Series 1992-136, Class PK,
	6.00%, 08/25/2022	124,552
65,597	Series 1993-32, Class H,
	6.00%, 03/25/2023	69,413
5,812,573	Series 2002-85, Class PD,
	5.50%, 05/25/2031	5,989,570
119,408	Series 2004-90, Class YB,
	4.00%, 07/25/2032	121,736
2,271,466	Series 2004-W6, Class 1A6,
	5.50%, 07/25/2034	2,372,973
3,339,850	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	3,310,522
4,061,041	GMAC Commercial
	Mortgage Securities Inc,
	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	4,128,768
	GMAC Mortgage
	Corporation Loan Trust:
140,492	Series 2003-J1, Class A2,
	5.25%, 03/25/2018	137,633
1,381,718	Series 2004-J4, Class A2,
	5.50%, 09/25/2034	1,369,087
349,031	Government National
	Mortgage Association
	(GNMA),
	Series 1999-4, Class ZB,
	6.00%, 02/20/2029	372,958
	J.P. Morgan Alternative
	Loan Trust:
3,078,027	Series 2005-S1, Class 3A1,
	5.50%, 10/25/2020	2,082,478
1,268,402	Series 2006-A1, Class 2A1,
	5.80%, 03/25/2036	716,467
2,068,789	Series 2006-S2, Class A2,
	5.81%, 05/25/2036	1,778,465
674,837	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1,
	5.00%, 08/25/2021	563,278
	Master Alternative
	Loans Trust:
1,946,057	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	1,721,653
426,144	Series 2004-3, Class 1A1,
	5.00%, 03/25/2019	398,311
337,139	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	272,003
69,807	Merrill Lynch Mortgage
	Investors Inc.,
	Series 2005-A8, Class
	A1C1, 5.25%, 08/25/2036	61,118

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Mortgage Backed Securities – 16.1% (cont.)
	Residential Accredit
	Loans, Inc.:
$51,342	Series 2004-QS6, Class
	A1, 5.00%, 05/25/2019	$46,962
50,428	Series 2004-QS13, Class
	CB, 5.00%, 09/25/2019	44,613
300,377	Salomon Brothers
	Mortgage Securities VII,
	Series 2003-UP2, Class A2,
	4.00%, 06/25/2033	295,170
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,110,283	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	2,077,969
2,942,568	Series 2004-CB3, Class 3A,
	5.50%, 10/25/2019	2,932,453
1,085,937	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	986,506
678,663	Series 2004-CB4, Class
	21A, 5.50%, 12/25/2019	604,807
883,823	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	797,692
		74,555,919
Taxable Municipal Bonds – 0.2%
1,430,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	1,069,712
187,586	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	172,742
		1,242,454
Utilities – 6.3%
2,415,000	Baltimore Gas &
	Electic Co. Senior
	Unsecured Notes,
	6.125%, 07/01/2013	2,520,217
1,715,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	1,680,700
50,000	Commonwealth Edison,
	5.95%, 08/15/2016	51,988
	Dominion Resources Inc.:
450,000	6.25%, 06/30/2012	483,154
1,000,000	5.15%, 07/15/2015	1,014,402
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	611,860
600,000	Exelon Corporation
	Senior Notes,
	6.75%, 05/01/2011	626,260
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,143,750
287,305	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $287,305) *	263,644
300,000	Korea Electric Power
	Corporation,
	6.75%, 08/01/2027 f	228,042
1,000,000	Korea Hydro & Nuclear
	Power Company Senior
	Unsecured Notes,
	6.25%, 06/17/2014
	(Acquired 06/10/2009;
	Cost $989,350) * f	997,522
1,475,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,515,393

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.1% (cont.)

Utilities – 6.3% (cont.)
	NiSource Finance
	Corporation:
$1,000,000	2.915%, 11/23/2009
	(Callable 08/31/2009)	$992,059
175,000	7.875%, 11/15/2010	180,756
1,000,000	10.75%, 03/15/2016	1,109,197
1,875,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	1,976,884
400,000	ONEOK Partners
	LP Notes,
	5.90%, 04/01/2012	410,380
1,775,000	PPL Energy Supply,
	LLC Bonds, Series A
	5.70%, 10/15/2015	1,791,488
388,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	408,659
900,000	Progress Energy, Inc.
	Senior Notes,
	6.85%, 04/15/2012	974,740
175,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	176,683
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	294,328
425,000	5.00%, 04/01/2014	428,388
805,997	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	881,978
1,500,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 09/17/2007;
	Cost $1,499,619) *	1,500,143
1,400,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,413,665
1,340,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	1,473,346
	Vectren Utility Holdings:
1,000,000	6.625%, 12/01/2011	1,048,503
575,000	5.25%, 08/01/2013	582,153
1,375,000	Williams Companies, Inc.
	Senior Unsecured Notes:
	8.125%, 03/15/2012	1,424,981
251,896	Yosemite Securities Trust I,
	8.25%, 11/15/2104
	(Acquired 04/26/2001;
	Cost $251,896) * f @	157
		29,205,420
U.S. Government Agency Issues – 17.0%
225,000	Federal Home Loan
	Mortgage Corporation
	(FHLMC),
	4.50%, 07/15/2013	242,193
	Federal National Mortgage
	Association (FNMA):
44,175,000	3.625%, 02/12/2013	46,446,788
32,125,000	2.75%, 03/13/2014	32,056,253
		78,745,234
U.S. Treasury Obligations – 20.6%
	U.S. Treasury Bonds:
11,425,000	2.25%, 05/31/2014	11,271,448
48,350,000	9.125%, 05/15/2018	69,257,604
10,650,000	8.50%, 02/15/2020	14,976,562
		95,505,614
	Total Long-Term
	Investments
	(Cost $469,150,003)	450,416,341

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS – 2.3%

Money Markets – 2.3%
10,707,395	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	$10,707,395
	Total Short-Term
	Investments
	(Cost $10,707,395)	10,707,395

Principal
Amount

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 39.9%

Commercial Paper – 0.7%
$3,289,728	Atlantic East
	Funding LLC,
	3.059%, 03/25/10 # **	3,289,728
		3,289,728
Corporate Bond – 0.7%
3,018,477	Svenska Handelsbanken,
	4.418%, 08/06/09 f	3,018,477
		3,018,477

Shares

Investment Companies – 38.5%
177,739,341	Mount Vernon Securities
	Lending Trust
	Prime Portfolio	177,739,341
1,067,653	Reserve Primary Fund # **	1,067,653
		178,806,994
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $185,115,199)	185,115,199
	Total Investments
	(Cost $664,972,597) –
	139.3%	646,238,935
	Liabilities in Excess of
	Other Assets – (39.3)%	(182,224,008)
	TOTAL NET
	ASSETS – 100.0%	$464,014,927

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
^	Non-Income Producing
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices for identical securities in inactive markets, dealer indications, interest rates, yield curves, benchmark yields, issuer spreads, prepayment speeds, cash flows, credit risk, default rates, information about issuers, sectors and markets, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$10,912,886	$—	$10,912,886
Corporate Debt Securities	—	189,454,234	—	189,454,234
Mortgage Backed Securities	—	74,555,919	—	74,555,919
Taxable Municipal Bonds	—	1,242,454	—	1,242,454
U.S. Government Agency Issues	—	78,745,234	—	78,745,234
U.S. Treasury Obligations	—	95,505,614	—	95,505,614
Total Fixed Income	—	450,416,341	—	450,416,341
Short-Term Investments
Money Market Mutual Funds	10,707,395	—	—	10,707,395
Total Short-Term Investments	10,707,395	—	—	10,707,395
Investments Purchased With Cash
Proceeds From Securities Lending
Commercial Paper	—	3,289,728	—	3,289,728
Corporate Bonds	—	3,018,477	—	3,018,477
Money Market Mutual Funds	177,739,341	—	1,067,653	178,806,994
Total Investments Purchased With Cash
Proceeds From Securities Lending	177,739,341	6,308,205	1,067,653	185,115,199
Total Investments in Securities	$188,446,736	$456,724,546	$1,067,653	$646,238,935

Baird Intermediate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$2,371,982
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales/paydowns)	(1,195,628)
Transfers in and/or out of Level 3 *	(108,701)
Balance as of June 30, 2009	$1,067,653
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund

June 30, 2009

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays Capital 7-Year General Obligation Bond Index.  The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index consisting of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$500,899,071	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	2.56%	Investor Class:	0.55	%***
Investor Class:	2.32%	Portfolio Turnover Rate:	0.5	%#
Average Effective Duration:	4.76 years	Total Number of Holdings:	182
Average Effective Maturity:	5.60 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2009.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Municipal Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2009	One Year	Five Years	Inception(1)
Institutional Class Shares	8.15%	4.65%	5.10%
Investor Class Shares	7.87%	4.37%	4.82%
Barclays Capital 7-Year General Obligation Bond Index(2)	6.88%	4.62%	4.86%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2009.
(2)
The Barclays Capital 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3%

Alabama – 2.5%
$11,385,000	Montgomery Alabama
	Special Care Facility
	Revenue, 5.00%,
	11/15/2021
	(Pre-refunded
	to 11/15/2014)	$12,652,834

Alaska – 0.2%
1,000,000	Alaska State Housing
	Finance Corporation,
	5.00%, 06/01/2017
	(Insured by NPFGC)	1,044,060

Arizona – 2.1%
1,415,000	Arizona Health Facilities
	Authority Hospital
	Revenue, 6.375%,
	12/01/2037 (Pre-refunded
	to 12/01/2012)	1,657,984
2,375,000	Arizona School Facilities
	Board Revenue, 5.75%,
	07/01/2018 (Pre-refunded
	to 07/01/2014)	2,787,015
1,540,000	Phoenix Arizona
	Civic Corporation
	of Wastewater
	Systems Revenue,
	5.00%, 07/01/2015
	(Partially Pre-refunded,
	NPFGC Insured)	1,714,436
1,000,000	Pima County
	Arizona Independent
	Development Authority,
	7.125%, 07/01/2024
	(Pre-refunded
	to 07/01/2014)	1,214,500
2,770,000	Pima County Arizona
	Industrial Development
	Authority Revenue, 7.50%,
	07/01/2034 (Pre-refunded
	07/01/2014)	3,289,153
		10,663,088
Arkansas – 0.0%
230,000	Springdale Arkansas Sales
	& Use Tax Revenue, 4.00%,
	07/01/2016 (Pre-refunded
	to various dates)	232,335

California – 3.4%
2,515,000	Coalinga California Regional
	Medical Center, 5.125%,
	03/01/2032 (Pre-refunded
	to 03/01/2015)	2,840,592
	Golden State Tobacco
	Securitization Corporation
	Revenue Bonds:
1,835,000	6.25%, 06/01/2033
	(Pre-refunded to
	various dates)	2,036,446
1,365,000	6.75%, 06/01/2039
	(Pre-refunded to
	06/01/2013)	1,587,127
1,760,000	6.625%, 06/01/2040
	(Pre-refunded to
	06/01/2013)	2,038,256
2,360,000	5.50%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,639,353
2,975,000	Pittsburg California
	Redevelopment Agency
	Residential Mortgage
	Revenue, 9.60%,
	06/01/2016 (ETM)	4,211,380

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

California – 3.4% (cont.)
$1,600,000	Port Oakland California
	Revenue, 5.00%,
	11/01/2017 (Insured
	by NPFGC)	$1,619,440
165,000	Santa Rosa California
	Hospital Revenue, 10.30%,
	03/01/2011 (ETM)	182,503
		17,155,097
Colorado – 9.3%
2,000,000	Adams County Colorado
	Single Family Mortgage
	Revenue, 8.875%,
	08/01/2012 (ETM)	2,459,160
1,000,000	Aspen Grove Colorado
	Business Improvement
	District, 7.625%,
	12/01/2025 (Pre-refunded
	12/01/2011)	1,138,930
	Colorado Springs Colorado
	Utilities Revenue Bonds:
50,000	5.80%, 11/15/2010 (ETM)	50,799
9,830,000	5.875%,
	11/15/2017 (ETM)	11,142,010
	Denver Colorado
	Convention Center
	& Hotel Authority
	Revenue Bonds:
1,000,000	5.00%, 12/01/2021
	(Pre-refunded to
	12/01/2013)	1,112,420
1,500,000	5.00%, 12/01/2023
	(Pre-refunded to
	12/01/2013)	1,668,630
5,065,000	5.00%, 12/01/2024
	(Pre-refunded to
	12/01/2013)	5,634,407
7,975,000	Denver Colorado Health
	& Hospital Authority
	Healthcare Revenue,
	6.25%, 12/01/2033
	(Pre-refunded to
	12/01/2014)	9,544,241
5,460,000	Pueblo County Colorado
	Certificate Participation,
	6.50%, 12/01/2024
	(Pre-refunded to
	12/01/2010)	5,878,782
6,750,000	Regional Transportation
	District Colorado Sales
	Tax Revenue, 5.00%,
	11/01/2036 (Pre-refunded
	11/01/2016)	7,784,303
		46,413,682
Delaware – 0.3%
1,230,000	Delaware State Economic
	Development Authority
	Revenue, 6.75%,
	01/01/2013 (ETM)	1,338,326

Florida – 10.6%
4,240,000	Bartram Springs
	Community Development
	District Special Assessment,
	6.65%, 05/01/2034
	(Pre-refunded to
	05/01/2013)	4,839,494
1,925,000	Brevard County Florida
	School Board,
	5.00%, 07/01/2020
	(Insured by AMBAC)	1,848,770

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Florida – 10.6% (cont.)
$5,000,000	Coral Gables Florida
	Health Facility Authority
	Hospital Revenue, 5.00%,
	08/15/2029 (Pre-refunded
	to 08/15/2014)	$5,680,600
2,230,000	Dade County Florida
	Health Facility Authority
	Hospital Revenue, 5.75%,
	05/01/2021 (ETM)	2,523,802
2,500,000	Florida State Department
	of Management Services,
	5.00%, 08/01/2018	2,538,175
4,675,000	Florida State Mid-Bay
	Bridge Authority
	Revenue, 6.875%,
	10/01/2022 (ETM)	5,989,470
1,500,000	Gulf Environmental
	Services Inc. Florida
	Revenue Bonds, 5.00%,
	10/01/2018 (ETM)	1,641,870
2,000,000	Highlands County Florida
	Health Facilities Revenue,
	5.375%, 11/15/2035
	(Pre-refunded to
	11/15/2013)	2,271,380
2,000,000	Hillsborough County
	Florida School Board
	Master Lease Program,
	5.50%, 07/01/2018
	(Insured by NPFGC)	2,061,440
2,100,000	Islands At Doral (SW)
	Community Development
	District, 6.375%,
	05/01/2035 (Pre-refunded
	to 05/01/2013)	2,374,008
300,000	Jacksonville Florida Health
	Facility Authority Hospital
	Revenue, 11.50%,
	10/01/2012 (ETM)	395,526
1,470,000	Miami Beach Florida
	Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,776,583
3,000,000	Miami Dade County
	Florida Entitlement
	Revenue Bonds,
	5.00%, 08/01/2015
	(Insured by NPFGC)	3,191,760
2,020,000	Miami-Dade County Florida
	Water & Sewer Revenue,
	5.00%, 10/01/2013
	(Insured by NPFGC)	2,158,754
3,885,000	Oakstead Florida
	Community Development
	District Capital
	Improvement Revenue
	Bonds, 6.875%,
	05/01/2033 (Pre-refunded
	05/01/2012)	4,412,971
1,060,000	Orange County Florida
	Health Facilities Authority
	Revenue Bond, 6.25%,
	10/01/2013 (ETM)	1,228,031
55,000	Orange County Florida
	Health Revenue, 8.75%,
	10/01/2009 (ETM)	56,069
1,000,000	Orlando Florida Utilities
	Commission Water &
	Electric Revenue, 6.75%,
	10/01/2017 (ETM)	1,186,120
1,000,000	Palm Beach County
	Florida Revenue,
	5.00%, 11/01/2018	1,079,670

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Florida – 10.6% (cont.)
$1,000,000	Sarasota County Florida
	School Board,
	5.00%, 07/01/2015
	(Insured by NPFGC)	$1,050,590
4,000,000	Seminole County
	Florida Water & Sewage
	Revenue, 6.00%,
	10/01/2019 (ETM)	4,643,040
		52,948,123
Georgia – 0.2%
1,020,000	Fulton County Georgia
	Hospital Authority
	Revenue, 7.875%,
	10/01/2013 (ETM)	1,162,769

Illinois – 7.4%
1,000,000	Chicago Illinois Board
	of Education, 5.00%,
	12/01/2017 (Insured
	by AMBAC)	1,077,390
1,000,000	Chicago Illinois General
	Obligation Project and
	Refunding, 5.00%,
	01/01/2017 (FSA Insured)	1,086,360
1,440,000	Chicago Illinois
	Metropolitan Water
	Reclamation District
	General Obligation, 7.00%,
	12/01/2010 (ETM)	1,565,769
1,000,000	Chicago Illinois Public
	Building Community
	Building Revenue, 7.00%,
	01/01/2020 (ETM)	1,260,880
2,305,000	Cook County Illinois
	School District No. 097,
	9.00%, 12/01/2015
	(Insured by NPFGC)	3,021,786
1,430,000	Cook County Illinois
	School District
	No. 100, 8.10%,
	12/01/2016 (ETM)	1,941,497
1,000,000	Du Page County Illinois
	Stormwater Project,
	5.60%, 01/01/2021	1,125,620
2,000,000	Illinois State Toll Highway
	Authority Priority Revenue
	Bonds, 5.50%, 01/01/2016
	(Insured by FSA)	2,276,280
	Illinois State Toll Highway
	Authority Revenue Bonds:
820,000	5.00%, 01/01/2026
	(Pre-refunded to
	07/01/2016)	947,247
1,905,000	5.00%, 01/01/2031
	(Pre-refunded to
	07/01/2016)	2,200,618
6,750,000	Kane & Du Page Counties
	Illinois Community United
	School District No. 303,
	5.00%, 01/01/2014
	(Insured by FSA)	7,410,757
1,025,000	Lake County Illinois
	Community High School
	District No. 124 Grant,
	5.00%, 12/01/2017	1,161,581
1,000,000	Lake County Illinois
	Community High School
	District No. 128,
	5.00%, 01/01/2013	1,106,940

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Illinois – 7.4% (cont.)
	McHenry & Kane Counties
	Illinois Community School
	District No. 158:
$1,870,000	0.00%, 01/01/2013 ^
	(Insured by NPFGC)	$1,596,924
1,970,000	0.00%, 01/01/2016 ^	1,403,113
1,805,000	Metropolitan Pier &
	Exposition Authority
	Illinois, 5.50%,
	06/15/2016 (ETM)	2,109,251
2,000,000	Northwest Suburban
	Illinois Municipal Joint
	Action Revenue, 5.00%,
	05/01/2014 (ETM)	2,272,340
1,390,000	Southern Illinois
	University Revenue,
	5.25%, 04/01/2019
	(Insured by NPFGC)	1,470,231
950,000	Winnebago & Boone
	Counties Illinois School
	District No. 205,
	5.00%, 02/01/2013
	(Insured by AMBAC)	954,275
1,360,000	Winnebago County Illinois
	School District No. 122,
	0.00%, 01/01/2018 ^
	(Insured by FSA)	979,921
		36,968,780
Indiana – 1.2%
	Hammond Indiana
	Multi-School Building
	Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,148,660
1,330,000	5.00%, 07/15/2018
	(Insured by NPFGC)	1,488,696
285,000	Indiana Toll Road
	Commission, 9.00%,
	01/01/2015 (ETM)	350,593
1,650,000	Purdue University
	Indiana Revenue,
	5.00%, 07/01/2015	1,857,487
1,000,000	South Bend Indiana
	Community School
	Building Corporation,
	5.00%, 07/15/2017
	(Insured by NPFGC)	1,088,820
		5,934,256
Iowa – 0.6%
1,010,000	Des Moines Iowa
	Metropolitan Wastewater
	Reclamation Authority,
	5.00%, 06/01/2015
	(Insured by NPFGC)	1,114,515
335,000	Muscatine Iowa Electric
	Revenue, 6.70%,
	01/01/2013 (ETM)	370,724
1,535,000	Tobacco Settlement
	Authority Iowa Revenue
	Bonds, 5.30%, 06/01/2025
	(Pre-refunded to
	06/01/2011)	1,638,306
		3,123,545
Kansas – 0.4%
1,865,000	Wyandotte County
	Kansas Revenue, 5.00%,
	09/01/2019 (Insured
	by BHAC)	2,110,359

Louisiana – 2.2%
400,000	Houma-Terrebonne Public
	Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	419,712

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Louisiana – 2.2% (cont.)
$1,000,000	Houma-Terrebonne
	Public Trust Financing
	Authority Single Family
	Mortgage Revenue, 7.30%,
	04/01/2011 (ETM)	$1,106,120
1,450,000	Jefferson Parish Louisiana
	Home Mortgage
	Authority, 7.10%,
	08/01/2010 (ETM)	1,551,457
7,355,000	Louisiana Public Facilities
	Authority Revenue, 5.50%,
	05/15/2032 (Pre-refunded
	to 05/15/2026)	8,025,408
		11,102,697
Massachusetts – 2.1%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020
	(Pre-refunded to
	08/01/2016)	6,626,053
1,000,000	Massachusetts State
	Obligations Tax Revenue,
	5.25%, 01/01/2026
	(Pre-refunded to
	01/01/2014)	1,110,630
2,200,000	Massachusetts State Water
	Resources Authority, 6.50%,
	07/15/2019 (ETM)	2,663,672
		10,400,355
Michigan – 3.3%
1,550,000	Clarkston Michigan
	Community Schools,
	5.00%, 05/01/2013
	(Insured by FSA)	1,661,026
1,000,000	Cornell Twp Michigan
	Economic Development
	Revenue, 5.875%,
	05/01/2018 (Pre-refunded
	to 05/01/2012)	1,119,430
1,000,000	Detroit Michigan City
	School District,
	5.00%, 05/01/2016
	(Insured by FSA)	1,019,640
2,185,000	Detroit Michigan Sewer
	Disposal Revenue, 5.00%,
	07/01/2030 (Pre-refunded
	to 07/01/2015)	2,486,945
1,550,000	Harper Creek Michigan
	Community School District,
	5.00%, 05/01/2016
	(Insured by FSA)	1,656,222
1,390,000	Jenison Michigan
	Public Schools,
	5.25%, 05/01/2015
	(Insured by NPFGC)	1,526,985
3,000,000	Livonia Michigan Public
	Schools School District,
	5.00%, 05/01/2022
	(Insured by NPFGC)	3,001,050
4,000,000	Michigan State Housing
	Development Authority,
	4.75%, 06/01/2016	4,011,520
		16,482,818
Minnesota – 1.0%
1,040,000	Centennial Independent
	School District No. 12
	Minnesota, 5.00%,
	02/01/2014 (Pre-refunded
	to 02/01/2012,
	FSA Insured)	1,112,883

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Minnesota – 1.0% (cont.)
$1,215,000	Robbinsdale Independent
	School District No. 281,
	5.00%, 07/01/2020
	(Pre-refunded to
	02/01/2012,
	FSA Insured)	$1,300,147
2,225,000	Western Minnesota
	Municipal Power
	Agency, 6.375%,
	01/01/2016 (ETM)	2,530,181
		4,943,211
Mississippi – 0.6%
1,110,000	Mississippi Development
	Bank Special Obligations,
	5.25%, 10/01/2030
	(Pre-refunded to
	10/01/2015)	1,273,470
850,000	Mississippi Housing
	Financial Corporation,
	0.00%, 06/01/2015
	(ETM) ^	715,071
1,000,000	Mississippi State, 5.00%,
	11/01/2021 (Pre-refunded
	to 11/01/2012)	1,106,050
		3,094,591
Missouri – 0.5%
2,000,000	St. Louis County
	Industrial Development
	Authority, 6.625%,
	11/15/2035 (Pre-refunded
	to 11/15/2013)	2,398,060

Nebraska – 2.5%
1,640,000	Nebraska Public Power
	District Revenue, 5.00%,
	01/01/2015 (Insured
	by NPFGC)	1,755,899
9,150,000	Omaha Nebraska Public
	Electric Power District
	Revenue, 6.20%,
	02/01/2017 (ETM)	10,833,325
		12,589,224
Nevada – 0.9%
2,080,000	Las Vegas Clark County
	Nevada Library District,
	5.00%, 01/01/2017	2,153,486
1,965,000	Reno Nevada Capital
	Improvement Revenue,
	5.50%, 06/01/2019
	(Pre-refunded to
	06/01/2012)	2,197,538
		4,351,024
New Jersey – 2.1%
	New Jersey Economic
	Development Authority
	Revenue Bonds:
1,500,000	6.375%, 04/01/2018
	(Pre-refunded to
	05/15/2014)	1,762,800
3,000,000	6.375%, 04/01/2031
	(Pre-refunded to
	05/15/2014)	3,525,600
1,000,000	New Jersey State
	Transportation Trust
	Fund Authority, 6.00%,
	12/15/2017 (Pre-refunded
	to 12/15/2011)	1,117,460
The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

New Jersey – 2.1% (cont.)
	New Jersey State Turnpike
	Authority: (ETM)
$1,500,000	6.50%, 01/01/2016	$1,763,295
130,000	6.50%, 01/01/2016	152,182
2,000,000	Tobacco Settlement
	Financing Corporation,
	6.25%, 06/01/2043
	(Pre-refunded to
	06/01/2013)	2,341,360
		10,662,697
New Mexico – 0.2%
1,000,000	New Mexico State Hospital
	Equipment Loan Council
	Hospital Revenue, 5.25%,
	07/01/2025 (Pre-refunded
	to 07/01/2015)	1,128,290

New York – 2.3%
4,730,000	New York City, New York
	Transitional Financial
	Authority Building Aid
	Revenue Bonds,
	5.00%, 01/15/2015
	(Insured by FSA)	5,076,189
2,000,000	New York State Dormitory
	Authority and Personal
	Income Tax Revenue,
	5.00%, 12/15/2017	2,214,500
1,800,000	New York State University
	Dormitory Authority
	Revenue, 5.50%, 05/15/2013
	(Insured by NPFGC)	1,930,446
	New York, New York:
1,000,000	5.00%, 03/01/2016
	(FGIC Insured)	1,070,980
1,125,000	5.25%, 08/15/2021	1,185,705
190,000	TSASC Inc. New York,
	4.75%, 06/01/2022	163,248
		11,641,068
North Carolina – 3.1%
	North Carolina Eastern
	Municipal Power Agency
	Power Systems Revenue:
	(ETM)
2,370,000	5.00%, 01/01/2017	2,644,612
225,000	6.40%, 01/01/2021	272,842
4,900,000	4.50%, 01/01/2024
	(Pre-refunded to
	01/01/2022)	5,249,713
6,495,000	North Carolina Medical
	Care Community Hospital
	Revenue, 5.25%,
	11/01/2029 (Pre-refunded
	to 11/01/2014)	7,242,120
		15,409,287
Ohio – 0.7%
1,000,000	Akron Ohio Community
	Learning Center Income
	Tax Revenue, 5.25%,
	12/01/2016 (Insured
	by NPFGC)	1,039,320
2,000,000	Cincinnati Ohio City
	School District,
	5.00%, 12/01/2016
	(Insured by FSA)	2,213,320
130,000	Miamisburg Ohio Water
	Revenue, 7.00%,
	11/15/2016 (ETM)	151,804
		3,404,444

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Oklahoma – 0.5%
$2,360,000	Tulsa County Oklahoma
	Home Financing Authority
	Single Family Mortgage
	Revenue, 6.90%,
	08/01/2011 (ETM)	$2,641,359

Pennsylvania – 6.1%
1,275,000	Central Dauphin
	Pennsylvania School
	District, 6.75%,
	02/01/2024 (Pre-refunded
	to 02/01/2016)	1,587,388
6,570,000	Pennsylvania Convention
	Center Authority Revenue
	Bonds, 6.00%,
	09/01/2019 (ETM)	7,757,856
3,390,000	Pennsylvania State Higher
	Education Facilities
	Authority Revenue, 5.00%,
	01/01/2029 (Pre-refunded
	to 01/01/2013)	3,771,951
3,000,000	Pennsylvania State Public
	School Building Authority
	Lease Revenue, 5.00%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	3,389,910
1,790,000	Philadelphia Pennsylvania
	Authority For Industrial
	Development Revenue,
	5.25%, 01/01/2027
	(Pre-refunded to
	01/01/2017)	2,060,845
3,350,000	Philadelphia Pennsylvania
	Gas Works, 7.00%,
	05/15/2020 (ETM)	4,027,001
	Pittsburgh Pennsylvania
	Water & Sewer Authority
	Revenue Bonds:
1,025,000	7.25%, 09/01/2014
	(ETM)	1,168,992
4,500,000	5.00%, 09/01/2029
	(Pre-refunded to
	09/01/2015)	5,055,840
1,500,000	St. Mary Hospital
	Authority Pennsylvania
	Health Revenue, 5.375%,
	11/15/2034 (Pre-refunded
	to 11/15/2014)	1,727,145
		30,546,928
Puerto Rico – 0.3%
1,080,000	Puerto Rico Public Finance
	Corporation, 6.00%,
	08/01/2026 (ETM)	1,277,240

South Carolina – 1.9%
285,000	Greenville South
	Carolina Waterworks
	Revenue, 7.00%,
	02/01/2010 (ETM)	295,722
4,500,000	Lexington County South
	Carolina Health Services
	District Hospital Revenue,
	5.50%, 11/01/2032
	(Pre-refunded to
	11/01/2013)	5,178,735
3,800,000	South Carolina Jobs
	Economic Development
	Authority Hospital
	Facilities Revenue, 7.375%,
	12/15/2021 (Pre-refunded
	to 12/15/2010)	4,169,550
		9,644,007

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

South Dakota – 0.3%
$1,175,000	Heartland Consumers
	Power District, 7.00%,
	01/01/2016 (ETM)	$1,380,742

Tennessee – 1.6%
230,000	Metropolitan Government
	Nashville & Davidson County
	Tennessee H&E, 6.10%,
	07/01/2010 (ETM)	234,878
1,545,000	Metropolitan Government
	Nashville & Davidson
	County Tennessee Water
	& Sewer Revenue, 6.50%,
	12/01/2014 (ETM)	1,886,044
5,000,000	Shelby County Tennessee
	Health Educational &
	Housing Facilities
	Revenue, 5.50%,
	08/15/2019 (ETM)	5,635,300
		7,756,222
Texas – 16.4%
1,125,000	Barbers Hill Texas
	Independent School
	District General Obligation,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,236,049
6,060,000	Capital Area Housing
	Finance Corporation
	Texas, 0.00%,
	01/01/2016 (ETM) ^	4,929,083
1,500,000	Central Texas Housing
	Finance Corporation, 0.00%,
	09/01/2016 (ETM) ^	1,177,755
1,000,000	Copperas Cove Texas
	Independent School District,
	5.00%, 08/15/2016
	(PSF Guaranteed)	1,119,130
1,500,000	Cypress-Fairbanks Texas
	Independent School District,
	5.00%, 02/15/2017
	(PSF Guaranteed)	1,662,450
1,355,000	El Paso Texas Waterworks
	& Sewer Revenue,
	5.00%, 08/15/2018	1,506,719
1,625,000	Frisco Texas Independent
	School District,
	6.00%, 08/15/2018
	(PSF Guaranteed)	1,898,666
1,000,000	Georgetown Texas
	Independent School
	District, 5.00%,
	02/15/2016
	(PSF Guaranteed)	1,110,130
2,000,000	Harris County Texas,
	5.25%, 10/01/2017
	(Pre-refunded to
	10/01/2013)	2,284,540
	Harris County Texas
	Health Facilities
	Development Corporation
	Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,844,640
1,720,000	5.50%, 10/01/2019	1,991,622
7,250,000	Houston Texas Health
	Facilities Corporate
	Facilities Revenue,
	7.125%, 02/15/2034
	(Pre-refunded to
	02/15/2014)	8,723,200

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Texas – 16.4% (cont.)
$1,920,000	Houston Texas Sewer
	System Revenue, 9.375%,
	10/01/2013 (ETM)	$2,246,650
1,315,000	La Porte Texas
	Independent
	School District,
	5.00%, 02/15/2018
	(Insured by NPFGC)	1,420,174
1,735,000	Lufkin Texas Independent
	School District,
	5.00%, 08/15/2015
	(PSF Guaranteed)	1,929,424
1,050,000	Magnolia Texas
	Independent School
	District, 5.00%,
	08/15/2016
	(PSF Guaranteed)	1,189,965
1,265,000	Mission Consolidation
	Independent School
	District, 5.00%,
	02/15/2019
	(PSF Guaranteed)	1,355,498
1,125,000	North Central Texas
	Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,283,569
1,210,000	Pearland Texas Waterworks
	& Sewage, 5.25%,
	03/01/2023 (Pre-refunded
	to 03/01/2014)	1,379,811
1,295,000	Rockwall Texas Independent
	School District, 5.00%,
	02/15/2015
	(PSF Guaranteed)	1,461,239
775,000	Sam Rayburn Texas
	Municipal Power Agency,
	6.00%, 09/01/2010 (ETM)	795,615
11,565,000	San Antonio Texas Electric
	& Gas Revenue, 5.65%,
	02/01/2019 (ETM)	13,477,273
2,100,000	San Antonio Texas Hotel
	Occupancy Tax Revenue
	Bonds, 0.00%,
	08/15/2015 (ETM) ^	1,761,333
2,000,000	San Antonio Texas
	Independent School District,
	5.00%, 08/15/2017
	(PSF Guaranteed)	2,213,440
575,000	Socorro Texas Independent
	School District,
	5.25%, 08/15/2012
	(PSF Guaranteed)	639,866
1,000,000	Spring Texas Independent
	School District,
	5.00%, 08/15/2019
	(PSF Guaranteed)	1,116,090
7,750,000	Tarrant County Texas
	Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,168,792
835,000	Tarrant County Texas
	Housing Finance
	Corporation Revenue
	Bonds, 0.00%,
	09/15/2016 (ETM) ^	654,757
265,000	Texas Public Building
	Authority Revenue, 7.125%,
	08/01/2011 (ETM)	280,060
1,900,000	Trinity River Authority
	Texas Revenue, 5.50%,
	02/01/2021 (Pre-refunded
	to 02/01/2013, Insured
	by NPFGC)	2,151,826

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

MUNICIPAL BONDS – 92.3% (cont.)

Texas – 16.4% (cont.)
$1,000,000	University of Houston Texas,
	5.25%, 02/15/2012
	(FSA Insured)	$1,099,070
		82,108,436
Utah – 0.1%
470,000	Salt Lake City Utah
	Hospital Revenue,
	8.125%, 05/15/2015
	(ETM)	544,937

Virginia – 1.0%
1,095,000	Bristol Virginia Utility
	Systems General
	Obligations, 5.50%,
	11/01/2018 (ETM)	1,261,396
3,165,000	Tobacco Settlement
	Financing Corporation
	Revenue, 5.625%,
	06/01/2037 (Pre-refunded
	to 06/01/2015)	3,629,717
		4,891,113
Washington – 0.2%
1,000,000	Snohomish County
	Washington Public Utilities
	Revenue, 6.80%,
	01/01/2020 (ETM,
	Insured by NPFGC)	1,212,610

West Virginia – 1.3%
7,365,000	Berkeley Brooke Fayette
	Counties West Virginia
	Single Family Mortgage
	Revenue, 0.00%,
	12/01/2014 (ETM) ^	6,287,206

Wisconsin – 2.9%
7,390,000	Badger Tobacco Asset
	Securitization Corporation
	Wisconsin, 6.375%,
	06/01/2032 (Pre-refunded
	to 06/01/2012)	8,259,434
3,000,000	Ladysmith-Hawkins
	Wisconsin School District
	General Obligation,
	5.20%, 04/01/2018
	(Insured by NPFGC)	2,946,120
3,320,000	Wisconsin State Health
	& Educational
	Facilities Revenue,
	5.00%, 12/01/2019
	(Insured by NPFGC)	3,329,196
		14,534,750
	Total Municipal Bonds
	(Cost $453,248,331)	462,180,570

Shares

SHORT-TERM INVESTMENTS – 6.0%

Money Market Fund – 6.0%
30,060,494	Fidelity Institutional
	Tax-Exempt Portfolio,	30,060,494
	Total Short-Term
	Investments
	(Cost $30,060,494)	30,060,494
	Total Investments
	(Cost $483,308,825) –
	98.3%	492,241,064
	Other Assets in Excess
	of Liabilities – 1.7%	8,658,007
	TOTAL NET
	ASSETS – 100.0%	$500,899,071

ETM – Escrowed to Maturity
^	Non-Income Producing

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Municipal Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices for identical securities in inactive markets, dealer indications, interest rates, yield curves, benchmark yields, issuer spreads, prepayment speeds, cash flows, credit risk, default rates, information about issuers, sectors and markets, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$462,180,570	$—	$462,180,570
Total Fixed Income	—	462,180,570	—	462,180,570
Short-Term Investments
Money Market Mutual Funds	30,060,494	—	—	30,060,494
Total Short-Term Investments	30,060,494	—	—	30,060,494
Total Investments in Securities	$30,060,494	$462,180,570	$—	$492,241,064

Baird Aggregate Bond Fund

June 30, 2009

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$986,318,048	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	5.95%	Investor Class:	0.55	%***
Investor Class:	5.72%	Portfolio Turnover Rate:	21.2	%%#
Average Effective Duration:	4.30 years	Total Number of Holdings:	414
Average Effective Maturity:	6.35 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2009.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Aggregate Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2009	One Year	Five Years	Inception(1)
Institutional Class Shares	1.90%	3.91%	5.66%
Investor Class Shares	1.50%	3.62%	5.41%
Barclays Capital U.S. Aggregate Bond Index(2)	6.05%	5.01%	5.96%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2009.
(2)
The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8%

Asset Backed Securities – 5.3%
$8,000,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$7,930,857
	Bayview Financial
	Acquisition Trust:
2,000,000	Series 2006-A, Class 1A2,
	5.483%, 02/28/2041	1,448,729
5,000,000	Series 2007-B, Class 1A2,
	6.831%, 08/28/2047	2,016,595
1,525,000	Chase Issuance Trust,
	Series 2005-A10, Class
	A10, 4.65%, 12/17/2012	1,574,765
	Contimortgage Home
	Equity Trust:
1,073	Series 1997-2, Class A9,
	7.09%, 04/15/2028	995
5,955	Series 1999-3, Class A8,
	5.884%, 05/25/2029	5,876
	Countrywide
	Asset-Backed Certificates:
4,004,824	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	2,822,246
1,693,429	Series 2005-17,
	Class 1AF2, 5.363%,
	03/25/2030	1,230,850
1,424,534	Series 2004-15,
	Class AF6, 4.613%,
	04/25/2035	851,604
4,772,765	Series 2005-1, Class AF6,
	5.03%, 07/25/2035	3,160,232
4,905,016	Series 2005-10,
	Class AF6, 4.915%,
	02/25/2036	2,658,768
1,975,697	Series 2005-17,
	Class 1AF5, 5.564%,
	05/25/2036	972,849
2,715,504	Series 2007-S1,
	Class A6,
	5.693%, 11/25/2036	1,086,239
7,000,000	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	5,545,994
1,500,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	728,587
922,841	Credit Based Asset
	Servicing and Securities,
	Series 2005-CB8,
	Class AF2, 5.303%,
	12/25/2035	819,555
	Discover Card
	Master Trust I:
1,700,000	Series 2004-2, Class A2,
	4.31%, 05/15/2012	1,696,536
2,000,000	Series 2003-4, Class A2,
	1.32%, 05/15/2013	1,964,635
239,585	Equivantage Home
	Equity Loan Trust,
	Series 1996-3, Class A3,
	7.70%, 09/25/2027	192,199
	GE Capital Mortgage
	Services, Inc.:
2,205	Series 1997-HE4,
	Class A7, 6.735%,
	12/25/2028	2,179
31,795	Series 1999-HE1,
	Class A7, 6.265%,
	04/25/2029	28,243

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Asset Backed Securities – 5.3% (cont.)
$59,675	GMAC Mortgage
	Corporation Loan Trust,
	Series 2004-GH1,
	Class A2, 4.39%,
	12/25/2025	$56,746
	Green Tree Financial
	Corporation:
1,022,787	Series 1993-3, Class A7,
	6.40%, 10/15/2018	945,822
765,374	Series 1993-4, Class A5,
	7.05%, 01/15/2019	711,667
1,937,083	Series 1998-2, Class A5,
	6.24%, 12/01/2028	1,688,279
129,080	Series 1997-6, Class A8,
	7.07%, 01/15/2029	121,269
1,584,938	Series 1998-3, Class A5,
	6.22%, 03/01/2030	1,271,529
960,438	Series 1998-4, Class A5,
	6.18%, 04/01/2030	773,912
1,079,725	GSAA Home Equity
	Trust, Series 2005-1,
	Class AF2, 4.316%,
	11/25/2034	993,477
98,707	IMC Home Equity Loan
	Trust, Series 1997-5,
	Class A10, 5.749%,
	11/20/2028	91,984
212,125	Impac CMB Trust,
	Series 2004-4, Class 2A2,
	5.249%, 09/25/2034	157,622
3,200,000	MBNA Master Credit
	Card Trust, Series
	2005-4A, Class A4,
	3.38%, 11/15/2012	3,170,740
92,562	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	56,463
1,098,651	RAAC Series,
	Series 2004-SP1,
	Class AI4, 5.285%,
	08/25/2027	915,498
3,000,000	Renaissance Home
	Equity Loan Trust,
	Series 2007-1, Class AF3,
	5.612%, 04/25/2037	815,696
	Residential Asset
	Mortgage Products, Inc.:
1,293,708	Series 2003-RS7,
	Class AI6, 5.34%,
	08/25/2033	1,012,948
899,604	Series 2005-RS1,
	Class AI6, 4.713%,
	01/25/2035	631,931
	Residential Asset
	Securities Corporation:
256,865	Series 2003-KS5,
	Class AI6, 3.62%,
	07/25/2033	142,941
256,283	Series 2004-KS2,
	Class AI6, 4.30%,
	03/25/2034	179,955
2,600,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007
	and 09/19/2007; Cost
	$1,538,444 and
	$815,411,
	respectively) # **	1,300,000
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Asset Backed Securities – 5.3% (cont.)
$1,410,695	Structured Asset
	Securities Corporation,
	Series 2005-7XS,
	Class 1A4B, 5.44%,
	04/25/2035	$801,483
		52,578,495
Financial – 16.6%
2,450,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	2,547,287
	American General Finance
	Corporation Senior Notes:
1,250,000	8.45%, 10/15/2009	1,201,986
1,150,000	4.875%, 05/15/2010	967,569
1,000,000	5.85%, 06/01/2013	573,639
500,000	6.90%, 12/15/2017	270,741
1,000,000	American International
	Group, 8.175%,
	05/15/2058 (Callable
	05/15/2038) (Acquired
	05/13/2008; Cost
	$1,000,000)*	285,296
2,000,000	Ameriprise Financial, Inc.
	7.30%, 06/28/2019	2,046,618
250,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	169,859
2,330,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	2,336,410
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	195,817
1,265,000	Bank of America
	Corporation
	Subordinated Notes,
	10.20%, 07/15/2015	1,322,990
2,435,000	Bank of Tokyo-
	Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	2,505,474
929,000	Bank One Corporation
	Subordinated Notes,
	10.00%, 08/15/2010	987,962
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/08/2009)	1,278,828
2,500,000	Barclays Bank Plc,
	6.75%, 05/22/2019 f	2,479,430
2,400,000	Bear Stearns Cos.,
	Inc., Series B,
	6.95%, 08/10/2012	2,608,450
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2016
	(Acquired 09/03/2008;
	Cost $990,386) * f	562,500
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	750,000
2,000,000	Capmark Financial
	Group, Inc.,
	6.30%, 05/10/2017	471,630
2,967,000	CIT Group Funding
	Company of Canada,
	5.20%, 06/01/2015 f	1,718,750
	CIT Group, Inc.:
500,000	5.40%, 01/30/2016	282,334
1,670,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	633,414
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057
	(Callable 12/21/2037)	1,559,650
1,000,000	Citigroup, Inc.,
	5.50%, 04/11/2013	937,245

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Financial – 16.6% (cont.)
$1,281,000	Compass Bank
	Subordinated Notes,
	8.10%, 08/15/2009	$1,279,985
	Corp Andina
	De Fomento Notes: f
675,000	7.375%, 01/18/2011	706,377
340,000	5.75%, 01/12/2017	327,538
3,575,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	3,171,651
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049
	(Acquired 05/23/2007;
	Cost $1,000,000) * f	587,500
330,000	Deutsche Bank Trust
	Corporation Subordinated
	Notes, 7.25%, 10/15/2011	347,953
3,500,000	Fifth Third Bank,
	4.20%, 02/23/2010	3,497,438
3,135,000	First Empire Capital Trust
	I, 8.234%, 02/01/2027
	(Callable 09/08/2009)	2,067,263
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027
	(Callable 09/08/2009)	1,040,469
3,500,000	First Hawaiian Capital
	Trust I, Series B,
	8.343%, 07/01/2027
	(Callable 09/08/2009)	2,673,853
686,508	First National Bank of
	Chicago Pass-Thru
	Certificates, Series 1993-A,
	8.08%, 01/05/2018	757,259
4,475,000	First National
	Bank of Omaha
	Subordinated Notes,
	7.32%, 12/01/2010	4,393,640
1,748,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027 (Callable
	09/08/2009)	1,583,456
5,107,000	First Union
	Institutional Capital I,
	8.04%, 12/01/2026
	(Callable 09/08/2009)	4,211,569
1,460,000	First Union
	Institutional Capital II,
	7.85%, 01/01/2027
	(Callable 09/08/2009)	1,181,346
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026
	(Callable 09/08/2009)	2,049,805
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013
	(Acquired 02/26/2003 –
	12/21/2007; Aggregate
	Cost $2,236,498) *	2,162,253
1,000,000	GE Global Insurance
	Holding Corporation.,
	7.50%, 06/15/2010	997,787
	General Electric
	Capital Corporation:
2,030,000	5.50%, 11/15/2011
	(Callable 11/15/2009)	2,035,018
889,000	1.146%, 08/02/2012	805,422
1,100,000	5.90%, 05/13/2014	1,122,727

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Financial – 16.6% (cont.)
$2,175,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004 –
	06/19/2008; Aggregate
	Cost $2,123,673) *	$1,796,354
	GMAC LLC:
100,000	7.25%, 03/02/2011	90,736
336,000	7.50%, 12/31/2013
	(Acquired 06/21/2005 –
	10/17/2007; Aggregate
	Cost $1,148,100) *	260,400
150,000	6.75%, 12/01/2014	115,316
403,000	8.00%, 12/31/2018
	(Acquired 06/21/2005 –
	10/17/2007; Aggregate
	Cost $1,471,986) *	255,905
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	951,974
1,000,000	Goldman Sachs Group Inc.,
	7.50%, 02/15/2019	1,070,772
500,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013
	(Acquired 01/05/2009;
	Cost $500,000) *	541,524
2,800,000	Great West Life &
	Annuity Insurance,
	7.153%, 05/16/2046
	(Acquired 05/16/2006
	and 11/08/2007;
	Cost $1,000,000 and
	$1,783,656, respectively) *	2,156,000
2,200,000	Hartford Financial
	Services Group Inc.,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	1,540,000
950,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	975,904
2,100,000	HSBC Holdings PLC
	Subordinated Notes,
	6.50%, 09/15/2037 f	2,031,357
400,000	HSBC USA
	Capital Trust I,
	7.808%, 12/15/2026
	(Callable 09/08/2009)
	(Acquired 03/08/2007;
	Cost $411,644) *	362,581
500,000	HSBC USA Capital
	Trust II,
	8.38%, 05/15/2027
	(Callable 09/08/2009)
	(Acquired 11/06/2007;
	Cost $517,111) *	452,942
3,150,000	Huntington National
	Bank Notes,
	8.00%, 04/01/2010	3,150,646
2,300,000	ING Security Life
	Institutional Funding
	Senior Unsecured Notes,
	1.321%, 01/15/2010
	(Acquired 04/27/2009;
	Cost $2,227,555) *	2,302,482
	Invesco Ltd. Notes: f
1,015,000	5.375%, 02/27/2013	887,480
921,000	5.375%, 12/15/2014	714,560
900,000	J.P. Morgan Chase &
	Company Notes,
	5.875%, 03/15/2035	720,000
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	865,791

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Financial – 16.6% (cont.)
$1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011
	(Acquired 06/06/2008
	and 07/22/2008;
	Cost $199,243
	and $769,803,
	respectively) * f	$162,500
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,047,825
	Lehman Brothers
	Holdings, Inc. Notes: @
750,000	8.50%, 08/01/2015	110,625
1,425,000	6.50%, 07/19/2017	142
2,500,000	Liberty Mutual Group,
	10.75%, 06/15/2088
	(Callable 06/15/2038)
	(Acquired 05/21/2008;
	Cost $2,445,125) *	1,800,000
565,000	Liberty Mutual
	Insurance Company,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $361,716) *	338,002
1,125,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	714,375
	Marsh & McLennan
	Companies, Inc.:
800,000	5.375%, 07/15/2014	778,806
500,000	9.25%, 04/15/2019	562,659
195,455	Marshall & Ilsley Bank
	Notes, 2.90%, 08/18/2009	193,840
1,000,000	Massachusetts Mutual
	Life Insurance Company,
	8.875%, 06/01/2039
	(Acquired 05/27/2009;
	Cost $987,100) *	1,061,892
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $800,000) *	304,000
	Merrill Lynch
	& Company:
1,000,000	6.40%, 08/28/2017	885,260
1,750,000	6.875%, 04/25/2018	1,619,723
1,275,000	7.75%, 05/14/2038	1,184,354
422,000	Metlife, Inc.,
	6.50%, 12/15/2032	406,581
1,650,000	Metropolitan Life
	Global Funding I,
	2.189%, 05/17/2010
	(Acquired 12/31/2008
	and 04/23/2009; Cost
	$1,479,042 and $95,768,
	respectively) *	1,636,421
3,444,000	The Mony Group, Inc.,
	8.35%, 03/15/2010	3,557,642
2,000,000	Morgan Stanley,
	5.625%, 01/09/2012	2,046,814
475,000	Morgan Stanley
	Subordinated Notes,
	4.75%, 04/01/2014	448,680
510,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	522,801

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Financial – 16.6% (cont.)
$1,250,000	National City Bank
	of Cleveland
	Subordinated Notes,
	4.625%, 05/01/2013	$1,193,090
2,600,000	National City Bank of
	Kentucky Subordinated
	Notes, 6.30%, 02/15/2011	2,631,234
1,750,000	National Westminster
	Bank Subordinated Notes,
	7.375%, 10/01/2009 f	1,730,916
2,000,000	Nationwide Building
	Society, 4.25%,
	02/01/2010 (Acquired
	12/02/2008; Cost
	$1,970,004) * f	1,994,734
4,921,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	3,826,127
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027
	(Callable 09/08/2009)	3,639,225
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027
	(Callable 09/08/2009)	1,814,818
1,600,000	Pricoa Global Funding I,
	2.066%, 06/04/2010
	(Acquired 03/06/2009;
	Cost $1,483,827) *	1,586,346
4,480,000	Principal Financial
	Group (AU) Senior Notes,
	8.20%, 08/15/2009
	(Acquired 3/10/2009;
	Cost $4,449,747) * f	4,498,319
2,000,000	Principal Life
	Income Funding,
	1.128%, 07/17/2009	1,999,308
4,750,000	Regions Financing
	Trust II,
	6.625%, 05/15/2047	3,040,000
1,000,000	Republic New York
	Capital I,
	7.75%, 11/15/2026	889,390
700,000	Republic New York
	Corporation Debentures,
	9.125%, 05/15/2021	665,970
1,000,000	Santander
	Financial Issuances,
	6.375%, 02/15/2011 f	997,907
2,000,000	Santander Perpetual,
	6.671%, 10/29/2049
	(Callable 10/24/2017) f	1,480,000
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2067
	(Callable 11/15/2017)	7,302,424
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	307,839
	Sovereign Bancorp, Inc.:
1,500,000	3.44%, 03/23/2010	1,384,305
800,000	4.80%, 09/01/2010	781,436
745,000	4.90%, 09/23/2010	727,678
1,500,000	8.75%, 05/30/2018	1,475,256
3,000,000	Sun Life Financial
	Global Funding,
	1.663%, 07/06/2010
	(Acquired 03/25/2009;
	Cost $2,819,695) *	2,911,542

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Financial – 16.6% (cont.)
$1,000,000	Symetra Financial
	Corporation Senior Notes,
	6.125%, 04/01/2016
	(Acquired 03/23/2006;
	Cost $995,570) *	$756,869
2,400,000	Toll Road Inv.
	Partnership II,
	0.00%, 02/15/2011
	(Acquired 06/19/2008;
	Cost $2,118,833) * ^	2,156,251
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,084,062
560,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	579,848
301,000	United Mexican
	States Notes,
	6.75%, 09/27/2034 f	303,559
650,000	Washington Mutual
	Preferred Funding Trust I,
	6.534%, 03/29/2049
	(Callable 03/15/2011)
	(Acquired 07/31/2007;
	Cost $606,756) * @	8,125
2,788,000	Westdeutsche Landesbank
	Subordinated Notes,
	4.796%, 07/15/2015	2,906,975
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	658,227
		163,651,634
Industrial – 12.7%
	Ameritech Capital
	Funding Debentures:
2,236,691	9.10%, 06/01/2016	2,267,734
1,500,000	6.45%, 01/15/2018	1,597,638
2,000,000	Anglo American Capital
	PLC, 9.375%, 04/08/2019
	(Acquired 04/02/2009;
	Cost $2,000,000) * f	2,160,000
2,765,000	British Sky Broadcasting
	Group PLC,
	8.20%, 07/15/2009 f	2,766,631
	British Telecom
	PLC Notes: f
2,575,000	8.625%, 12/15/2010	2,734,835
600,000	9.125%, 12/15/2030	665,195
600,000	Bunge Limited Finance
	Corporation Notes,
	5.35%, 04/15/2014	583,795
3,000,000	Bunge NA Finance LP
	5.90%, 04/01/2017	2,745,744
1,000,000	Canadian National
	Resources,
	6.25%, 03/15/2038 f	998,164
800,000	Clear Channel
	Communications Senior
	Unsubordinated Notes,
	5.50%, 12/15/2016	174,000
680,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	773,682
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,042,679
825,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	965,250
5,000,000	Computer Sciences
	Corporation,
	7.375%, 06/15/2011	5,313,420
	ConAgra Foods, Inc.:
580,000	5.819%, 06/15/2017	585,880
120,000	9.75%, 03/01/2021	145,760

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Industrial – 12.7% (cont.)
	Continental Airlines, Inc.
	Pass-Thru Certificates:
$83,497	Series 2000-2, Class C,
	8.312%, 10/02/2012	$65,127
373,641	Series 1997-4,
	6.90%, 01/02/2018	325,068
	COX Communications Inc.:
1,000,000	7.75%, 11/01/2010	1,040,996
1,775,000	7.125%, 10/01/2012	1,908,047
2,000,000	5.45%, 12/15/2014	1,985,374
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,010,336
1,000,000	D.R. Horton Inc.
	Unsubordinated Notes,
	6.50%, 04/15/2016	855,000
300,000	Deutsche Telekom
	International
	Finance BV,
	8.25%, 06/15/2030 f	351,219
	Donnelley (R.R.)
	& Sons Co.:
3,900,000	4.95%, 05/15/2010	3,905,331
1,500,000	6.125%, 01/15/2017	1,319,414
635,000	FedEx Corporation,
	9.65%, 06/15/2012	713,044
3,136,679	FedEx Corporation
	Pass-Thru Certificates,
	Series 1998-1, 6.845%,
	01/15/2019	2,995,528
3,725,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,866,539
403,000	Ford Motor
	Company Debentures,
	9.215%, 09/15/2021	233,740
2,200,000	GTE Corporation
	Debentures,
	6.84%, 04/15/2018	2,290,743
3,500,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 06/20/2001,
	01/26/2005 and
	06/15/2009; Cost
	$199,106, $315,372
	and $3,209,610,
	respectively) *	3,663,569
650,000	Health Management
	Association,
	6.125%, 04/15/2016	557,375
1,950,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013
	(Acquired 08/14/2003,
	09/05/2007 and
	12/17/2007; Cost
	$274,373, $746,980
	and $956,214,
	respectively) *	1,805,394
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	1,802,282
850,000	Johnson Controls Inc.,
	Senior Notes,
	6.00%, 01/15/2036	606,403
400,000	Laboratory Corporation
	of America,
	5.625%, 12/15/2015	372,878
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	694,473
1,000,000	Masco Corporation,
	6.125%, 10/03/2016	839,596

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Industrial – 12.7% (cont.)
$650,000	McClatchy Company,
	5.75%, 09/01/2017	$97,500
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,055,957
1,050,000	New Cingular Wireless
	Services, Inc. Senior
	Notes, 8.75%, 03/01/2031	1,279,750
1,500,000	Nextel Communications,
	7.375%, 08/01/2015	1,196,250
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	300,119
400,000	PCCW-HWT Capital II
	Ltd., 6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $398,132) * f	390,830
2,800,000	Pemex Project Funding
	Master Trust,
	5.75%, 03/01/2018	2,576,000
4,095,000	Plum Creek
	Timberlands,
	5.875%, 11/15/2015	3,461,573
4,975,000	Premcor Refining Group,
	7.50%, 06/15/2015	5,161,697
	Qwest Capital
	Funding, Inc.:
300,000	7.00%, 08/03/2009	300,000
200,000	7.25%, 02/15/2011	194,000
500,000	Rio Tinto Alcan Inc.,
	5.75%, 06/01/2035 f	362,563
3,700,000	Rio Tinto Financial
	USA Ltd., 6.50%,
	07/15/2018 f	3,702,157
1,500,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007;
	Cost $1,482,015) * f	1,386,174
	Sprint Capital
	Corporation:
2,800,000	6.90%, 05/01/2019	2,317,000
358,000	8.75%, 03/15/2032	288,190
1,000,000	Target Corporation,
	6.50%, 10/15/2037	1,011,555
	Telecom Italia
	Capital S.A.: f
1,400,000	6.20%, 07/18/2011	1,449,276
2,000,000	7.175%, 06/18/2019	2,027,390
2,100,000	7.20%, 07/18/2036	2,036,118
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,195,277
1,000,000	Teva Pharmaceutical
	Finance LLC,
	5.55%, 02/01/2016	1,034,338
2,800,000	Time Warner
	Cable, Inc.,
	6.75%, 06/15/2039	2,725,215
	Time Warner, Inc.:
2,000,000	6.875%, 05/01/2012	2,139,490
1,100,000	7.625%, 04/15/2031	1,069,372
250,000	7.70%, 05/01/2032	245,666
1,000,000	6.55%, 05/01/2037	958,855
3,000,000	Tyco Electronics
	Group S.A.,
	6.55%, 10/01/2017 f	2,723,778
	Tyco International
	Finance: f
1,775,000	6.375%, 10/15/2011	1,870,374
300,000	6.00%, 11/15/2013	305,045
	United AirLines, Inc.
	Pass-Thru Certificates:
27,938	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	27,658
269,803	Series 2000-2, Class C,
	7.762%, 10/01/2105	231,356

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Industrial – 12.7% (cont.)
$471,011	U.S. Airways
	Pass-Thru Certificate,
	Series 1998-1, 6.85%,
	01/30/2018 # **	$323,537
	Vale Overseas Limited: f
350,000	8.25%, 01/17/2034	393,649
1,450,000	6.875%, 11/21/2036	1,376,782
2,000,000	Verizon Wireless,
	8.50%, 11/15/2018
	(Acquired 11/18/2008;
	Cost $1,978,700) *	2,390,186
2,250,000	Viacom, Inc.
	Senior Notes,
	7.70%, 07/30/2010	2,316,690
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,844,721
	Vulcan Materials:
2,000,000	7.00%, 06/15/2018	1,928,072
500,000	7.15%, 11/30/2037	422,700
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	953,484
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	103,599
4,014,000	Weyerhaeuser Company,
	5.25%, 12/15/2009	4,034,391
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $3,598,884) * f	3,874,745
		125,810,962
Mortgage Backed Securities – 35.0%
	Bank of America
	Alternative Loan Trust:
457,827	Series 2003-4, Class 2A1,
	5.00%, 06/25/2018	450,816
814,479	Series 2003-11,
	Class 4A1,
	4.75%, 01/25/2019	785,718
527,664	Series 2004-6,
	Class 4A1,
	5.00%, 07/25/2019	482,648
546,469	Series 2004-11,
	Class 4A1,
	5.50%, 12/25/2019	528,196
857,861	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	794,862
3,987,789	Series 2005-4, Class 3A1,
	5.50%, 05/25/2020	3,429,063
3,049,758	Series 2005-10,
	Class 5A1,
	5.25%, 11/25/2020	2,734,745
3,849,092	Series 2007-1, Class 4A1,
	6.098%, 04/25/2022	2,534,386
1,555,433	Series 2003-11,
	Class 2A1,
	6.00%, 01/25/2034	1,391,870
853,916	Series 2005-2,
	Class 1CB2,
	5.50%, 03/25/2035	628,064
1,158,091	Series 2005-9,
	Class 1CB3,
	5.50%, 10/25/2035	909,696
657,344	Series 2005-11,
	Class 1CB4,
	5.50%, 12/25/2035	512,397
2,201,460	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	1,500,623
2,492,142	Chase Commercial
	Mortgage Securities
	Corporation, Series
	1999-2, Class A2,
	7.198%, 01/15/2032	2,504,519
The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Mortgage Backed Securities – 35.0% (cont.)
	Chase Mortgage
	Finance Corporation:
$1,229,772	Series 2003-S13,
	Class A11,
	5.50%, 11/25/2033	$1,225,791
6,000,000	Series 2006-A1, Class
	2A3, 6.00%, 09/25/2036	2,906,358
602,837	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-3, Class A2,
	5.25%, 05/25/2034	605,725
1,352,340	Citigroup Mortgage
	Loan Trust, Inc.,
	Series 2005-9, Class 2A2,
	5.50%, 10/25/2035	1,010,771
	Countrywide Alternative
	Loan Trust:
1,270,689	Series 2005-50CB, Class
	4A1, 5.00%, 11/25/2020	995,830
6,343,727	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	4,418,802
1,325,845	Series 2006-J5,
	Class 3A1, 6.132%,
	07/25/2021	1,045,346
1,622,943	Series 2006-43CB,
	Class 2A1, 6.00%,
	02/25/2022	1,230,901
1,777,394	Series 2002-11, Class A4,
	6.25%, 10/25/2032	1,740,001
3,000,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	2,153,649
2,417,295	Series 2005-34CB, Class
	1A6, 5.50%, 09/25/2035	2,017,553
3,038,680	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	2,034,771
568,813	Countrywide Home
	Loans, Inc.,
	Series 2003-39,
	Class A5,
	5.00%, 05/25/2012	573,120
1,239,251	CS First Boston
	Mortgage Securities Corp.,
	Series 2004-4, Class 2A5,
	5.50%, 06/25/2015	1,189,742
361,089	Deutsche Mortgage
	Securities, Inc.
	Series 2004-4, Class 1A6,
	5.65%, 04/25/2034	317,812
1,966,242	Deutsche Securities
	Inc. Mortgage,
	Series 2006-AR5, Class
	21A, 6.00%, 10/25/2021	1,097,990
782,501	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	781,642
	Federal Gold Loan
	Mortgage Corporation
	(FGLMC):
136,589	6.50%, 07/01/2014	145,003
1,143,181	6.00%, 06/01/2020	1,214,558
590,543	5.50%, 11/01/2022	614,855
692,419	5.00%, 06/01/2023	713,063
530,161	5.50%, 07/01/2023	551,614
1,370,643	6.50%, 06/01/2029	1,472,611
5,480,071	5.50%, 01/01/2036	5,676,101
3,607,848	6.00%, 12/01/2036	3,772,527
5,235,342	5.50%, 04/01/2037	5,411,984

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Mortgage Backed Securities – 35.0% (cont.)
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
$881,640	Series 3124, Class VP,
	6.00%, 06/15/2014	$939,904
402,013	Series 2695, Class UA,
	5.50%, 09/15/2014	419,351
1,999,691	Series R007, Class AC,
	5.875%, 05/15/2016	2,051,999
3,398,169	Series R003, Class VA,
	5.50%, 08/15/2016	3,634,863
2,125,989	Series 3097, Class MC,
	6.00%, 11/15/2016	2,255,781
465,348	Series 2391, Class QR,
	5.50%, 12/15/2016	493,801
4,314,659	Series R009, Class AJ,
	5.75%, 12/15/2018	4,465,434
134,970	Series 206, Class E,
	0.00%, 07/15/2019 ^	126,786
1,575,675	Series R010, Class AB,
	5.50%, 12/15/2019	1,621,551
82,600	Series 141, Class D,
	5.00%, 05/15/2021	82,962
76,320	Series 1074, Class I,
	6.75%, 05/15/2021	81,317
433,690	Series 1081, Class K,
	7.00%, 05/15/2021	471,278
65,374	Series 163, Class F,
	6.00%, 07/15/2021	70,342
132,707	Series 188, Class H,
	7.00%, 09/15/2021	142,722
65,706	Series 1286, Class A,
	6.00%, 05/15/2022	65,697
2,556,365	Series 1694, Class PK,
	6.50%, 03/15/2024	2,736,167
19,219,392	Series 2009-15,
	Class MA,
	4.00%, 03/25/2024	19,733,643
1,390,602	Series 2664, Class LG,
	5.50%, 07/15/2028	1,424,626
2,891,682	Series 2552, Class ND,
	5.50%, 10/15/2031	2,983,685
	Federal National
	Mortgage Association
	(FNMA):
1,622,232	5.00%, 02/01/2018	1,699,186
2,081,182	5.00%, 12/01/2019	2,179,258
1,432,560	5.50%, 01/01/2023	1,491,645
2,052,453	5.50%, 07/01/2023	2,136,255
4,283,464	5.00%, 11/01/2023	4,399,595
2,303,126	6.00%, 03/01/2026	2,425,061
5,470,559	6.00%, 05/01/2026	5,760,188
6,879,250	5.00%, 05/01/2028	7,053,647
507,347	6.00%, 03/01/2033	534,944
438,220	5.00%, 11/01/2033	448,336
2,006,669	5.50%, 04/01/2034	2,079,532
1,712,461	5.50%, 09/01/2034	1,775,859
695,216	6.00%, 11/01/2034	731,077
4,367,585	5.50%, 02/01/2035	4,529,280
11,601,784	5.50%, 02/01/2035	12,031,300
6,824,366	5.00%, 07/01/2035	6,976,582
6,128,551	5.00%, 11/01/2035	6,261,416
7,192,267	5.00%, 02/01/2036	7,348,193
20,294,174	5.00%, 03/01/2036	20,734,145
41,839,475	5.50%, 04/01/2036	43,349,210
7,197,254	5.50%, 11/01/2036	7,444,589
1,749,824	6.00%, 08/01/2037	1,825,866
4,155,795	Series 2006-B2, Class AB,
	5.50%, 05/25/2014	4,318,483
411,477	Series 2003-27, Class OJ,
	5.00%, 07/25/2015	416,883

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Mortgage Backed Securities – 35.0% (cont.)
$337,271	Series 2003-24,
	Class PC,
	5.00%, 11/25/2015	$343,514
63,922	Series 2002-56,
	Class MC,
	5.50%, 09/25/2017	67,754
370,072	Series 1989-37, Class G,
	8.00%, 07/25/2019	412,721
64,789	Series 1989-94, Class G,
	7.50%, 12/25/2019	71,135
17,907	Series 1990-58, Class J,
	7.00%, 05/25/2020	19,413
171,659	Series 1990-76, Class G,
	7.00%, 07/25/2020	186,250
73,198	Series 1990-105, Class J,
	6.50%, 09/25/2020	79,557
27,688	Series 1990-108, Class G,
	7.00%, 09/25/2020	29,548
51,316	Series 1991-1, Class G,
	7.00%, 01/25/2021	55,762
58,514	Series 1991-86, Class Z,
	6.50%, 07/25/2021	62,953
205,462	Series 2003-28, Class KA,
	4.25%, 03/25/2022	211,070
26,911	Series G92-30, Class Z,
	7.00%, 06/25/2022	28,961
2,362,707	Series 2003-33, Class LD,
	4.25%, 09/25/2022	2,436,185
723,842	Series 1993-58, Class H,
	5.50%, 04/25/2023	774,487
472,264	Series 1998-66, Class C,
	6.00%, 12/25/2028	507,235
1,788,484	Series 2002-85,
	Class PD, 5.50%,
	05/25/2031	1,842,945
71,214	Series 2003-44,
	Class AB,
	3.75%, 05/25/2033	70,880
2,459,454	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	2,302,565
4,493,553	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	4,694,358
6,391,070	Series 2004-W10, Class
	A24, 5.00%, 08/25/2034	6,334,949
4,000,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	3,753,916
	First Horizon Alternative
	Mortgage Securities:
965,478	Series 2005-FA7, Class
	2A1, 5.00%, 09/25/2020	757,599
1,342,086	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	1,084,993
3,495,491	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	1,955,137
2,950,000	First Union National
	Bank Commercial
	Mortgage Securities Inc.,
	Series 2001-C4, Class A2,
	6.223%, 12/12/2033	3,033,491
	GE Capital Commercial
	Mortgage Corporation:
6,226,100	Series 2000-1, Class A2,
	6.496%, 01/15/2033	6,287,459
2,865,000	Series 2002-3A, Class AZ,
	4.996%, 12/10/2037	2,795,364
6,200,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	5,530,027
10,100,000	GMAC Commercial
	Mortgage Securities, Inc.,
	Series 2003-C1,
	Class A2, 4.079%,
	05/10/2036	9,411,960

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Mortgage Backed Securities – 35.0% (cont.)
	Government National
	Mortgage Association
	(GNMA):
$413,841	6.00%, 11/20/2033	$431,246
800,000	Series 2004-78, Class C,
	4.658%, 04/16/2029	827,890
1,285,000	Series 2004-100, Class B,
	4.603%, 02/16/2043	1,320,298
1,268,402	J.P. Morgan Alternative
	Loan Trust, Series
	2006-A1, Class 2A1,
	5.799%, 03/25/2036	716,467
	J.P. Morgan
	Mortgage Trust:
3,100,000	Series 2006-A7,
	Class 2A4R, 5.457%,
	01/25/2037	1,637,899
1,666,009	Series 2006-A7,
	Class 2A2, 5.83%,
	01/25/2037	1,173,384
6,100,000	Series 2007-A2,
	Class 2A3, 5.715%,
	04/25/2037	3,405,033
	Master Alternative
	Loans Trust:
2,724,480	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	2,410,314
1,994,715	Series 2004-4, Class 4A1,
	5.00%, 04/25/2019	1,864,435
815,435	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	688,915
605,836	Residential Accredit
	Loans, Inc., Series
	2004-QS6, Class A1,
	5.00%, 05/25/2019	554,151
800,000	Residential Funding
	Mortgage Security I,
	Series 2003-S11,
	Class A2, 4.00%,
	06/25/2018	774,013
	Salomon Brothers
	Mortgage Securities VII:
3,783,649	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	3,806,831
3,462,014	Series 2001-C2, Class A3,
	6.50%, 10/13/2011	3,553,224
1,163,962	Series 2003-UP2,
	Class A2, 4.00%,
	06/25/2033	1,143,785
2,050,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,903,007
	Washington Mutual, Inc.
	Pass-Thru Certificates:
2,122,063	Series 2004-CB1, Class
	5A, 5.00%, 06/25/2019	2,089,569
3,734,704	Series 2004-CB2, Class
	7A, 5.50%, 08/25/2019	3,535,130
1,335,702	Series 2004-CB3, Class
	4A, 6.00%, 10/25/2019	1,213,402
828,684	Series 2004-CB4,
	Class 21A, 5.50%,
	12/25/2019	738,501
		344,787,844
Taxable Municipal Bonds – 0.8%
1,000,000	Cuyahoga County
	Ohio Industrial
	Development Revenue,
	9.125%, 10/01/2023	1,064,570

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Taxable Municipal Bonds – 0.8% (cont.)
$8,290,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	$6,201,335
615,529	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	566,822
		7,832,727
Utilities – 5.7%
850,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	926,741
599,000	Beaver Valley Funding
	Corporation Debentures,
	9.00%, 06/01/2017	591,231
3,657,000	Constellation Energy
	Group Inc. Senior
	Unsecured Notes,
	6.125%, 09/01/2009	3,672,765
1,900,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007;
	Cost $1,894,965) * f	1,969,730
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	764,825
	Exelon Corporation
	Senior Notes:
3,600,000	4.45%, 06/15/2010	3,635,640
300,000	6.75%, 05/01/2011	313,130
2,500,000	FPL Group Capital, Inc.,
	7.30%, 09/01/2067
	(Callable 09/01/2017)	2,125,000
705,344	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Acquired 06/27/2006;
	Cost $683,307) *	649,163
	Kinder Morgan Energy
	Partners Senior Notes:
1,000,000	9.00%, 02/01/2019	1,137,385
2,250,000	6.95%, 01/15/2038	2,179,555
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	771,750
172,383	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $172,383) *	158,840
	Korea Electric Power
	Corporation: f
100,000	7.75%, 04/01/2013	105,329
2,165,000	6.75%, 08/01/2027	1,645,703
1,325,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,361,285
1,500,000	National Rural
	Utilities Coop,
	10.375%, 11/01/2018	1,880,735
	NiSource Finance
	Corporation:
2,875,000	7.875%, 11/15/2010	2,969,556
2,948,000	6.15%, 03/01/2013	2,930,398
625,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	658,961
1,000,000	Plains All American
	Pipeline Senior Notes,
	5.625%, 12/15/2013	990,884

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 95.8% (cont.)

Utilities – 5.7% (cont.)
$300,000	PPL Energy Supply,
	LLC Senior Notes,
	6.40%, 11/01/2011	$315,974
175,000	PSE&G Energy
	Holdings LLC
	Senior Notes,
	8.50%, 06/15/2011	176,683
	PSE&G Power LLC:
2,250,000	7.75%, 04/15/2011	2,408,137
350,000	5.00%, 04/01/2014	352,790
1,564,583	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	1,712,076
3,900,000	Rockies Express Pipeline
	LLC, 5.776%, 08/20/2009
	(Acquired 09/17/2007,
	02/21/2008 and
	02/25/2009; Cost
	$2,199,441, $698,062
	and $997,352,
	respectively) *	3,900,371
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $1,397,676) *	1,355,908
3,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	3,534,164
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,107,794
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,175,856
2,200,000	Transcontinental Gas
	Pipe Line Corporation
	Senior Notes,
	8.875%, 07/15/2012	2,418,926
	Vectren Utility
	Holdings:
875,000	6.625%, 12/01/2011	917,440
1,100,000	5.25%, 08/01/2013	1,113,684
	Williams Companies,
	Inc. Notes:
2,475,000	6.375%, 10/01/2010
	(Acquired 07/09/2008;
	Cost $2,489,559) *	2,474,517
550,000	8.125%, 03/15/2012	569,993
		55,972,919
U.S. Government Agency Issues – 3.9%
38,775,000	Federal National Mortgage
	Association (FNMA),
	2.75%, 03/13/2014	38,692,022

U.S. Treasury Obligations – 15.8%
	U.S. Treasury Bonds:
34,750,000	2.25%, 05/31/2014	34,283,064
99,475,000	6.25%, 08/15/2023	121,172,985
		155,456,049
	Total Long-Term
	Investments
	(Cost $1,002,673,266)	944,782,652

Shares

SHORT-TERM INVESTMENTS – 6.4%

Money Market Funds – 6.4%
63,266,080	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	63,266,080
	Total Short-Term
	Investments
	(Cost $63,266,080)	63,266,080

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 27.2%

Commercial Paper – 0.5%
$4,516,706	Atlantic East
	Funding LLC,
	3.059%, 03/25/10 # **	$4,516,706
		4,516,706
Corporate Bond – 0.4%
4,381,863	Svenska Handelsbanken,
	4.418%, 08/06/09 f	4,381,863
		4,381,863

Shares

Investment Companies – 26.3%
258,020,640	Mount Vernon
	Securities Lending
	Trust Prime Portfolio	$258,020,640
1,610,037	Reserve
	Primary Fund # **	1,610,037
		259,630,677
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $268,529,246)	268,529,246
	Total Investments
	(Cost $1,334,468,592) –
	129.4%	1,276,577,978
	Liabilities in Excess of
	Other Assets – (29.4)%	(290,259,930)
	TOTAL NET
	ASSETS – 100.0%	$986,318,048

^	Non Income Producing
*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices for identical securities in inactive markets, dealer indications, interest rates, yield curves, benchmark yields, issuer spreads, prepayment speeds, cash flows, credit risk, default rates, information about issuers, sectors and markets, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$51,278,495	$1,300,000	$52,578,495
Corporate Debt Securities	—	345,111,978	323,537	345,435,515
Mortgage Backed Securities	—	344,787,844	—	344,787,844
Taxable Municipal Bonds	—	7,832,727	—	7,832,727
U.S. Government Agency Issues	—	38,692,022	—	38,692,022
U.S. Treasury Obligations	—	155,456,049	—	155,456,049
Total Fixed Income	—	943,159,115	1,623,537	944,782,652
Short-Term Investments
Money Market Mutual Funds	63,266,080	—	—	63,266,080
Total Short-Term Investments	63,266,080	—	—	63,266,080
Investments Purchased With Cash
Proceeds From Securities Lending
Commercial Paper	—	4,516,706	—	4,516,706
Corporate Bonds	—	4,381,863	—	4,381,863
Money Market Mutual Funds	258,020,640	—	1,610,037	259,630,677
Total Investments Purchased With Cash
Proceeds From Securities Lending	258,020,640	8,898,569	1,610,037	268,529,246
Total Investments in Securities	$321,286,720	$952,057,684	$3,233,574	$1,276,577,978

Baird Aggregate Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$4,580,447
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	912,590
Net purchases (sales/paydowns)	(1,803,026)
Transfers in and/or out of Level 3 *	(456,437)
Balance as of June 30, 2009	$3,233,574
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	912,590

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund

June 30, 2009

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index.  The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics
Quality Distribution*	Sector Weightings*

Net Assets:	$214,069,770	Annualized Expense Ratio:
SEC 30-Day Yield:**		Institutional Class:	0.30%
Institutional Class:	6.85%	Investor Class:	0.55	%***
Investor Class:	6.58%	Portfolio Turnover Rate:	22.9	%#
Average Effective Duration:	4.32 years	Total Number of Holdings:	338
Average Effective Maturity:	6.28 years

*	Percentages shown are based on the Fund’s total net assets.
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2009.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Core Plus Bond Fund

Average Annual Total Returns

			Since
For the Periods Ended June 30, 2009	One Year	Five Years	Inception(1)
Institutional Class Shares	3.66%	4.89%	6.12%
Investor Class Shares	3.41%	4.64%	5.86%
Barclays Capital U.S. Universal Bond Index(2)	4.93%	4.95%	5.98%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2009.
(2)
The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3%

Asset Backed Securities – 7.3%
$1,825,000	American Express Credit
	Account Master Trust,
	Series 2005-5, Class A,
	4.276%, 02/15/2013	$1,809,227
109,232	Amresco Residential
	Securities Mortgage
	Loan Trust,
	Series 1998-2, Class A6,
	6.45%, 12/25/2027	94,572
600,000	Bayview Financial
	Acquisition Trust,
	Series 2007-A,
	6.205%, 05/28/2037	369,452
	Capital One Multi-Asset
	Execution Trust:
175,000	Series 2006-9A, Class A9,
	5.415%, 05/15/2013	173,005
275,000	Series 2003-A5, Class A5,
	0.610%, 07/15/2013	272,222
350,000	Chase Issuance Trust,
	Series 2007-A15, Class A,
	4.96%, 09/17/2012	362,331
56,518	CitiFinancial Mortgage
	Securities, Inc.,
	Series 2004-1, Class AF2,
	2.645%, 04/25/2034	53,311
	Countrywide Asset-Backed
	Certificates:
195,357	Series 2006-S2, Class A2,
	5.627%, 07/25/2027	137,670
1,483,070	Series 2006-S7, Class A2,
	5.571%, 11/25/2035	340,001
583,930	Series 2005-10, Class AF6,
	4.915%, 02/25/2036	316,520
56,587	Series 2005-13, Class AF2,
	5.294%, 04/25/2036	55,493
1,000,000	Series 2005-13,
	Class AF3, 5.43%,
	04/25/2036	665,844
356,153	Series 2006-S9, Class A3,
	5.728%, 08/25/2036	131,415
1,000,000	Series 2006-13,
	Class 1AF2, 5.884%,
	01/25/2037	792,285
1,300,000	Series 2006-10,
	Class 1AF3, 5.971%,
	09/25/2046	631,442
616,000	Series 2006-9, Class 1AF3,
	5.859%, 10/25/2046	189,993
812,773	Credit-Based Asset
	Servicing and Security,
	Series 2005-CB3,
	4.725%, 02/25/2033	730,599
	Discover Card Master
	Trust I:
1,075,000	Series 2005-2, Class A,
	4.266%, 04/17/2012	1,073,187
650,000	Series 2003-3, Class A,
	2.66%, 09/15/2012	646,702
8,560	GE Capital Mortgage
	Services, Inc.,
	Series 1999-HE1, Class
	A7, 6.265%, 04/25/2029	7,604
431,442	GMAC Mortgage
	Corporation Loan Trust,
	Series 2005-HE3, Class
	A2, 3.526%, 02/25/2036	140,220
	Green Tree Financial
	Corporation:
77,088	Series 1993-4, Class A5,
	7.05%, 01/15/2019	71,679
24,973	Series 1997-1, Class A5,
	6.86%, 03/15/2028	23,445
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Asset Backed Securities – 7.3% (cont.)
$77,055	Series 1997-4, Class A5,
	6.88%, 02/15/2029	$69,148
1,075,054	Series 1997-5, Class A6,
	6.82%, 05/15/2029	1,001,261
878,638	Series 1998-3, Class A5,
	6.22%, 03/01/2030	704,895
367,759	Series 1998-4, Class A5,
	6.18%, 04/01/2030	296,337
	MBNA Master
	Credit Card Trust:
375,000	Series 2000-E, Class A,
	7.80%, 10/15/2012	394,338
250,000	Series 2002-A3, Class A3,
	0.559%, 09/15/2014	241,040
52,892	Oakwood Mortgage
	Investors, Inc.,
	Series 1999-B, Class A3,
	6.45%, 11/15/2017	32,265
	Renaissance Home
	Equity Loan Trust:
271,911	Series 2005-1, Class AF6,
	4.97%, 05/25/2035	200,064
819,000	Series 2006-2, Class AF3,
	5.797%, 08/25/2036	589,702
769,250	Series 2006-3, Class AF2,
	5.58%, 11/25/2036	650,629
500,000	Series 2007-1, Class AF2,
	5.512%, 04/25/2037	200,689
1,500,000	Series 2007-2, Class AF2,
	5.675%, 06/25/2037	665,224
242,889	Residential Asset
	Mortgage Products, Inc.,
	Series 2003-RS10, Class
	AI7, 4.85%, 11/25/2033	185,416
330,255	Residential Asset
	Securities Corporation,
	Series 2003-KS5, Class
	AI6, 3.62%, 07/25/2033	183,781
400,000	Stingray Pass-Thru
	Certificates, Series 2005,
	5.902%, 01/12/2015
	(Acquired 05/10/2007,
	Cost $384,611) # **	200,000
1,786,880	Structured Asset Securities
	Corporation, Series
	2005-7XS, Class 1A4B,
	5.44%, 04/25/2035	1,015,212
		15,718,220
Financial – 20.1%
825,000	American Express Credit
	Corporation, Series C,
	7.30%, 08/20/2013	857,760
1,000,000	American General Finance,
	6.90%, 12/15/2017	541,482
150,000	AmSouth Bancorporation
	Subordinated Debentures,
	6.75%, 11/01/2025	101,916
155,000	Associates Corporation
	North America
	Subordinated Debentures,
	8.15%, 08/01/2009	155,111
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	515,938
300,000	Bank of America
	Corporation Subordinated
	Notes, 10.20%, 07/15/2015	313,753
150,000	Bank Tokyo –
	Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	154,341

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Financial – 20.1% (cont.)
$200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027
	(Callable 09/08/2009)	$117,593
400,000	Bear Stearns Cos., Inc.,
	Series B, 6.95%,
	08/10/2012	434,742
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	375,000
170,000	Capmark Financial
	Group, Inc.,
	5.875%, 05/10/2012	44,169
600,000	CIT Group Funding
	Company of Canada,
	5.20%, 06/01/2015 f	347,573
	Cit Group, Inc.
	Senior Notes:
75,000	4.75%, 12/15/2010	58,876
250,000	7.625%, 11/30/2012	171,186
400,000	6.10%, 03/15/2067
	(Callable 03/15/2017)	151,716
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077
	(Callable 12/21/2037)	545,877
825,000	Countrywide Financial
	Corporation Subordinated
	Notes, 6.25%, 05/15/2016	731,919
500,000	Export-Import
	Bank Korea Notes,
	4.625%, 03/16/2010 f	502,020
500,000	Fifth Third Bank,
	4.20%, 02/23/2010	499,634
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027
	(Callable 09/08/2009)	329,707
1,000,000	First Empire Capital Trust II,
	8.277%, 06/01/2027
	(Callable 09/08/2009)	660,615
1,100,000	First National Bank
	of Omaha Subordinated
	Notes, 7.32%, 12/01/2010	1,080,001
1,300,000	First Tennessee Capital I,
	8.07%, 01/06/2027	849,914
450,000	First Union Capital I,
	Series A, 7.935%,
	01/15/2027	407,640
2,100,000	GE Global Insurance
	Holding Corporation,
	7.50%, 06/15/2010	2,095,353
	GMAC LLC:
97,000	7.75%, 01/19/2010
	(Acquired 04/29/2009;
	Cost $86,485) *	94,575
49,000	7.50%, 12/31/2013
	(Acquired 12/21/2006,
	12/26/2006 and 9/29/2008;
	Cost $29,284, $116,959
	and $9,972, respectively) *	37,975
250,000	6.75%, 12/01/2014	192,194
59,000	8.000, 12/31/2018
	(Acquired 12/21/2006,
	12/26/2006 and 9/29/2008;
	Cost $37,893, $151,329
	and $11,985, respectively) *	37,465
	General Electric Capital
	Corporation Notes:
150,000	6.00%, 06/15/2012	157,678
1,000,000	5.625%, 09/15/2017	957,048
	General Motors Acceptance
	Corporation Notes:
75,000	7.75%, 01/19/2010	73,136
450,000	6.875%, 09/15/2011	386,923

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Financial – 20.1% (cont.)
$1,627,000	Genworth Global
	Funding Trust,
	5.125%, 03/15/2011	$1,570,359
425,000	Glencore Funding LLC,
	6.00%, 04/15/2014
	(Acquired 03/31/2004,
	12/04/2006 and 9/28/2008;
	Cost $148,928, $198,740
	and $72,035, respectively) *	351,012
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	100,845
	Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	100,366
1,000,000	5.95%, 01/18/2018	969,959
530,000	Goldman Sachs Group LP,
	8.000, 03/01/2013
	(Acquired 05/19/2006 and
	12/23/2008; Cost $31,800
	and $500,000, respectively) *	574,015
800,000	Hartford Financial
	Services Group,
	8.125%, 06/15/2068
	(Callable 06/15/2018)	560,000
175,000	HSBC Bank PLC
	Subordinated Notes,
	6.95%, 03/15/2011 f	179,772
250,000	HSBC Finance Corporation,
	7.00%, 05/15/2012	257,742
550,000	Huntington National Bank
	Notes, 8.00%, 04/01/2010	550,113
	Invesco Ltd.: f
1,570,000	5.625%, 04/17/2012	1,445,870
1,110,000	5.375%, 12/15/2014	861,196
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	160,000
125,000	JPMorgan Chase & Co.,
	7.00%, 11/15/2009	126,957
100,000	J.P. Morgan Chase Capital
	XV, 5.875%, 03/15/2035	80,000
400,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	294,241
600,000	Key Bank NA,
	7.413%, 05/06/2015	537,851
	Lehman Brothers
	Holdings, Inc. Notes:
100,000	6.625%, 01/18/2012 @	14,750
400,000	8.80%, 03/01/2015 @	59,000
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035
	(Acquired 09/28/2008;
	Cost $36,977) *	30,394
900,000	10.75%, 06/15/2088
	(Callable 06/15/2038)
	(Acquired 05/21/2008,
	08/28/2008 and 05/06/2009;
	Cost $489,025, $113,750
	and $147,312, respectively) *	648,000
375,000	Liberty Mutual Insurance,
	7.697%, 10/15/2097
	(Acquired 03/26/2003;
	Cost $240,077) *	224,337
825,000	Lincoln National
	Corporation,
	6.05%, 04/20/2067
	(Callable 04/20/2017)	523,875
500,000	Manufacturer And
	Traders Trust Co.,
	6.625%, 12/04/2017	475,624
700,000	Marsh & McLennan
	Companies, Inc.,
	5.375%, 07/15/2014	681,456

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Financial – 20.1% (cont.)
$700,000	MBIA Insurance Company,
	14.00%, 01/15/2033
	(Callable 01/15/2013)
	(Acquired 01/11/2008;
	Cost $700,000) *	$266,000
	Merrill Lynch
	& Company:
100,000	5.00%, 02/03/2014	95,932
600,000	6.875%, 04/25/2018	555,334
500,000	7.75%, 05/14/2038	464,452
520,000	M&I Marshall & Ilsley
	Bank Senior Unsecured
	Notes, 5.30%, 09/08/2011	456,909
828,000	The Mony Group, Inc.
	Senior Unsecured Notes,
	8.35%, 03/15/2010	855,322
	Morgan Stanley Senior
	Unsecured Notes:
125,000	4.25%, 05/15/2010	126,418
800,000	5.625%, 01/09/2012	818,726
125,000	6.625%, 04/01/2018	124,613
400,000	National Australia Bank
	Ltd. Subordinated
	Notes, Series A,
	8.60%, 05/19/2010 f	422,300
75,000	National Bank of Hungary
	Yankee Debentures,
	8.875%, 11/01/2013 f	76,883
871,000	National City Bank,
	6.20%, 12/15/2011	895,128
500,000	National City Bank of
	Kentucky Subordinated
	Notes, 6.30%, 02/15/2011	506,007
800,000	Nationwide Financial
	Services, Inc.,
	5.90%, 07/01/2012	785,836
1,459,000	Navigators Group Inc.
	Senior Unsecured Notes,
	7.00%, 05/01/2016	1,134,387
750,000	Pricoa Global Funding I,
	2.066%, 06/04/2010
	(Acquired 04/29/2009;
	Cost $690,893) *	743,600
550,000	Principal Financial Group
	(AU) Senior Notes, 8.20%,
	08/15/2009 (Acquired
	09/16/2005, 12/23/2008
	and 03/10/2009; Cost
	$100,416, $199,780 and
	$248,312, respectively) * f	552,249
1,550,000	Principal Life
	Income Funding,
	5.10%, 04/15/2014	1,546,959
950,000	Protective Life Corporation
	Senior Notes,
	4.30%, 06/01/2013	879,522
1,400,000	Regions Financing Trust II,
	6.625%, 05/01/2077
	(Callable 05/15/2027)	896,000
705,000	Royal Bank of Scotland
	Group PLC,
	5.00%, 11/12/2013 f	580,678
	Santander Financial
	Issuances: f
200,000	6.375%, 02/15/2011	199,581
100,000	7.25%, 11/01/2015	94,332
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2067
	(Callable 11/15/2017)	1,982,325
50,000	SLM Corporation Senior
	Unsecured Notes,
	5.625%, 08/01/2033	30,784

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Financial – 20.1% (cont.)
	Sovereign Bancorp, Inc.:
$1,100,000	3.44%, 03/23/2010	$1,015,157
643,000	8.75%, 05/30/2018	632,393
775,000	Travelers Companies, Inc.,
	6.25%, 03/15/2067	624,622
100,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f	103,544
100,000	Unitrin, Inc. Senior
	Unsecured Notes,
	6.00%, 05/15/2017	69,642
1,400,000	Washington Mutual
	Preferred Funding Trust III,
	6.895%, 12/31/2049
	(Callable 06/15/2012)
	(Acquired 12/12/2007 and
	02/05/2008; Cost
	$726,398 and $136,077,
	respectively) * @	17,500
		42,911,699
Industrial – 14.2%
420,663	Atlas Air, Inc. Pass-Thru
	Certificates, Series 2000-1,
	8.707%, 07/02/2021	302,878
	Bunge Ltd. Finance
	Corporation Notes:
150,000	5.35%, 04/15/2014	145,949
200,000	5.10%, 07/15/2015	183,394
150,000	CBS Corporation,
	7.70%, 07/30/2010	154,446
	Clear Channel
	Communications Notes:
375,000	4.50%, 01/15/2010	262,500
50,000	5.50%, 12/15/2016	10,875
275,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	312,886
175,000	Comcast Corporation,
	6.50%, 01/15/2017	185,651
500,000	Comcast Holdings
	Corporation,
	10.625%, 07/15/2012	585,000
	Continental Airlines, Inc.
	Pass-Thru Certificates:
190,849	Series 2000-2, Class C,
	8.312%, 10/02/2012	148,862
57,251	Series 1997-4,
	6.90%, 01/02/2018	49,809
	COX Communications,
	Inc. Notes:
600,000	7.875%, 08/15/2009	603,595
600,000	4.625%, 01/15/2010	602,844
800,000	5.45%, 12/15/2014	794,150
750,000	CSX Corporation,
	6.25%, 04/01/2015	775,386
325,000	Deutsche Telekom
	International Finance BV,
	8.25%, 06/15/2030 f	380,487
250,000	Donnelley (R.R.)
	& Sons Co.,
	6.125%, 01/15/2017	219,902
381,366	Federal Express 1995
	Corporation Pass-Thru
	Certificates, Series B2,
	7.11%, 01/02/2014	385,179
500,000	First Data Corporation,
	9.875%, 09/24/2015
	(Callable 09/30/2011)	355,000
600,000	Fiserv, Inc.,
	6.125%, 11/20/2012	622,798
775,000	Ford Motor Company
	Debentures,
	9.215%, 09/15/2021	449,500

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Industrial – 14.2% (cont.)
$350,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	$360,500
500,000	GTE Corporation,
	8.75%, 11/01/2021	568,199
1,175,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	923,902
	Hanson PLC Notes: f
1,150,000	7.875%, 09/27/2010	1,109,750
350,000	6.125%, 08/15/2016	261,625
100,000	Health Care Service
	Corporation Notes,
	7.75%, 06/15/2011
	(Acquired 01/26/2005;
	Cost $105,124) *	104,673
350,000	Health Management
	Association,
	6.125%, 04/15/2016	300,125
	Historic TW, Inc.:
600,000	9.125%, 01/15/2013	660,601
92,000	6.875%, 06/15/2018	92,935
800,000	Humana Inc.,
	7.20%, 06/15/2018	720,913
825,000	International
	Paper Company,
	7.40%, 06/15/2014	821,253
125,000	Lafarge S.A. Senior
	Unsecured Notes,
	7.125%, 07/15/2036 f	96,455
300,000	Martin Marietta
	Materials, Inc.,
	6.25%, 05/01/2037	219,502
225,000	Masco Corporation,
	6.125%, 10/03/2016	188,909
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	239,990
	New Cingular
	Wireless Services, Inc.
	Senior Notes:
700,000	7.875%, 03/01/2011	754,925
350,000	8.75%, 03/01/2031	426,583
150,000	Nextel Communications
	Senior Notes, Series E,
	6.875%, 10/31/2013
	(Callable 09/08/2009)	124,125
50,000	Pactiv Corporation
	Senior Unsecured Notes,
	7.95%, 12/15/2025	46,894
200,000	PCCW-HWT
	Capital II Ltd.,
	6.00%, 07/15/2013
	(Acquired 07/10/2003;
	Cost $199,066) * f	195,415
100,000	PCCW-HKT
	Capital III Ltd.,
	5.25%, 07/20/2015
	(Acquired 09/29/2008;
	Cost $84,754) * f	89,641
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014
	(Acquired 09/29/2008,
	Cost $73,356) * f	74,183
575,000	PEMEX Project Funding
	Master Trust,
	9.125%, 10/13/2010	620,310
1,100,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	929,849
1,240,000	Premcor Refining Group
	Senior Unsecured Notes,
	7.50%, 06/15/2015
	(Callable 09/08/2009)	1,286,533
925,000	Rio Tinto Financial USA
	Ltd., 6.50%, 07/15/2018 f	925,539

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Industrial – 14.2% (cont.)
$610,000	SK Telecom,
	6.625%, 07/20/2027
	(Acquired 07/13/2007,
	09/29/2008 and
	04/08/2009; Cost
	$197,602, $100,537
	and $242,206,
	respectively) * f	$563,711
	Sprint Capital
	Corporation:
675,000	6.90%, 05/01/2019	558,563
300,000	8.75%, 03/15/2032	241,500
100,000	Sunoco, Inc.
	Senior Unsecured Notes,
	5.75%, 01/15/2017	96,868
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	325,488
1,425,000	7.20%, 07/18/2036	1,381,652
300,000	Telefonica Emisiones,
	S.A.U.,
	6.421%, 06/20/2016 f	320,763
	Time Warner, Inc.:
450,000	7.625%, 04/15/2031	437,470
95,000	7.70%, 05/01/2032	93,353
25,000	Time Warner
	Entertainment
	Senior Notes,
	8.875%, 10/01/2012	26,848
500,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	534,804
500,000	Tyco Electronics
	Group S.A.,
	7.125%, 10/01/2037 f	405,136
	Tyco International
	Finance: f
125,000	6.375%, 10/15/2011	131,717
50,000	6.00%, 11/15/2013	50,841
	United AirLines, Inc.
	Pass-Thru Certificates:
164,651	Series 1991-A, Class A-2,
	10.02%, 03/22/2014	55,158
14,286	Series 2001-1, Class A-2,
	6.201%, 12/31/2049	14,143
686,771	Series 2000-2, Class C,
	7.762%, 10/01/2049	588,906
1,000,000	Unitedhealth Group, Inc.
	Senior Unsecured Notes,
	6.00%, 02/15/2018	959,724
	US Airways
	Pass-Thru Trust,
488,370	Series 1998-1, Class B,
	7.350%, 07/30/2019 # **	290,775
322,000	USX Corporation,
	9.125%, 01/15/2013	348,324
	Vale Overseas Limited: f
100,000	8.25%, 01/17/2034	112,471
250,000	6.875%, 11/21/2036	237,376
350,000	Verizon New York Inc.
	Senior Unsecured Notes,
	8.625%, 11/15/2010	373,949
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	147,774
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	420,878
500,000	6.15%, 02/27/2037	491,926
500,000	Vulcan Materials,
	7.15%, 11/30/2037	422,700
75,000	Wellpoint Inc.,
	5.95%, 12/15/2034	60,373

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Industrial – 14.2% (cont.)
$1,000,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014
	(Acquired 02/24/2009;
	Cost $999,690) * f	$1,076,318
		30,443,929
Mortgage Backed Securities – 36.5%
	Bank of America
	Alternative Loan Trust:
140,059	Series 2004-2, Class 5A1,
	5.50%, 03/25/2019	127,465
151,387	Series 2005-2, Class 4A1,
	5.50%, 03/25/2020	140,270
312,940	Series 2006-2, Class 6A1,
	5.50%, 03/25/2021	264,923
121,850	Series 2006-3, Class 6A1,
	6.00%, 04/25/2036	89,217
293,528	Series 2006-5, Class CB7,
	6.00%, 06/25/2046	200,083
	Chase Mortgage
	Finance Corporation:
83,848	Series 2003-S13, Class A11,
	5.50%, 11/25/2033	83,577
700,000	Series 2006-A1, Class 2A3,
	6.00%, 09/25/2036	339,075
107,139	Citicorp Mortgage
	Securities, Inc.,
	Series 2004-4, Class A5,
	5.50%, 06/25/2034	105,748
	Citigroup Mortgage
	Loan Trust, Inc.:
302,060	Series 2005-9, Class 2A2,
	5.50%, 11/25/2035	142,937
191,240	Series 2005-9, Class 22A2,
	6.00%, 11/25/2035	230,075
	Countrywide Alternative
	Loan Trust:
943,924	Series 2006-7CB, Class
	3A1, 5.25%, 05/25/2021	657,502
216,392	Series 2006-43CB, Class
	2A1, 6.00%, 02/25/2022	164,120
1,300,000	Series 2005-10CB, Class
	1A6, 5.50%, 05/25/2035	933,248
1,434,932	Series 2006-28CB, Class
	A17, 6.00%, 10/25/2036	960,864
458,235	Series 2006-J2, Class A3,
	6.00%, 04/25/2036	289,112
105,433	CS First Boston Mortgage
	Securities Corporation,
	Series 2005-11, Class 5A1,
	5.25%, 12/25/2020	94,749
155,475	Deutsche Alternative
	Securities Inc. Mortgage,
	Series 2005-4, Class A2,
	5.05%, 09/25/2035	146,981
368,348	Deutsche Securities Inc.
	Mortgage, Series
	2006-AR5, Class 21A,
	6.00%, 10/25/2021	205,693
103,918	DLJ Commercial
	Mortgage Corporation,
	Series 1999-CG3, Class
	A1B, 7.34%, 10/10/2032	103,804
	Federal Gold Loan Mortgage
	Corporation (FGLMC):
431,164	5.50%, 11/01/2017	452,723
453,078	5.00%, 12/01/2020	471,456
803,584	5.00%, 05/01/2021	836,179
175,604	6.00%, 06/01/2021	185,937
126,680	6.50%, 12/01/2028	136,183
60,504	6.50%, 06/01/2029	65,005
3,152,974	5.50%, 04/01/2037	3,259,356

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Mortgage Backed Securities – 36.5% (cont.)
	Federal Home Loan
	Mortgage Corporation
	(FHLMC):
$305,715	Series 3122, Class VA,
	6.00%, 01/15/2017	$323,402
2,691,453	Series R010, Class VA,
	5.50%, 04/15/2017	2,884,023
1,591,919	Series R010, Class AB,
	5.50%, 12/15/2019	1,638,268
13,457	Series 1053, Class G,
	7.00%, 03/15/2021	14,406
30,015	Series 136, Class E,
	6.00%, 04/15/2021	31,318
236,356	Series 2804, Class VC,
	5.00%, 07/15/2021	247,784
25,194	Series 1122, Class G,
	7.00%, 08/15/2021	26,781
58,221	Series 1186, Class I,
	7.00%, 12/15/2021	58,194
138,977	Series 3132, Class MA,
	5.50%, 12/15/2023	144,654
209,175	Series 2598, Class QC,
	4.50%, 06/15/2027	210,445
	Federal National Mortgage
	Association (FNMA):
1,657,225	5.50%, 03/01/2023	1,724,889
665,586	5.50%, 07/01/2023	692,762
920,212	5.50%, 12/01/2023	957,784
230,313	6.00%, 03/01/2026	242,506
1,289,859	5.00%, 05/01/2028	1,322,559
101,439	6.50%, 09/01/2028	109,366
198,391	6.50%, 02/01/2029	213,894
154,508	5.50%, 01/01/2032	160,470
1,672,075	5.50%, 04/01/2034	1,735,023
4,265,383	5.50%, 04/01/2034	4,420,262
170,454	5.50%, 02/01/2035	176,764
2,886,933	5.50%, 02/01/2035	2,993,811
4,674,974	5.00%, 02/01/2036	4,776,326
14,171,181	5.50%, 04/01/2036	14,682,534
1,749,824	6.00%, 08/01/2037	1,825,866
12,460	Series 1989-94, Class G,
	7.50%, 12/25/2019	13,680
52,528	Series 1990-15, Class J,
	7.00%, 02/25/2020	56,993
10,367	Series 1991-21, Class J,
	7.00%, 03/25/2021	11,193
192,519	Series 1991-43, Class J,
	7.00%, 05/25/2021	208,591
254,442	Series 1991-65, Class Z,
	6.50%, 06/25/2021	270,564
386,420	Series 1992-129, Class L,
	6.00%, 07/25/2022	400,850
1,047,506	Series 2003-33, Class LD,
	4.25%, 09/25/2022	1,080,082
75,846	Series 1993-32, Class H,
	6.00%, 03/25/2023	80,259
408,903	Series 1993-58, Class H,
	5.50%, 04/25/2023	437,513
86,093	Series 2003-31, Class KG,
	4.50%, 12/25/2028	86,990
2,056,756	Series 2002-85, Class PD,
	5.50%, 05/25/2031	2,119,386
34,170	Series 2003-44, Class AB,
	3.75%, 05/25/2033	34,009
816,269	Series 2004-W6, Class
	1A4, 5.50%, 07/25/2034	764,199
701,192	Series 2004-W6, Class
	1A6, 5.50%, 07/25/2034	732,526
1,500,000	Series 2004-W10, Class
	A4, 5.75%, 08/25/2034	1,407,719
The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Mortgage Backed Securities – 36.5% (cont.)
	First Horizon Alternative
	Mortgage Securities:
$217,783	Series 2006-FA6, Class
	3A1, 5.75%, 11/25/2021	$176,064
1,667,080	Series 2006-FA8, Class
	2A1, 5.75%, 02/25/2037	932,450
1,075,000	First Union National Bank
	Commercial Mortgage
	Securities Inc., Series
	2001-C4, Class A2,
	6.223%, 12/12/2033	1,105,425
	GE Capital Commercial
	Mortgage Corporation:
1,160,748	Series 2000-1, Class A2,
	6.496%, 01/15/2033	1,172,187
1,610,000	Series 2003-C2, Class A4,
	5.145%, 07/10/2037	1,520,647
950,000	Series 2004-C3, Class A4,
	5.189%, 07/10/2039	847,343
	GMAC Commercial
	Mortgage Securities, Inc.:
236,107	Series 2001-C1, Class A2,
	6.465%, 04/15/2034	240,045
1,750,000	Series 2003-C1, Class A2,
	4.079%, 05/10/2036	1,630,785
	Government National
	Mortgage Association
	(GNMA):
115,558	6.00%, 12/20/2028	120,903
44,581	6.50%, 01/20/2029	48,017
110,358	6.00%, 11/20/2033	114,999
580,391	Series 2003-2, Class PB,
	5.50%, 03/20/2032	600,664
	J.P. Morgan Alternative
	Loan Trust:
1,539,013	Series 2005-S1, Class
	3A1, 5.50%, 10/25/2020	1,041,239
253,680	Series 2006-A1, Class
	2A1, 5.799%, 03/25/2036	143,293
300,000	Series 2006-S3, Class A3A,
	6.00%, 08/25/2036	165,666
	J.P. Morgan Mortgage Trust:
850,000	Series 2006-A7, Class
	2A4R, 5.457%, 01/25/2037	449,101
950,000	Series 2007-A2, Class 2A3,
	5.715%, 04/25/2037	530,292
	Master Alternative
	Loans Trust:
778,423	Series 2004-1, Class 1A1,
	5.00%, 01/25/2019	688,661
485,481	Series 2005-3, Class 4A1,
	5.50%, 03/25/2020	391,685
160,616	Series 2003-5, Class 6A1,
	6.00%, 08/25/2033	135,695
139,614	Merrill Lynch Mortgage
	Investors Trust, Series
	2005-A8, Class A1C1,
	5.25%, 08/25/2036	122,236
210,373	Residential Accredit Loans,
	Inc., Series 2005-QS2,
	Class A1, 5.50%,
	02/25/2035	173,683
	Salomon Brothers Mortgage
	Securities VII:
398,680	Series 2000-C1, Class A2,
	7.52%, 12/18/2009	401,122
1,829,334	Series 2001-C2, Class A3,
	6.50%, 10/13/2011	1,877,529

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Mortgage Backed Securities – 36.5% (cont.)
$1,208,079	Series 2000-C2, Class A2,
	7.455%, 07/18/2033	$1,225,808
1,250,000	Wachovia Bank
	Commercial Mortgage
	Trust, Series 2003-C3,
	Class A2, 4.867%,
	02/15/2035	1,160,370
	Washington Mutual, Inc.
	Pass-Thru Certificates:
296,388	Series 2004-CB1, Class 5A,
	5.00%, 06/25/2019	291,850
523,769	Series 2004-CB2, Class 7A,
	5.50%, 08/25/2019	495,780
173,750	Series 2004-CB3, Class 4A,
	6.00%, 10/25/2019	157,841
276,195	Series 2004-CB4, Class
	22A, 6.00%, 12/25/2019	249,279
		78,215,586
Taxable Municipal Bonds – 0.9%
2,610,000	Tobacco Settlement
	Authority Iowa,
	6.50%, 06/01/2023	1,952,410
45,046	Tobacco Settlement
	Financing Corporation,
	Series 2001-A, Class A,
	6.36%, 05/15/2025	41,482
		1,993,892
Utilities – 7.7%
1,000,000	Ameren Corporation,
	8.875%, 05/15/2014	1,032,139
300,000	Appalachian Power
	Company Senior Unsecured
	Notes, 6.70%, 08/15/2037	299,482
1,000,000	Arizona Pubic Service
	Senior Unsecured Notes,
	8.75%, 03/01/2019	1,090,284
165,000	Cilcorp Inc. Senior Notes,
	8.70%, 10/15/2009	161,700
750,000	Commonwealth Edison,
	5.40%, 12/15/2011	784,468
500,000	Encana Corporation
	6.50%, 05/15/2019 f	536,003
500,000	Enel Finance International,
	6.80%, 09/15/2037
	(Acquired 09/13/2007
	and 9/29/2008; Cost
	$398,940 and $99,957,
	respectively) * f	518,350
150,000	Energy Transfer Partners,
	5.65%, 08/01/2012	152,965
225,000	Exelon Corporation
	Senior Unsecured Notes,
	5.625%, 06/15/2035	181,112
1,000,000	FPL Group Capital, Inc.,
	Series D, 7.30%,
	09/01/2067 (Callable
	09/01/2017)	850,000
542,572	GG1C Funding
	Corporation,
	5.129%, 01/15/2014
	(Acquired 11/21/2008;
	Cost $519,659) *	499,356
	Kinder Morgan Energy
	Partners Senior Notes:
100,000	6.50%, 02/01/2037	91,321
250,000	6.95%, 01/15/2038	242,173
300,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	257,250

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

LONG-TERM INVESTMENTS – 97.3% (cont.)

Utilities – 7.7% (cont.)
$57,461	Kiowa Power Partners LLC,
	4.811%, 12/30/2013
	(Acquired 11/19/2004;
	Cost $60,236) *	$52,947
115,000	Korea Electric Power
	Corporation,
	6.75%, 08/01/2027 f	87,416
1,000,000	Marathon Oil Corporation
	Senior Unsecured Notes,
	7.50%, 02/15/2019	1,091,452
800,000	MidAmerican Funding,
	LLC, 6.75%, 03/01/2011	854,359
100,000	National Grid PLC
	Senior Unsecured Notes,
	6.30%, 08/01/2016 f	102,739
	National Rural Utilities
	Senior Unsecured Notes:
200,000	7.25%, 03/01/2012	218,447
600,000	10.375%, 11/01/2018	752,294
	Nisource Finance
	Corporation:
536,000	6.15%, 03/01/2013	532,800
1,583,000	5.40%, 07/15/2014	1,497,863
800,000	ONEOK, Inc.
	Senior Notes,
	7.125%, 04/15/2011	843,470
475,000	Pepco Holdings, Inc.,
	Senior Notes,
	6.125%, 06/01/2017	439,981
200,000	PPL Energy Supply LLC
	Senior Unsecured Notes,
	6.20%, 05/15/2016	199,199
100,000	PPL Energy Supply,
	LLC Bonds, Series A,
	5.70%, 10/15/2015	100,929
200,000	PSE&G Energy Holdings
	LLC Senior Notes,
	8.50%, 06/15/2011	201,923
500,000	Public Service Company
	Of New Mexico,
	7.95%, 05/15/2018	485,419
284,470	RGS (I&M) Funding
	Corporation Debentures,
	9.82%, 12/07/2022	311,286
300,000	Southern Natural Gas,
	5.90%, 04/01/2017
	(Acquired 03/14/2007;
	Cost $299,502) *	290,552
1,100,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,110,737
	Williams Cos. Inc. Notes:
175,000	7.125%, 09/01/2011	178,474
350,000	7.875%, 09/01/2021	344,750
		16,393,640
U.S. Treasury Obligations – 10.6%
18,550,000	U.S. Treasury Bonds,
	6.25%, 08/15/2023	22,596,219
	Total Long-Term
	Investments
	(Cost $217,504,078)	208,273,185

Shares

SHORT-TERM INVESTMENTS – 1.6%

Money Market Fund – 1.6%
3,382,045	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	3,382,045
	Total Short-Term
	Investments
	(Cost $3,382,045)	3,382,045

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 21.7%

Commercial Paper – 0.2%
$410,573	Atlantic East
	Funding LLC,
	3.059%, 03/25/10 # **	$410,573
		410,573
Corporate Bond – 0.3%
765,354	Svenska Handelsbanken,
	4.418%, 08/06/09 f	765,354
		765,354

Shares

Investment Companies – 21.2%
45,066,963	Mount Vernon
	Securities Lending
	Trust Prime Portfolio	45,066,963
330,696	Reserve Primary
	Fund # **	330,696
		45,397,659
	Total Investments
	Purchased With Cash
	Proceeds From
	Securities Lending
	(Cost $46,573,586)	46,573,586
	Total Investments
	(Cost $267,459,709) –
	120.6%	258,228,816
	Liabilities in Excess of
	Other Assets – (20.6)%	(44,159,046)
	TOTAL NET
	ASSETS – 100.0%	$214,069,770

*	Restricted Security Deemed Liquid
**	Illiquid Security
f	Foreign Security
#	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors
@	Security in Default

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices for identical securities in inactive markets, dealer indications, interest rates, yield curves, benchmark yields, issuer spreads, prepayment speeds, cash flows, credit risk, default rates, information about issuers, sectors and markets, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$15,518,220	$200,000	$15,718,220
Corporate Debt Securities	—	89,458,493	290,775	89,749,268
Mortgage Backed Securities	—	78,215,586	—	78,215,586
Taxable Municipal Bonds	—	1,993,892	—	1,993,892
U.S. Treasury Obligations	—	22,596,219	—	22,596,219
Total Fixed Income	—	207,782,410	490,775	208,273,185
Short-Term Investments
Money Market Mutual Funds	3,382,045	—	—	3,382,045
Total Short-Term Investments	3,382,045	—	—	3,382,045
Investments Purchased With Cash
Proceeds From Securities Lending
Commercial Paper	—	410,573	—	410,573
Corporate Bonds	—	765,354	—	765,354
Money Market Mutual Funds	45,066,963	—	330,696	45,397,659
Total Investments Purchased With Cash
Proceeds From Securities Lending	45,066,963	1,175,927	330,696	46,573,586
Total Investments in Securities	$48,449,008	$208,958,337	$821,471	$258,228,816

Baird Core Plus Bond Fund

Schedule of Investments June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$1,211,045
Accrued discounts/premiums	—
Realized gain (loss)	14,671
Change in unrealized appreciation (depreciation)	195,552
Net purchases (sales/paydowns)	(533,114)
Transfers in and/or out of Level 3 *	(66,683)
Balance as of June 30, 2009	$821,471
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	195,552

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 – 6/30/09).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2009

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/09	6/30/09	Period(1)	6/30/09	Period(1)
Baird Short-Term Bond Fund
Institutional Class	0.30%	$1,000.00	$1,038.60	$1.52	$1,023.31	$1.51

Baird Intermediate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,053.00	$1.53	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,051.10	$2.80	$1,022.07	$2.76

Baird Intermediate Municipal
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,026.10	$1.51	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,024.60	$2.76	$1,022.07	$2.76

Baird Aggregate Bond Fund
Institutional Class	0.30%	$1,000.00	$1,038.70	$1.52	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,036.50	$2.78	$1,022.07	$2.76

Baird Core Plus Bond Fund
Institutional Class	0.30%	$1,000.00	$1,058.50	$1.53	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,057.70	$2.81	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2009 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value	$479,799,380	$646,238,935	$492,241,064	$1,276,577,977	$258,228,816
(cost $488,711,548; $664,972,598;
$483,308,825; $1,334,468,592;
& $267,459,709, respectively)
Interest receivable	4,233,485	5,519,370	5,998,625	10,599,404	2,581,655
Receivable for investments sold or paid down	—	13,910	—	23,616	3,350
Receivable for Fund shares sold	2,322,700	1,816,617	4,201,940	7,997,709	267,371
Total assets	486,355,565	653,588,832	502,441,629	1,295,198,706	261,081,192
LIABILITIES:
Payable for collateral received
for securities loaned (See Note 6)	97,121,530	185,115,199	—	268,529,246	46,573,586
Payable for securities purchased	4,238,994	2,989,166	1,226,328	38,059,904	—
Payable for Fund shares repurchased	9,242,800	709,429	158,976	808,112	145,977
Payable to Advisor and Distributor	92,387	111,345	157,254	242,277	61,735
Payable to the Custodian	51,911	509,938	—	981,834	174,325
Other liabilities	19,558	138,828	—	259,285	55,799
Total liabilities	110,767,180	189,573,905	1,542,558	308,880,658	47,011,422
NET ASSETS	$375,588,385	$464,014,927	$500,899,071	$986,318,048	$214,069,770
NET ASSETS CONSIST OF:
Capital stock	$384,258,502	$480,787,373	$492,465,229	$1,040,912,314	$221,787,272
Accumulated undistributed
net investment income	286,626	247,184	225,200	618,303	224,597
Accumulated net realized
gain (loss) on investments sold	(44,575)	1,714,033	(723,597)	2,678,046	1,288,794
Net unrealized appreciation (depreciation)
on investments	(8,912,168)	(18,733,663)	8,932,239	(57,890,615)	(9,230,893)
NET ASSETS	$375,588,385	$464,014,927	$500,899,071	$986,318,048	$214,069,770
INSTITUTIONAL CLASS SHARES
Net Assets	$375,588,385	$458,225,071	$375,144,235	$954,986,749	$176,839,118
Shares outstanding ($0.01 par value,
unlimited shares authorized)	40,093,665	44,681,612	33,744,943	97,070,398	18,263,243
Net asset value, offering and
redemption price per share	$9.37	$10.26	$11.12	$9.84	$9.68
INVESTOR CLASS SHARES
Net Assets		$5,789,856	$125,754,836	$31,331,299	$37,230,652
Shares outstanding ($0.01 par value,
unlimited shares authorized)		546,550	11,099,928	3,109,930	3,735,501
Net asset value, offering and
redemption price per share		$10.59	$11.33	$10.07	$9.97

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Period Ended June 30, 2009 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income	$7,906,652	$11,223,234	$6,052,312	$26,692,892	$7,158,590
Income from securities lending (Note 6)	72,125	206,225	—	281,261	59,134
Other income	39,881	40,713	2,439	23,514	43,271
Total investment income	8,018,658	11,470,172	6,054,751	26,997,667	7,260,995

EXPENSES:
Investment advisory fee	370,684	524,461	470,713	1,112,914	254,678
Administration fee	74,137	104,893	94,143	222,583	50,936
Distribution expense –
Investor Class Shares (Note 8)	—	5,503	97,287	38,105	43,058
Total expenses	444,821	634,857	662,143	1,373,602	348,672

NET INVESTMENT INCOME	7,573,837	10,835,315	5,392,608	25,624,065	6,912,323

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain (loss) on investments	(21,814)	777,738	(107,633)	3,068,360	841,865
Change in unrealized appreciation/
depreciation on investments	4,505,688	10,120,659	1,550,349	6,432,277	4,446,267
Net realized and unrealized
gain on investments	4,483,874	10,898,397	1,442,716	9,500,637	5,288,132

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$12,057,711	$21,733,712	$6,835,324	$35,124,702	$12,200,455

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Short-Term Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$7,573,837	$11,305,735
Net realized gain (loss) on investments	(21,814)	217,036
Change in unrealized appreciation/depreciation on investments	4,505,688	(14,687,311)
Net increase (decrease) in net assets resulting from operations	12,057,711	(3,164,540)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	222,821,579	178,053,687
Shares issued to holders in reinvestment of dividends	6,612,017	10,505,667
Cost of shares redeemed	(73,582,535)	(158,184,075)
Net increase in net assets resulting
from capital share transactions	155,851,061	30,375,279

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(7,319,793)	(11,301,816)

TOTAL INCREASE IN NET ASSETS	160,588,979	15,908,923

NET ASSETS:
Beginning of period	214,999,406	199,090,483
End of period (including undistributed net investment
income of $286,626 and $32,582, respectively)	$375,588,385	$214,999,406

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$10,835,315	$22,412,911
Net realized gain on investments	777,738	3,440,473
Change in unrealized appreciation/depreciation on investments	10,120,659	(30,956,520)
Net increase (decrease) in net assets resulting from operations	21,733,712	(5,103,136)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	85,752,167	142,640,099
Shares issued to holders in reinvestment of dividends	8,937,769	19,625,331
Cost of shares redeemed	(47,666,097)	(130,271,025)
Net increase in net assets resulting
from capital share transactions	47,023,839	31,994,405

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,570,872)	(22,354,849)
From net realized gains	—	(26,596)
Total Distributions	(10,570,872)	(22,381,445)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(104,452)	(174,810)
From net realized gains	—	(231)
Total Distributions	(104,452)	(175,041)

TOTAL INCREASE IN NET ASSETS	58,082,227	4,334,783

NET ASSETS:
Beginning of period	405,932,700	401,597,917
End of period (including undistributed net investment
income of $247,183 and $87,193, respectively)	$464,014,927	$405,932,700

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Intermediate Municipal Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$5,392,608	$5,141,918
Net realized loss on investments	(107,633)	(274,006)
Change in unrealized appreciation/depreciation on investments	1,550,349	5,662,406
Net increase in net assets resulting from operations	6,835,324	10,530,318

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	333,287,707	160,219,164
Shares issued to holders in reinvestment of dividends	4,516,114	4,513,442
Cost of shares redeemed	(82,136,248)	(33,490,109)
Net increase in net assets resulting
from capital share transactions	255,667,573	131,242,497

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(4,122,434)	(5,091,785)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,044,974)	(97,675)

TOTAL INCREASE IN NET ASSETS	257,335,489	136,583,355

NET ASSETS:
Beginning of period	243,563,582	106,980,227
End of period (including undistributed net investment
income of $225,200 and $0, respectively)	$500,899,071	$243,563,582

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Aggregate Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$25,624,065	$44,829,005
Net realized gain on investments	3,068,360	1,031,139
Change in unrealized appreciation/depreciation on investments	6,432,277	(67,458,374)
Net increase (decrease) in net assets resulting from operations	35,124,702	(21,598,230)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	226,122,917	380,122,590
Shares issued to holders in reinvestment of dividends	20,535,544	36,137,185
Cost of shares redeemed	(142,330,234)	(217,594,354)
Net increase in net assets resulting
from capital share transactions	104,328,227	198,665,421

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(24,206,145)	(43,763,255)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(799,617)	(1,376,855)

TOTAL INCREASE IN NET ASSETS	114,447,167	131,927,081

NET ASSETS:
Beginning of period	871,870,881	739,943,800
End of period (including undistributed net investment
income of $618,303 and $0, respectively)	$986,318,048	$871,870,881

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird Core Plus Bond Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$6,912,323	$9,185,656
Net realized gain on investments	841,865	1,160,853
Change in unrealized appreciation/depreciation on investments	4,446,267	(14,240,961)
Net increase (decrease) in net assets resulting from operations	12,200,455	(3,894,452)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,731,983	134,885,428
Shares issued to holders in reinvestment of dividends	5,930,870	8,307,982
Cost of shares redeemed	(45,672,726)	(57,613,955)
Net increase in net assets resulting
from capital share transactions	19,990,127	85,579,455

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(5,604,397)	(7,991,266)
From net realized gains	—	(689,704)
Total Distributions	(5,604,397)	(8,680,970)

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,083,328)	(1,208,915)
From net realized gains	—	(123,760)
Total Distributions	(1,083,328)	(1,332,675)

TOTAL INCREASE IN NET ASSETS	25,502,857	71,671,358

NET ASSETS:
Beginning of period	188,566,913	116,895,555
End of period (including undistributed net investment
income of $224,597 and $0, respectively)	$214,069,770	$188,566,913

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Short-Term Bond Fund – Institutional Class
	Six Months
	Ended						August 31, 2004(1)
	June 30, 2009		Year Ended December 31,				through
	(Unaudited)		2008	2007	2006	2005	December 31, 2004
Per Share Data:
Net asset value, beginning of period	$9.25		$9.91	$9.81	$9.79	$9.93	$10.00

Income from investment operations:
Net investment income	0.23		0.52	0.48	0.43	0.33	0.08
Net realized and unrealized
gains (losses) on investments	0.11		(0.67)	0.10	0.02	(0.15)	(0.07)

Total from investment operations	0.34		(0.15)	0.58	0.45	0.18	0.01

Less distributions:
Dividends from net investment income	(0.22)		(0.51)	(0.48)	(0.43)	(0.32)	(0.08)

Net asset value, end of period	$9.37		$9.25	$9.91	$9.81	$9.79	$9.93

Total return	3.86	%(2)	(1.79)%	6.08%	4.65%	1.85%	0.10	%(2)
Supplemental data and ratios:
Net assets, end of period	$375,588,385		$214,999,406	$199,090,483	$148,604,711	$97,057,968	$31,973,000
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30	%(3)
Ratio of net investment income
to average net assets	5.11	%(3)	5.01%	5.00%	4.48%	3.52%	2.60	%(3)
Portfolio turnover rate(4)	32.3	%(2)	98.5%	36.6%	41.1%	31.8%	16.7	%(2)

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.00		$10.62	$10.52	$10.55	$10.83	$10.88

Income from investment operations:
Net investment income	0.25	(1)	0.55	0.54	0.51	0.46	0.47	(1)
Net realized and unrealized
gains (losses) on investments	0.26		(0.64)	0.10	(0.03)	(0.27)	(0.05)

Total from investment operations	0.51		(0.09)	0.64	0.48	0.19	0.42

Less distributions:
Dividends from net investment income	(0.25)		(0.53)	(0.54)	(0.51)	(0.47)	(0.47)
Distributions from net realized gains	—		—	—	—	—	(0.00	)(2)

Total distributions	(0.25)		(0.53)	(0.54)	(0.51)	(0.47)	(0.47)

Net asset value, end of period	$10.26		$10.00	$10.62	$10.52	$10.55	$10.83

Total return	5.30	%(3)	(0.91)%	6.24%	4.70%	1.77%	3.91%
Supplemental data and ratios:
Net assets, end of period	$458,225,071		$401,914,872	$398,321,566	$326,835,399	$231,800,807	$191,563,699
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	5.17	%(4)	5.14%	5.13%	4.90%	4.34%	4.32%
Portfolio turnover rate(5)	16.7	%(3)	32.9%	42.5%	44.8%	42.1%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.32		$10.96	$10.85	$10.86	$11.13	$11.17

Income from investment operations:
Net investment income	0.25	(1)	0.52	0.52	0.50 (1)	0.45	0.45	(1)
Net realized and unrealized
gains (losses) on investments	0.26		(0.65)	0.10	(0.03)	(0.28)	(0.05)

Total from investment operations	0.51		(0.13)	0.62	0.47	0.17	0.40

Less distributions:
Dividends from net investment income	(0.24)		(0.51)	(0.51)	(0.48)	(0.44)	(0.44)
Distributions from net realized gains	—		—	—	—	—	(0.00	)(2)

Total distributions	(0.24)		(0.51)	(0.51)	(0.48)	(0.44)	(0.44)

Net asset value, end of period	$10.59		$10.32	$10.96	$10.85	$10.86	$11.13

Total return	5.11	%(3)	(1.31)%	5.89%	4.47%	1.56%	3.65%
Supplemental data and ratios:
Net assets, end of period	$5,789,856		$4,017,828	$3,276,351	$1,207,214	$2,829,659	$3,012,328
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	4.92	%(4)	4.89%	4.88%	4.65%	4.09%	4.07%
Portfolio turnover rate(5)	16.7	%(3)	32.9%	42.5%	44.8%	42.1%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$10.98		$10.69	$10.55	$10.56	$10.81	$10.91

Income from investment operations:
Net investment income(1)	0.16		0.39	0.37	0.39	0.39	0.40
Net realized and unrealized
gains (losses) on investments	0.13		0.28	0.14	(0.01)	(0.25)	(0.11)

Total from investment operations	0.29		0.67	0.51	0.38	0.14	0.29

Less distributions:
Dividends from net investment income	(0.15)		(0.38)	(0.37)	(0.39)	(0.39)	(0.39)

Net asset value, end of period	$11.12		$10.98	$10.69	$10.55	$10.56	$10.81

Total return	2.61	%(2)	6.37%	4.93%	3.69%	1.33%	2.69%
Supplemental data and ratios:
Net assets, end of period	$375,144,235		$226,148,164	$106,583,763	$64,932,629	$53,831,848	$36,889,211
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	2.92	%(3)	3.58%	3.44%	3.72%	3.64%	3.70%
Portfolio turnover rate(4)	0.5	%(2)	0.9%	5.6%	25.1%	13.7%	4.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Intermediate Municipal Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$11.19		$10.90	$10.75	$10.75	$10.99	$11.09

Income from investment operations:
Net investment income(1)	0.15		0.36	0.35	0.37	0.37	0.38
Net realized and unrealized
gains (losses) on investments	0.13		0.28	0.14	(0.01)	(0.25)	(0.12)

Total from investment operations	0.28		0.64	0.49	0.36	0.12	0.26

Less distributions:
Dividends from net investment income	(0.14)		(0.35)	(0.34)	(0.36)	(0.36)	(0.36)

Net asset value, end of period	$11.33		$11.19	$10.90	$10.75	$10.75	$10.99

Total return	2.46	%(2)	6.02%	4.68%	3.44%	1.13%	2.40%
Supplemental data and ratios:
Net assets, end of period	$125,754,836		$17,415,418	$396,464	$544,878	$1,491,666	$4,611,766
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	2.67	%(3)	3.33%	3.19%	3.47%	3.39%	3.45%
Portfolio turnover rate(4)	0.5	%(2)	0.9%	5.6%	25.1%	13.7%	4.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006		2005	2004
Per Share Data:
Net asset value, beginning of period	$9.74		$10.54	$10.51	$10.54		$10.74	$10.71

Income from investment operations:
Net investment income	0.27	(1)	0.56	0.54	0.52		0.49 (1)	0.49 (1)
Net realized and unrealized
gains (losses) on investments	0.10		(0.81)	0.03	(0.03)		(0.19)	0.07

Total from investment operations	0.37		(0.25)	0.57	0.49		0.30	0.56

Less distributions:
Dividends from net investment income	(0.27)		(0.55)	(0.54)	(0.52)		(0.49)	(0.50)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.01)	(0.03)

Total distributions	(0.27)		(0.55)	(0.54)	(0.52)		(0.50)	(0.53)

Net asset value, end of period	$9.84		$9.74	$10.54	$10.51		$10.54	$10.74

Total return	3.87	%(3)	(2.36)%	5.61%	4.88%		2.85%	5.30%
Supplemental data and ratios:
Net assets, end of period	$954,986,749		$842,724,670	$725,580,384	$334,907,855		$227,132,399	$115,382,862
Ratio of expenses to average net assets	0.30	%(4)	0.30%	0.30%	0.30%		0.30%	0.30%
Ratio of net investment income
to average net assets	5.76	%(4)	5.46%	5.37%	5.11%		4.56%	4.58%
Portfolio turnover rate(5)	21.2	%(3)	21.9%	33.6%	52.4%		46.0%	72.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than ($0.01).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Aggregate Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006		2005	2004
Per Share Data:
Net asset value, beginning of period	$9.97		$10.78	$10.73	$10.75		$10.95	$10.88

Income from investment operations:
Net investment income	0.27	(1)	0.52	0.53	0.50		0.47 (1)	0.48 (1)
Net realized and unrealized
gains (losses) on investments	0.09		(0.81)	0.04	(0.02)		(0.19)	0.07

Total from investment operations	0.36		(0.29)	0.57	0.48		0.28	0.55

Less distributions:
Dividends from net investment income	(0.26)		(0.52)	(0.52)	(0.50)		(0.47)	(0.45)
Distributions from net realized gains	—		—	—	(0.00	)(2)	(0.01)	(0.03)

Total distributions	(0.26)		(0.52)	(0.52)	(0.50)		(0.48)	(0.48)

Net asset value, end of period	$10.07		$9.97	$10.78	$10.73		$10.75	$10.95

Total return	3.65	%(3)	(2.63)%	5.45%	4.61%		2.54%	5.20%
Supplemental data and ratios:
Net assets, end of period	$31,331,299		$29,146,211	$14,363,416	$1,848,622		$1,289,926	$708,858
Ratio of expenses to average net assets	0.55	%(4)	0.55%	0.55%	0.55%		0.55%	0.55%
Ratio of net investment income
to average net assets	5.51	%(4)	5.21%	5.12%	4.86%		4.31%	4.33%
Portfolio turnover rate(5)	21.2	%(3)	21.9%	33.6%	52.4%		46.0%	72.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than ($0.01).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.46		$10.22	$10.16	$10.06	$10.38	$10.45

Income from investment operations:
Net investment income	0.32	(1)	0.56 (1)	0.54 (1)	0.55 (1)	0.51 (1)	0.54
Net realized and unrealized
gains (losses) on investments	0.21		(0.73)	0.05	0.09	(0.28)	0.10

Total from investment operations	0.53		(0.17)	0.59	0.64	0.23	0.64

Less distributions:
Dividends from net investment income	(0.31)		(0.55)	(0.53)	(0.54)	(0.54)	(0.53)
Distributions from net realized gains	—		(0.04)	—	—	(0.01)	(0.18)

Total distributions	(0.31)		(0.59)	(0.53)	(0.54)	(0.55)	(0.71)

Net asset value, end of period	$9.68		$9.46	$10.22	$10.16	$10.06	$10.38

Total return	5.85	%(2)	(1.79)%	5.99%	6.58%	2.23%	6.29%
Supplemental data and ratios:
Net assets, end of period	$176,839,118		$158,983,325	$114,421,895	$51,551,017	$32,173,459	$32,495,641
Ratio of expenses to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income
to average net assets	6.83	%(3)	5.61%	5.41%	5.49%	4.92%	4.85%
Portfolio turnover rate(4)	22.9	%(2)	27.7%	47.4%	62.0%	37.6%	52.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird Core Plus Bond Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$9.72		$10.50	$10.42	$10.30	$10.62	$10.67

Income from investment operations:
Net investment income	0.32	(1)	0.53 (1)	0.53 (1)	0.54 (1)	0.49 (1)	0.53
Net realized and unrealized
gains (losses) on investments	0.23		(0.74)	0.06	0.09	(0.29)	0.10

Total from investment operations	0.55		(0.21)	0.59	0.63	0.20	0.63

Less distributions:
Dividends from net investment income	(0.30)		(0.53)	(0.51)	(0.51)	(0.51)	(0.50)
Distributions from net realized gains	—		(0.04)	—	—	(0.01)	(0.18)

Total distributions	(0.30)		(0.57)	(0.51)	(0.51)	(0.52)	(0.68)

Net asset value, end of period	$9.97		$9.72	$10.50	$10.42	$10.30	$10.62

Total return	5.77	%(2)	(2.07)%	5.80%	6.34%	1.93%	6.09%
Supplemental data and ratios:
Net assets, end of period	$37,230,652		$29,583,588	$2,473,660	$288,928	$449,709	$125,847
Ratio of expenses to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income
to average net assets	6.58	%(3)	5.36%	5.16%	5.24%	4.67%	4.60%
Portfolio turnover rate(4)	22.9	%(2)	27.7%	47.4%	62.0%	37.6%	52.5%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight portfolios comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class Shares on August 31, 2004.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital 1-3 Year U.S. Government/Credit Bond Index.  The Barclays Capital 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital Intermediate U.S. Government/Credit Bond Index.  The Barclays Capital Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Capital U.S. Universal Bond Index. The Barclays Capital U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Funds might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Funds price their securities as follows:  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.”  SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that SFAS 161 does not have any impact on the Funds’ financial statement disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  These securities are valued by the Advisor after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $37,471,979 (9.98% of net assets), $21,293,301 (4.59% of net assets), $56,125,353 (5.69% of net assets) and $7,244,824 (3.38% of net assets), respectively, at June 30, 2009. Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2009 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and a majority have been deemed to be liquid.  A restricted security that is held in each of the Baird Aggregate Bond and Baird Core Plus Bond Funds has been deemed illiquid.  The value of the illiquid security is $1,300,000 (0.1% of net assets) in the Baird Aggregate Bond Fund and $200,000 (0.1% of net assets) in the Baird Core Plus Bond Fund.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include currency rate fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Funds’ securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

d)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has determined that FIN 48 did not result in any liability to the Funds.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)	Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums  and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD SHORT-TERM BOND FUND

	Six Months Ended			Year Ended
	June 30, 2009			December 31, 2008
Institutional Class Shares	Shares	Amount	Institutional Class Shares	Shares	Amount
Shares sold	24,048,225	$222,821,579	Shares sold	18,494,988	$178,053,687
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	713,433	6,612,017	reinvestment of dividends	1,090,024	10,505,667
Shares redeemed	(7,915,314)	(73,582,535)	Shares redeemed	(16,418,698)	(158,184,075)
Net increase	16,846,344	$155,851,061	Net increase	3,166,314	$30,375,279
Shares Outstanding:			Shares Outstanding:
Beginning of period	23,247,321		Beginning of period	20,081,007
End of period	40,093,665		End of period	23,247,321
BAIRD INTERMEDIATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	8,260,122	$83,397,897	Shares sold	225,686	$2,354,270
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	879,367	8,836,031	reinvestment of dividends	9,794	101,738
Shares redeemed	(4,661,533)	(46,846,104)	Shares redeemed	(78,278)	(819,993)
Net increase	4,477,956	$45,387,824	Net increase	157,202	$1,636,015
Shares Outstanding:			Shares Outstanding:
Beginning of period	40,203,656		Beginning of period	389,348
End of period	44,681,612		End of period	546,550

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,284,667	$139,033,374	Shares sold	344,090	$3,606,725
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	1,893,754	19,500,448	reinvestment of dividends	11,882	124,883
Shares redeemed	(12,483,629)	(127,498,417)	Shares redeemed	(265,688)	(2,772,608)
Net increase	2,694,792	$31,035,405	Net increase	90,284	$959,000
Shares Outstanding:			Shares Outstanding:
Beginning of period	37,508,864		Beginning of period	299,064
End of period	40,203,656		End of period	389,348

BAIRD INTERMEDIATE MUNICIPAL BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	18,465,611	$206,256,585	Shares sold	11,132,358	$127,031,122
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	314,796	3,520,058	reinvestment of dividends	87,402	996,056
Shares redeemed	(5,630,462)	(63,127,847)	Shares redeemed	(1,676,020)	(19,008,401)
Net increase	13,149,945	$146,648,796	Net increase	9,543,740	$109,018,777
Shares Outstanding:			Shares Outstanding:
Beginning of period	20,594,998		Beginning of period	1,556,188
End of period	33,744,943		End of period	11,099,928

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD INTERMEDIATE MUNICIPAL BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	13,276,639	$142,984,847	Shares sold	1,565,048	$17,234,317
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	411,841	4,420,800	reinvestment of dividends	8,443	92,642
Shares redeemed	(3,060,912)	(32,903,382)	Shares redeemed	(53,682)	(586,727)
Net increase	10,627,568	$114,502,265	Net increase	1,519,809	$16,740,232
Shares Outstanding:			Shares Outstanding:
Beginning of period	9,967,430		Beginning of period	36,379
End of period	20,594,998		End of period	1,556,188

BAIRD AGGREGATE BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	22,630,676	$218,672,298	Shares sold	753,459	$7,450,619
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	2,063,193	19,745,246	reinvestment of dividends	80,159	790,298
Shares redeemed	(14,106,448)	(135,959,884)	Shares redeemed	(646,218)	(6,370,350)
Net increase	10,587,421	$102,457,660	Net increase	187,400	$1,870,567
Shares Outstanding:			Shares Outstanding:
Beginning of period	86,482,977		Beginning of period	2,922,530
End of period	97,070,398		End of period	3,109,930

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	35,060,168	$355,079,855	Shares sold	2,373,145	$25,042,735
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	3,467,389	34,858,275	reinvestment of dividends	124,786	1,278,910
Shares redeemed	(20,869,352)	(208,295,492)	Shares redeemed	(908,136)	(9,298,862)
Net increase	17,658,205	$181,642,638	Net increase	1,589,795	$17,022,783
Shares Outstanding:			Shares Outstanding:
Beginning of period	68,824,772		Beginning of period	1,332,735
End of period	86,482,977		End of period	2,922,530

BAIRD CORE PLUS BOND FUND

	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	4,972,287	$46,848,738	Shares sold	1,330,711	$12,883,245
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	528,552	4,986,324	reinvestment of dividends	97,416	944,546
Shares redeemed	(4,051,744)	(38,548,901)	Shares redeemed	(734,951)	(7,123,825)
Net increase	1,449,095	$13,286,161	Net increase	693,176	$6,703,966
Shares Outstanding:			Shares Outstanding:
Beginning of period	16,814,148		Beginning of period	3,042,325
End of period	18,263,243		End of period	3,735,501

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD CORE PLUS BOND FUND (cont.)

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	9,503,375	$94,092,004	Shares sold	3,970,650	$40,793,424
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of dividends	808,307	7,891,717	reinvestment of dividends	41,410	416,265
Shares redeemed	(4,691,588)	(45,526,757)	Shares redeemed	(1,205,342)	(12,087,198)
Net increase	5,620,094	$56,456,964	Net increase	2,806,718	$29,122,491
Shares Outstanding:			Shares Outstanding:
Beginning of period	11,194,054		Beginning of period	235,607
End of period	16,814,148		End of period	3,042,325

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$106,241,428	$70,763,567	$—	$178,338,912	$22,985,012
Other	$128,535,807	$35,817,197	$256,451,698	$114,687,944	$25,213,269
Sales:
U.S. Government	$32,268,660	$37,461,301	$—	$108,379,123	$31,296,182
Other	$59,749,778	$32,037,508	$1,567,000	$72,973,628	$14,392,584

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

At December 31, 2008, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$244,300,776	$575,074,182	$229,549,081	$1,140,078,561	$245,167,858
Gross unrealized appreciation	$1,463,970	$12,832,844	$7,639,290	$29,227,106	$5,965,601
Gross unrealized depreciation	(14,923,827)	(42,009,321)	(262,799)	(94,778,688)	(19,749,447)
Net unrealized
appreciation/(depreciation)	$(13,459,857)	$(29,176,477)	$7,376,491	$(65,551,582)	$(13,783,846)
Undistributed ordinary income*	$68,686	$403,041	$—	$838,376	$279,375
Undistributed long-term capital gain	—	942,602	—	—	274,239
Total distributable earnings	$68,686	$1,345,643	$—	$838,376	$553,614
Other accumulated losses	$(16,864)	$—	$(610,565)	$—	$—
Total accumulated earnings (losses)	$(13,408,035)	$(27,830,834)	$6,765,926	$(64,713,206)	$(13,230,232)

*	Undistributed ordinary income includes income from securities lending placed in reserve (see Note 6).

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net	Accumulated Net	Paid In
	Investment Income (Loss)	Realized Gain (Loss)	Capital
Baird Short-Term Bond Fund	$(58,525)	$58,525	$—
Baird Intermediate Bond Fund	7,685	(7,684)	(1)
Baird Intermediate Municipal Bond Fund	15,555	—	(15,555)
Baird Aggregate Bond Fund	(6,840)	6,840	—
Baird Core Plus Bond Fund	(32,675)	32,674	1

The permanent differences primarily relate to reclasses from paydown gains and losses from asset backed securities.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2009		December 31, 2008
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Short-Term Bond Fund	$7,319,793	$—	$11,301,816	$—
Baird Intermediate Bond Fund	$10,675,324	$—	$22,529,659	$26,827
Baird Intermediate Municipal Bond Fund	$—	$—	$—	$—
Baird Aggregate Bond Fund	$25,005,762	$—	$45,140,110	$—
Baird Core Plus Bond Fund	$6,687,725	$—	$9,954,603	$59,042

For the six month period ended June 30, 2009 and the year ended December 31, 2008, distributions of $5,167,408 and $5,189,460 ($15,555 of which was return of capital), respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2008, Baird Intermediate Municipal Bond Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $869.

At December 31, 2008, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird Short-Term Bond Fund	$16,864	2014
Baird Intermediate Municipal Bond Fund	6,626	2012
	184,660	2013
	51,283	2014
	76,723	2015
	290,404	2016

To the extent these Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  During the year ended December 31, 2008, the Baird Short-Term Bond Fund, the Baird Intermediate Bond Fund and the Baird Aggregate Bond Fund utilized capital loss carryovers of $281,458, $2,424,499, and $661,654, respectively.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2009, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2009, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$95,695,823	$97,121,530
Baird Intermediate Bond Fund	180,745,590	185,115,199
Baird Aggregate Bond Fund	262,296,252	268,529,246
Baird Core Plus Bond Fund	45,847,828	46,573,586

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

6.	SECURITIES LENDING (cont.)

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2009.  The Funds intend to invest all of the collateral in the Mount Vernon Prime Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  Currently, the Funds hold two cash collateral investments that are priced at fair value by the Valuation Committee of the Advisor: an interest in Atlantic East Funding Trust, LLC and shares of the Reserve Primary Fund.  The interest in Atlantic East Funding Trust, LLC is priced at par based on the underlying market value of the securities owned by the Atlantic East Funding Trust, LLC, amounts payable under an agreement from the Funds’ transfer agent and administrator to cover losses realized by the Funds on this investment (up to a certain amount), and a securities lending income reserve.  This price for the Funds' interest in Atlantic East Funding Trust, LLC is reflected in the Funds' Schedules of Investments and is included in the Funds' investments, at value in the Funds' Statements of Assets and Liabilities.  The Funds deposited their securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Funds on their interest in Atlantic East Funding Trust, LLC after applying amounts payable from the Funds’ transfer agent and administrator.  As a result of these securities lending income reserves, the Funds did not recognize income from their securities lending activity from July 2008 through January 2009 for financial reporting purposes but are required to recognize and distribute such income for tax purposes.  The amounts in the securities lending income reserve at June 30, 2009 are $52,186 for the Baird Short-Term Bond Fund, $508,832 for the Baird Intermediate Bond Fund, $981,849 for the Baird Aggregate Bond Fund, and $174,325 for the Baird Core Plus Bond Fund.  These amounts are not included as income from securities lending or as investment income on the Funds' Statements of Operations.  Upon the liquidation of the Funds’ interest in Atlantic East Funding Trust, LLC, any excess securities lending income reserves (after applying the reserves and amounts payable from the Funds’ transfer agent and administrator to cover losses) will then be recognized as income to the Funds.  The Funds discontinued depositing their securities lending income into a reserve in February 2009.  From February 2009 through June 2009, the Funds recognized income from their securities lending activity.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2009 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $72,125, $206,225, $281,261, and $59,134, respectively.  Shares of the Reserve Primary Fund are priced at $1.00 per share based on the fair value of the shares of that fund plus an agreement to contribute additional amounts to be applied to those shares by the Funds’ transfer agent and administrator.  This price for the Reserve Primary Fund shares is reflected in the Funds' Schedules of Investments and is included in the Funds' investments, at value in the Funds' Statements of Assets and Liabilities.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the six months of 2009).  For the six months ended June 30, 2009, none of the Funds incurred interest charges on the LOC.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $5,903, $97,287, $38,105 and $43,058, respectively, in fees pursuant to the Plan during the six months ended June 30, 2009.

9.	SUBSEQUENT EVENT

In July 2009, FAF Advisors, Inc. and its affiliate, the Bank, returned to the Funds fees and income they earned in respect of the Funds’ securities lending and borrowing activity from December 3, 2008 through May 21, 2009 because during that period the Bank may have been deemed to be indirectly affiliated with the Funds.  Amounts returned to the Funds are approximately $34,822 for the Baird Short-Term Bond Fund, $166,655 for the Baird Intermediate Bond Fund, $253,079 for the Baird Aggregate Bond Fund, and $52,281 for the Baird Core Plus Bond Fund.  The Funds are recognizing as income the securities lending fees returned to the Funds.  Interest income returned to the Funds related to their borrowings was recorded as a reduction of the Funds’ current year interest expense, with any excess relating to the prior year recorded to other income.  The additional income being recognized by the Funds will be included in the Funds’ regular income distributions.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report - Baird Funds

June 30, 2009

Baird LargeCap Fund
Baird MidCap Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund

A June 30, 2009 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**
Research In Motion Limited	3.9%
Iron Mountain Incorporated	3.0%
Southwestern Energy Company	2.8%
EMC Corporation	2.8%
Juniper Networks, Inc.	2.7%
Corning Incorporated	2.6%
Kohl’s Corporation	2.6%
Google, Inc. – Class A	2.5%
Danaher Corporation	2.4%
Baxter International, Inc.	2.4%

Net Assets:	$17,592,967
Portfolio Turnover Rate:	33.8%	†
Number of Equity Holdings:	57

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.75%
INVESTOR CLASS:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2009.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2009, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2010.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2009	One Year	Five Years	Since Inception(1)
Baird LargeCap Fund – Institutional Class Shares	-26.44%	-3.75%	-4.71%
Baird LargeCap Fund – Investor Class Shares	-26.60%	-3.96%	-4.95%
Russell 1000® Growth Index(2)	-24.50%	-1.83%	-6.63%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2009.
(2)
The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Index consists of the 1,000 largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 97.6%

Aerospace & Defense – 2.1%
8,469	ITT Industries, Inc.	$376,870

Air Freight & Logistics – 2.2%
7,457	C.H. Robinson
	Worldwide, Inc.	388,883

Auto Components – 1.1%
9,190	Johnson Controls, Inc.	199,607

Biotechnology – 1.9%
2,300	Cephalon, Inc.*	130,295
4,312	Gilead Sciences, Inc.*	201,974
		332,269
Capital Markets – 4.2%
5,394	Northern Trust Corporation	289,550
4,891	State Street Corporation	230,855
5,314	T. Rowe Price Group, Inc.	221,435
		741,840
Chemicals – 5.6%
10,505	Ecolab, Inc.	409,590
2,485	Monsanto Company	184,735
5,563	Praxair, Inc.	395,362
		989,687
Commercial Banks – 1.1%
7,675	Wells Fargo & Company	186,196

Communications Equipment – 9.2%
29,023	Corning Incorporated	466,109
19,800	Juniper Networks, Inc.*	467,280
9,600	Research In Motion
	Limited* f	682,080
		1,615,469
Computers & Peripherals – 4.9%
37,256	EMC Corporation*	488,053
9,675	Hewlett-Packard Company	373,939
		861,992
Diversified Financial Services – 1.8%
9,359	J.P. Morgan Chase & Co.	319,235

Diversified Supply Services – 3.1%
18,710	Iron Mountain
	Incorporated*	537,912

Electrical Equipment – 3.6%
10,882	Emerson
	Electric Company	352,577
1,733	First Solar, Inc.*	280,954
		633,531
Electronic Equipment & Instruments – 1.3%
10,925	Agilent Technologies, Inc.*	221,887

Energy Equipment & Services – 4.7%
8,181	Cameron International
	Corporation*	231,522
3,862	Schlumberger Limited f	208,973
2,054	Transocean Inc.* f	152,592
12,300	Weatherford
	International Ltd.* f	240,588
		833,675
Food & Staples Retailing – 2.8%
4,365	Costco Wholesale
	Corporation	199,481
12,846	Sysco Corporation	288,778
		488,259
Health Care Equipment & Supplies – 3.4%
7,916	Baxter International, Inc.	419,231
18,225	Boston Scientific
	Corporation*	184,802
		604,033
Health Care Providers & Services – 1.7%
4,375	Express Scripts, Inc.*	300,781

Hotels, Restaurants & Leisure – 2.2%
7,750	International Game
	Technology	123,225

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 97.6% (cont.)

Hotels, Restaurants & Leisure – 2.2% (cont.)
7,850	Yum! Brands, Inc.	$261,719
		384,944
Internet Software & Services – 2.5%
1,049	Google, Inc. – Class A*	442,248

IT Services – 3.5%
5,725	Infosys Technologies
	Limited – ADR f	210,566
24,383	Western Union Company	399,881
		610,447
Life Science Tools & Services – 1.4%
5,946	Thermo Fisher
	Scientific, Inc.*	242,418

Machinery – 3.9%
6,867	Danaher Corporation	423,969
7,159	Illinois Tool Works, Inc.	267,317
		691,286
Media – 1.3%
9,630	The Walt Disney Co.	224,668

Metals & Mining – 2.6%
4,825	Freeport-McMoRan
	Copper & Gold, Inc.	241,781
2,550	POSCO – ADR f	210,808
		452,589
Multiline Retail – 4.1%
10,635	Kohl’s Corporation*	454,646
6,795	Target Corporation	268,199
		722,845
Oil, Gas & Consumable Fuels – 3.7%
3,310	Anadarko Petroleum
	Corporation	150,241
12,900	Southwestern Energy
	Company*	501,165
		651,406
Pharmaceutical – 1.1%
3,975	Allergan, Inc.	189,130

Semiconductor & Semiconductor Equipment – 6.4%
23,590	Altera Corporation	384,045
34,700	Applied Materials, Inc.	380,659
7,632	Broadcom
	Corporation – Class A*	189,197
8,137	Texas Instruments
	Incorporated	173,318
		1,127,219
Software – 3.8%
13,280	Adobe Systems,
	Incorporated*	375,824
9,311	Citrix Systems, Inc.*	296,928
		672,752
Specialty Retail – 3.0%
10,699	Lowe’s Companies, Inc.	207,668
16,279	Staples, Inc.	328,347
		536,015
Textiles, Apparel & Luxury Goods – 1.3%
4,525	NIKE, Inc.	234,305

Trading Companies & Distributors – 2.1%
10,922	Fastenal Company	362,283
	Total Common Stocks
	(Cost $17,108,297)	17,176,681

SHORT-TERM INVESTMENTS – 2.6%

Money Market Fund – 2.6%
447,019	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	447,019
	Total Short-Term
	Investments
	(Cost $447,019)	447,019
The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 37.1%

Commercial Paper – 1.3%
$237,930	Atlantic East
	Funding LLC,
	3.059%, 03/25/10 † **	$237,930
		237,930
Corporate Bond – 0.6%
104,269	Svenska Handelsbanken,
	4.418%, 08/06/09 f	104,269
		104,269

Shares

Investment Companies – 35.2%
6,139,732	Mount Vernon
	Securities Lending
	Trust Prime Portfolio	6,139,732
51,500	Reserve Primary Fund † **	51,500
		6,191,232
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $6,533,431)	6,533,431
	Total Investments
	(Cost $24,088,747) –
	137.3%	24,157,131
	Liabilities in Excess of
	Other Assets – (37.3)%	(6,564,164)
	TOTAL NET
	ASSETS – 100.0%	$17,592,967

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird LargeCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$376,870	$—	$—	$376,870
Air Freight & Logistics	388,883	—	—	388,883
Auto Components	199,607	—	—	199,607
Biotechnology	332,269	—	—	332,269
Capital Markets	741,840	—	—	741,840
Chemicals	989,687	—	—	989,687
Commercial Banks	186,196	—	—	186,196
Communications Equipment	1,615,469	—	—	1,615,469
Computers & Peripherals	861,992	—	—	861,992
Diversified Financial Services	319,235	—	—	319,235
Diversified Supply Services	537,912	—	—	537,912
Electrical Equipment	633,531	—	—	633,531
Electronic Equipment & Instruments	221,887	—	—	221,887
Energy Equipment & Services	833,675	—	—	833,675
Food & Staples Retailing	488,259	—	—	488,259
Health Care Equipment & Supplies	604,033	—	—	604,033
Health Care Providers & Services	300,781	—	—	300,781
Hotels, Restaurants & Leisure	384,944	—	—	384,944
Internet Software & Services	442,248	—	—	442,248
IT Services	610,447	—	—	610,447
Life Science Tools & Services	242,418	—	—	242,418
Machinery	691,286	—	—	691,286
Media	224,668	—	—	224,668
Metals & Mining	452,589	—	—	452,589
Multiline Retail	722,845	—	—	722,845
Oil, Gas & Consumable Fuels	651,406	—	—	651,406
Pharmaceutical	189,130	—	—	189,130
Semiconductor & Semiconductor Equipment	1,127,219	—	—	1,127,219
Software	672,752	—	—	672,752
Specialty Retail	536,015	—	—	536,015
Textiles, Apparel & Luxury Goods	234,305	—	—	234,305
Trading Companies & Distributors	362,283	—	—	362,283
Total Equity	17,176,681	—	—	17,176,681
Short-Term Investments
Money Market Mutual Funds	447,019	—	—	447,019
Total Short-Term Investments	447,019	—	—	447,019
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	237,930	—	237,930
Corporate Bond	—	104,269	—	104,269
Money Market Mutual Funds	6,139,732	—	51,500	6,191,232
Total Investments Purchased with
Cash Proceeds from Securities Lending	6,139,732	342,199	51,500	6,533,431
Total Investments in Securities	$23,763,432	$342,199	$51,500	$24,157,131

Baird LargeCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$109,173
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(57,673)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2009	$51,500
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund

A June 30, 2009 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell Midcap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**
Oceaneering International, Inc.	2.5%
Roper Industries, Inc.	2.5%
Life Technologies Corporation	2.3%
Cameron International Corporation	2.3%
Ecolab, Inc.	2.3%
Airgas, Inc.	2.2%
Tractor Supply Company	2.2%
Fiserv, Inc.	2.2%
NetApp, Inc.	2.2%
Alliance Data Systems Corporation	2.2%

Net Assets:	$22,061,983
Portfolio Turnover Rate:	33.6%	†
Number of Equity Holdings:	59

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.85%
INVESTOR CLASS:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2009.

**	Percentages shown in parentheses relate to the Fund’s total equity investments as of June 30, 2009, and may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2010.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund

Average Annual Total Returns

For the Periods Ended June 30, 2009	One Year	Five Years	Since Inception(1)
Baird MidCap Fund – Institutional Class Shares	-23.77%	-1.57%	-0.49%
Baird MidCap Fund – Investor Class Shares	-23.93%	-1.79%	-0.71%
Russell Midcap® Growth Index(2)	-30.33%	-0.44%	-2.10%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2009.
(2)
The Russell Midcap® Growth Index measures the performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.  The Russell Midcap® Index consists of the 800 smallest companies in the Russell 1000® Index, which represent approximately 27% of the total market capitalization of the Russell 1000® Index.  The Russell 1000® Index consists of the largest companies in the Russell 3000® Index, which in turn is comprised of the 3,000 largest U.S. domiciled publicly traded common stocks by market capitalization.  These indices do not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 97.6%

Air Freight & Logistics – 1.1%
7,104	Expeditors International
	of Washington, Inc.	$236,847

Auto Components – 1.0%
10,525	Johnson Controls, Inc.	228,603

Biotechnology – 2.0%
7,682	Cephalon, Inc.*	435,185

Capital Markets – 3.8%
12,806	Eaton Vance Corporation	342,561
3,588	Greenhill & Co., Inc.	259,089
5,970	T. Rowe Price Group, Inc.	248,770
		850,420
Chemicals – 4.5%
12,033	Airgas, Inc.	487,697
12,807	Ecolab, Inc.	499,345
		987,042
Commercial Banks – 1.7%
10,688	PrivateBancorp, Inc.	237,701
12,782	Zions Bancorporation	147,760
		385,461
Commercial Services & Supplies – 1.4%
5,815	Stericycle, Inc.*	299,647

Communications Equipment – 1.6%
10,355	F5 Networks, Inc.*	358,180

Computers & Peripherals – 2.2%
24,124	NetApp, Inc.*	475,725

Construction & Engineering – 0.9%
8,848	Foster Wheeler Ltd* f	210,140

Containers & Packaging – 2.1%
13,795	AptarGroup, Inc.	465,857

Distributors – 2.0%
26,325	LKQ Corporation*	433,046

Diversified Supply Services – 1.6%
12,008	Iron Mountain
	Incorporated*	345,230

Electrical Equipment – 2.5%
12,152	Roper Industries, Inc.	550,607

Electronic Component – 1.8%
10,895	Dolby Laboratories, Inc.*	406,166

Energy Equipment & Services – 6.6%
17,999	Cameron International
	Corporation*	509,372
12,330	Oceaneering
	International, Inc.*	557,316
14,780	Smith International, Inc.	380,585
		1,447,273
Food Products – 2.8%
17,925	Hain Celestial Group Inc.*	279,809
10,467	McCormick & Co,
	Incorporated	340,492
		620,301
Health Care Equipment & Supplies – 2.8%
4,925	IDEXX Laboratories, Inc.*	227,535
5,375	St. Jude Medical, Inc.*	220,913
6,200	Thoratec Corporation*	166,036
		614,484
Health Care Providers & Services – 1.1%
15,025	Allscripts-Misys
	Healthcare Solutions, Inc.	238,296

Health Care Technology – 1.6%
18,725	MedAssets Inc.*	364,201

Hotels Restaurants & Leisure – 4.3%
9,450	Buffalo Wild Wings Inc.*	307,314
17,275	Burger King Holdings Inc.	298,339
10,650	WMS Industries Inc.*	335,582
		941,235
Internet Software & Services – 1.9%
21,517	Akamai
	Technologies, Inc.*	412,696

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 97.6% (cont.)

IT Services – 7.7%
11,544	Alliance Data
	Systems Corporation*	$475,497
10,549	Fiserv, Inc.*	482,089
10,321	Hewitt Associates,
	Inc. – Class A*	307,360
17,160	Paychex, Inc.	432,432
		1,697,378
Life Sciences Tools & Services – 5.8%
20,425	ICON PLC – ADR f	440,772
12,300	Life Technologies
	Corporation*	513,156
4,350	Mettler-Toledo
	International Inc.*	335,603
		1,289,531
Machinery – 7.2%
11,870	Bucyrus International,
	Inc. – Class A	339,007
15,553	Harsco Corporation	440,150
18,475	IDEX Corporation	453,931
11,074	Wabtec Corporation	356,251
		1,589,339
Media – 1.9%
27,970	Lamar Advertising
	Co. – Class A*	427,102

Oil & Gas – 1.9%
17,225	Goodrich Petroleum
	Corporation*	423,563

Road & Rail – 1.1%
7,995	J.B. Hunt Transport
	Services, Inc.	244,087

Semiconductor & Semiconductor Equipment – 5.6%
22,425	Altera Corporation	365,079
19,188	Microchip Technology
	Incorporated	432,689
17,900	Varian Semiconductor
	Equipment Associates, Inc.*	429,421
		1,227,189
Software – 3.3%
14,589	Citrix Systems, Inc.*	465,243
6,900	Salesforce.com, Inc.*	263,373
		728,616
Specialty Retail – 7.0%
21,906	Dick’s Sporting
	Goods, Inc.*	376,783
19,620	PetSmart, Inc.	421,045
11,700	Tractor Supply Company*	483,444
12,650	Urban Outfitters, Inc.*	264,006
		1,545,278
Textiles, Apparel & Luxury Goods – 1.8%
13,702	Phillips-Van Heusen
	Corporation	393,110

Trading Companies & Distributors – 3.0%
12,151	Fastenal Company	403,048
5,275	Watsco, Inc.	258,106
		661,154
	Total Common Stocks
	(Cost $22,559,079)	21,532,989

SHORT-TERM INVESTMENTS – 2.8%

Money Market Fund – 2.8%
602,448	Short-Term Investment
	Company Liquid Assets
	Portfolio – AIM Fund	602,448
	Total Short-Term
	Investments
	(Cost $602,448)	602,448

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

Schedule of Investments June 30, 2009 (Unaudited)

Principal
Amount		Value

INVESTMENTS PURCHASED
WITH CASH PROCEEDS FROM
SECURITIES LENDING – 37.3%

Commercial Paper – 1.5%
$334,935	Atlantic East Funding LLC,
	3.059%, 03/25/10 † **	$334,935
		334,935
Corporate Bond – 0.6%
131,137	Svenska Handelsbanken,
	4.418%, 08/06/09 f	131,137
		131,137

Shares

Investment Companies – 35.2%
7,721,851	Mount Vernon
	Securities Lending
	Trust Prime Portfolio	7,721,851
50,233	Reserve Primary Fund † **	50,233
		7,772,084
	Total Investments Purchased
	With Cash Proceeds From
	Securities Lending
	(Cost $8,238,156)	8,238,156
	Total Investments
	(Cost $31,399,683) –
	137.7%	30,373,593
	Liabilities in Excess of
	Other Assets – (37.7)%	(8,311,610)
	TOTAL NET
	ASSETS – 100.0%	$22,061,983

*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Baird MidCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Air Freight & Logistics	$236,847	$—	$—	$236,847
Auto Components	228,603	—	—	228,603
Biotechnology	435,185	—	—	435,185
Capital Markets	850,420	—	—	850,420
Chemicals	987,042	—	—	987,042
Commercial Banks	385,461	—	—	385,461
Commercial Services & Supplies	299,647	—	—	299,647
Communications Equipment	358,180	—	—	358,180
Computers & Peripherals	475,725	—	—	475,725
Construction & Engineering	210,140	—	—	210,140
Containers & Packaging	465,857	—	—	465,857
Distributors	433,046	—	—	433,046
Diversified Supply Services	345,230	—	—	345,230
Electrical Equipment	550,607	—	—	550,607
Electronic Component	406,166	—	—	406,166
Energy Equipment & Services	1,447,273	—	—	1,447,273
Food Products	620,301	—	—	620,301
Health Care Equipment & Supplies	614,484	—	—	614,484
Health Care Providers & Services	238,296	—	—	238,296
Health Care Technology	364,201	—	—	364,201
Hotels Restaurants & Leisure	941,235	—	—	941,235
Internet Software & Services	412,696	—	—	412,696
IT Services	1,697,378	—	—	1,697,378
Life Sciences Tools & Services	1,289,531	—	—	1,289,531
Machinery	1,589,339	—	—	1,589,339
Media	427,102	—	—	427,102
Oil & Gas	423,563	—	—	423,563
Road & Rail	244,087	—	—	244,087
Semiconductor & Semiconductor Equipment	1,227,189	—	—	1,227,189
Software	728,616	—	—	728,616
Specialty Retail	1,545,278	—	—	1,545,278
Textiles, Apparel & Luxury Goods	393,110	—	—	393,110
Trading Companies & Distributors	661,154	—	—	661,154
Total Equity	21,532,989	—	—	21,532,989
Short-Term Investments
Money Market Mutual Funds	602,448	—	—	602,448
Total Short-Term Investments	602,448	—	—	602,448
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	334,935	—	334,935
Corporate Bond	—	131,137	—	131,137
Money Market Mutual Funds	7,721,851	—	50,233	7,772,084
Total Investments Purchased with Cash
Proceeds from Securities Lending	7,721,851	466,072	50,233	8,238,156
Total Investments in Securities	$29,857,288	$466,072	$50,233	$30,373,593

Baird MidCap Fund

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2008	$106,487
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(56,254)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2009	$50,233
Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	—

*
The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period.  Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 – 6/30/09).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Baird Funds, Inc.

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2009

					Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/09	6/30/09	Period(1)	6/30/09	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,134.40	$3.97	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,132.60	$5.29	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,131.70	$4.49	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,131.40	$5.81	$1,019.34	$5.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Baird Funds, Inc.

Statements of Assets and Liabilities June 30, 2009 (Unaudited)

	Baird LargeCap	Baird MidCap
	Fund	Fund
ASSETS:
Investments, at value	$24,157,131	$30,373,593
(cost $24,088,747 and $31,399,683, respectively)
Dividends receivable	20,187	4,935
Interest receivable	182	278
Receivable for fund shares sold	—	15,200
Other assets	14,894	16,229
Total assets	24,192,394	30,410,235
LIABILITIES:
Payable for collateral received for securities loaned	6,533,431	8,238,156
Payable to Advisor and Distributor	1,898	9,388
Payable to Custodian	14,118	36,183
Payable for fund shares repurchased	18,977	27,311
Accrued expenses and other liabilities	31,003	37,214
Total liabilities	6,599,427	8,348,252
NET ASSETS	$17,592,967	$22,061,983
NET ASSETS CONSIST OF:
Capital stock	$23,245,674	$26,651,734
Accumulated undistributed net investment income	44,629	11,224
Accumulated net realized loss on investments sold	(5,765,720)	(3,574,885)
Net unrealized appreciation (depreciation) on investments	68,384	(1,026,090)
NET ASSETS	$17,592,967	$22,061,983
INSTITUTIONAL CLASS SHARES
Net Assets	$17,295,740	$20,474,908
Shares outstanding
($0.01 par value, unlimited shares authorized)	2,732,767	3,218,496
Net asset value, offering and redemption price per share	$6.33	$6.36
INVESTOR CLASS SHARES
Net Assets	$297,227	$1,587,075
Shares outstanding
($0.01 par value, unlimited shares authorized)	47,054	256,071
Net asset value, offering and redemption price per share	$6.32	$6.20

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Operations Six Months Ended June 30, 2009 (Unaudited)

	Baird	Baird
	LargeCap Fund	MidCap Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $114 and $0, respectively)	$99,154	$82,168
Income from securities lending (Note 6)	6,051	13,003
Interest	2,593	2,750
Total investment income	107,798	97,921
EXPENSES:
Investment advisory fees	54,628	74,854
Administration fees	2,148	2,498
Shareholder servicing fees	7,533	7,571
Fund accounting fees	1,767	2,041
Professional fees	14,337	13,987
Federal and state registration	14,149	11,636
Directors fees	12,560	12,460
Custody fees	2,753	2,839
Reports to shareholders	1,953	2,665
Distribution fees – Investor Class Shares (Note 8)	335	1,862
Miscellaneous expenses	662	831
Total expenses	112,825	133,244
Expense reimbursement by Advisor (Note 5)	(49,458)	(46,547)
Total expenses	63,367	86,697
NET INVESTMENT INCOME	44,431	11,224

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized loss on investments	(1,618,686)	(306,038)
Change in unrealized appreciation/depreciation on investments	3,775,678	2,883,196
Net realized and unrealized gain on investments	2,156,992	2,577,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,201,423	$2,588,382

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird LargeCap Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$44,431	$75,378
Net realized loss on investments	(1,618,686)	(2,680,501)
Change in unrealized appreciation/depreciation on investments	3,775,678	(8,322,225)
Net increase (decrease) in net assets resulting from operations	2,201,423	(10,927,348)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,272,139	2,906,588
Shares issued to holders in reinvestment of dividends	—	80,523
Cost of shares redeemed	(2,490,818)	(3,752,903)
Net decrease in net assets resulting from capital share transactions	(1,218,679)	(765,792)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(81,425)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	982,744	(11,774,565)

NET ASSETS:
Beginning of period	16,610,223	28,384,788
End of period (including undistributed net investment income
of $44,629 and $198, respectively)	$17,592,967	$16,610,223

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Statements of Changes in Net Assets

	Baird MidCap Fund
	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$11,224	$10,353
Net realized loss on investments	(306,038)	(2,859,632)
Change in unrealized appreciation/depreciation on investments	2,883,196	(12,378,757)
Net increase (decrease) in net assets resulting from operations	2,588,382	(15,228,036)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	998,438	3,082,022
Shares issued to holders in reinvestment of dividends	—	14,311
Cost of shares redeemed	(1,251,657)	(9,527,280)
Net decrease in net assets resulting from capital share transactions	(253,219)	(6,430,947)

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(14,588)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,335,163	(21,673,571)

NET ASSETS:
Beginning of period	19,726,820	41,400,391
End of period (including undistributed net investment income
of $11,224 and $0, respectively)	$22,061,983	$19,726,820

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$5.59		$9.33	$8.53	$8.33	$8.13	$7.78
Income from investment operations:
Net investment income	0.02		0.03	0.02	0.04	0.04 (1)	0.06 (1)
Net realized and unrealized
gains (losses) on investments	0.72		(3.74)	0.80	0.20	0.24	0.35
Total from investment operations	0.74		(3.71)	0.82	0.24	0.28	0.41
Less distributions:
Dividends from net investment income	—		(0.03)	(0.02)	(0.04)	(0.08)	(0.06)
Net asset value, end of period	$6.33		$5.59	$9.33	$8.53	$8.33	$8.13
Total return	13.44	%(2)	(39.88%)	9.63%	2.89%	3.39%	5.21%
Supplemental data and ratios:
Net assets, end of period	$17,295,740		$16,349,025	$27,644,009	$27,442,329	$27,375,626	$64,754,140
Ratio of expenses to average net assets	0.75	%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average
net assets (before waivers)	1.34	%(3)	1.17%	1.10%	1.12%	0.93%	0.93%
Ratio of net investment income
to average net assets	0.53	%(3)	0.32%	0.25%	0.44%	0.46%	0.72%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.06	%)(3)	(0.10%)	(0.10%)	0.07%	0.28%	0.54%
Portfolio turnover rate(4)	33.8	%(2)	43.0%	72.2%	63.9%	28.6%	23.2%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird LargeCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$5.59		$9.29	$8.50	$8.29	$8.09	$7.75
Income from investment operations:
Net investment income	0.01		0.00 (1)	0.00 (1)	0.01	0.02 (2)	0.04 (2)
Net realized and unrealized
gains (losses) on investments	0.72		(3.70)	0.79	0.21	0.23	0.35
Total from investment operations	0.73		(3.70)	0.79	0.22	0.25	0.39
Less distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.05)	(0.05)
Net asset value, end of period	$6.32		$5.59	$9.29	$8.50	$8.29	$8.09
Total return	(13.26	%)(3)	(39.94%)	9.29%	2.64%	3.15%	5.00%
Supplemental data and ratios:
Net assets, end of period	$297,227		$261,198	$740,779	$1,087,948	$2,400,525	$1,900,053
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average
net assets (before waivers)	1.59	%(4)	1.42%	1.35%	1.37%	1.18%	1.18%
Ratio of net investment income
to average net assets	0.28	%(4)	0.07%	0.00%	0.19%	0.21%	0.47%
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.31	%)(4)	(0.35%)	(0.35%)	(0.18%)	0.03%	0.29%
Portfolio turnover rate(5)	33.8	%(3)	43.0%	72.2%	63.9%	28.6%	23.2%

(1)	Amount is less than $0.01.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Institutional Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$5.63		$9.62	$9.33	$11.12	$10.91	$9.72
Income from investment operations:
Net investment income (loss)(1)	0.01		0.01	(0.01)	(0.02)	(0.02)	(0.04)
Net realized and unrealized
gains (losses) on investments	0.72		(3.99)	1.99	0.46	0.63	1.25
Total from investment operations	0.73		(3.98)	1.98	0.44	0.61	1.21
Less distributions:
Distributions from net investment income	—		(0.01)	—	—	—	—
Distributions from net realized gains	—		—	(1.69)	(2.23)	(0.40)	(0.02)
Total distributions	—		(0.01)	(1.69)	(2.23)	(0.40)	(0.02)
Net asset value, end of period	$6.36		$5.63	$9.62	$9.33	$11.12	$10.91
Total return	13.17	%(2)	(41.53%)	20.89%	3.93%	5.56%	12.44%
Supplemental data and ratios:
Net assets, end of period	$20,474,908		$18,163,034	$36,616,547	$32,057,214	$85,670,669	$86,476,869
Ratio of expenses to average net assets	0.85	%(3)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average
net assets (before waivers)	1.32	%(3)	1.19%	1.11%	1.01%	0.98%	1.05%
Ratio of net investment income (loss)
to average net assets	0.13	%(3)	0.06%	(0.06%)	(0.17%)	(0.21%)	(0.43%)
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.34	%)(3)	(0.28%)	(0.32%)	(0.33%)	(0.34%)	(0.63%)
Portfolio turnover rate(4)	33.6	%(2)	74.0%	72.3%	78.6%	77.4%	77.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Financial Highlights

	Baird MidCap Fund – Investor Class
	Six Months
	Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period	$5.49		$9.40	$9.17	$10.99	$10.82	$9.65
Income from investment operations:
Net investment loss(1)	(0.00	)(2)	(0.02)	(0.04)	(0.04)	(0.05)	(0.07)
Net realized and unrealized
gains (losses) on investments	0.71		(3.89)	1.96	0.45	0.62	1.26
Total from investment operations	0.71		(3.91)	1.92	0.41	0.57	1.19
Less distributions:
Distributions from net realized gains	—		—	(1.69)	(2.23)	(0.40)	(0.02)
Net asset value, end of period	$6.20		$5.49	$9.40	$9.17	$10.99	$10.82
Total return	13.14	%(3)	(41.70%)	20.61%	3.73%	5.24%	12.32%
Supplemental data and ratios:
Net assets, end of period	$1,587,075		$1,563,786	$4,783,844	$5,023,621	$4,506,947	$3,944,857
Ratio of expenses to average net assets	1.10	%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average
net assets (before waivers)	1.57	%(4)	1.44%	1.36%	1.26%	1.23%	1.30%
Ratio of net investment loss
to average net assets	(0.12	%)(4)	(0.19%)	(0.31%)	(0.42%)	(0.46%)	(0.68%)
Ratio of net investment loss
to average net assets (before waivers)	(0.59	%)(4)	(0.53%)	(0.57%)	(0.58%)	(0.59%)	(0.88%)
Portfolio turnover rate(5)	33.6	%(3)	74.0%	72.3%	78.6%	77.4%	77.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than ($0.005).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund and the Baird MidCap Fund (each a “Fund” and collectively the “Funds”), two of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation.  The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.  Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

On June 30, 2009, shareholders affiliated with the Advisor held 81% of the Baird LargeCap Fund and 34% of the Baird MidCap Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing NAV, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Funds might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Funds price their securities as follows:  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Funds’ financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that SFAS 161 had no material impact on the Funds’ financial statements because the Funds do not maintain any positions in derivative instruments or engage in hedging activities.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Funds as of June 30, 2009 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

Effective June 29, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 has not resulted in any liability to the Funds.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

BAIRD LARGECAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	227,815	$1,267,139	Shares sold	962	$5,000
Shares redeemed	(419,318)	(2,486,962)	Shares redeemed	(663)	(3,856)
Net decrease	(191,503)	$(1,219,823)	Net increase	299	$1,144
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,924,270		Beginning of period	46,755
End of period	2,732,767		End of period	47,054

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	395,392	$2,875,596	Shares sold	3,893	$30,992
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	14,995	80,523	dividends	—	—
Shares redeemed	(449,499)	(3,446,338)	Shares redeemed	(36,862)	(306,565)
Net decrease	(39,112)	$(490,219)	Net decrease	(32,969)	$(275,573)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,963,382		Beginning of period	79,724
End of period	2,924,270		End of period	46,755

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND
	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	166,827	$924,214	Shares sold	15,228	$74,224
Shares redeemed	(176,350)	(1,014,465)	Shares redeemed	(44,063)	(237,192)
Net decrease	(9,523)	$(90,251)	Net decrease	(28,835)	$(162,968)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,228,019		Beginning of period	284,906
End of period	3,218,496		End of period	256,071

	Year Ended			Year Ended
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	376,048	$2,765,434	Shares sold	41,456	$316,588
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	2,660	14,311	dividends	—	—
Shares redeemed	(955,817)	(7,643,087)	Shares redeemed	(265,423)	(1,884,193)
Net decrease	(577,109)	$(4,863,342)	Net decrease	(223,967)	$(1,567,605)
Shares Outstanding:			Shares Outstanding:
Beginning of period	3,805,128		Beginning of period	508,873
End of period	3,228,019		End of period	284,906

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird
	LargeCap Fund	MidCap Fund
Purchases:	$5,496,160	$6,573,165
Sales:	$6,477,622	$6,706,679

At December 31, 2008, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird
	LargeCap	MidCap
	Fund	Fund
Cost of Investments	$27,362,405	$30,288,972
Gross unrealized appreciation	$913,224	$1,571,476
Gross unrealized depreciation	(4,813,846)	(5,645,446)
Net unrealized depreciation	$(3,900,622)	$(4,073,970)
Undistributed ordinary income*	$9,629	$22,225
Undistributed long-term capital gain	—	—
Total distributable earnings	$9,629	$22,225
Other accumulated losses	$(3,963,137)	$(3,126,388)
Total accumulated losses	$(7,854,130)	$(7,178,133)

*	Undistributed ordinary income includes income from securities lending placed in reserve (see Note 6).

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2008, the Baird LargeCap Fund and the Baird MidCap Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $1,651,089 and $2,034,254, respectively.

At December 31, 2008, the Baird LargeCap Fund had accumulated net realized capital loss carryovers of $929,167 that expire in 2016, $1,167,011 that expire in 2012 and $215,870 that expire in 2011.  At December 31, 2008, the Baird MidCap Fund had accumulated net realized capital loss carryovers of $1,092,134 that expire in 2016.  To the extent the Funds realize future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.  During the year ended December 31, 2008, the Funds did not utilize any capital loss carryovers from previous years.

During the six months ended June 30, 2009, the Funds have not made any capital gain distributions or income dividends.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)

During the year ended December 31, 2008, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Long-Term Capital Gains
Baird LargeCap Fund	$81,425	—
Baird MidCap Fund	$14,588	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the year ended December 31, 2009 and through April 30, 2010, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

	Six Months Ended	Fiscal Period Ended December 31,
	June 30,
	2009	2008	2007	2006
Reimbursed / Absorbed Expenses Subject
to Recovery by Advisor Until:	2012	2011	2010	2009
Baird LargeCap Fund	$49,458	$ 99,829	$100,379	$ 98,794
Baird MidCap Fund	$46,547	$101,968	$103,600	$117,213

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund and Baird MidCap Fund for the six months ended June 30, 2009.

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

6.	SECURITIES LENDING

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by FAF Advisors, Inc., an affiliate of the Funds’ custodian, transfer agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2009, the Baird LargeCap and Baird MidCap Funds had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2009, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$6,086,448	$6,533,431
Baird MidCap Fund	$7,642,837	$8,238,156

The Funds receive cash as collateral in return for securities lent as part of a securities lending program.  The collateral is invested in short-term securities including the Mount Vernon Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other money market funds, certificates of deposit, commercial paper, corporate notes, government agency securities and repurchase agreements.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2009.  The Funds intend to invest all of the collateral in the Mount Vernon Prime Portfolio once their existing cash collateral holdings mature or are liquidated or otherwise paid down.  Currently, the Funds hold two cash collateral investments that are priced at fair value by the Valuation Committee of the Advisor: an interest in Atlantic East Funding Trust, LLC and shares of the Reserve Primary Fund.  The interest in Atlantic East Funding Trust, LLC is priced at par based on the underlying market value of the securities owned by the Atlantic East Funding Trust, LLC, amounts payable under an agreement from the Funds’ transfer agent and administrator to cover losses realized by the Funds on this investment (up to a certain amount), and a securities lending income reserve.  This price for the Funds' interest in Atlantic East Funding Trust, LLC is reflected in the Funds' Schedules of Investments and is included in the Funds' investments, at value in the Funds' Statements of Assets and Liabilities.  The Funds deposited their securities lending income into a reserve account from July 2008 through January 2009, which reserve may be used to cover additional losses by the Funds on their interest in Atlantic East Funding Trust, LLC after applying amounts payable from the Funds’ transfer agent and administrator.  As a result of these securities lending income reserves, the Funds did not recognize income from their securities lending activity for financial reporting purposes from July 2008 through January 2009

Baird Funds, Inc.

Notes to the Financial Statements June 30, 2009 (Unaudited)

6.	SECURITIES LENDING (cont.)

but are required to recognize and distribute such income for tax purposes.  The amounts in the securities lending reserve at June 30, 2009 are $14,118 for the Baird LargeCap Fund and $36,183 for the Baird MidCap Fund.  These amounts are not included as income from securities lending or as investment income on the Funds' Statements of Operations.  Upon the liquidation of the Funds’ interest in Atlantic East Funding Trust, LLC, any excess securities lending income reserves (after applying the reserves and amounts payable from the Funds’ transfer agent and administrator to cover losses) will then be recognized as income to the Funds.  The Funds discontinued depositing their securities lending income into a reserve in February 2009.  From February 2009 through June 2009, the Funds recognized income from their securities lending activity.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2009 for the Baird LargeCap Fund and Baird MidCap Fund was $6,051 and $13,003, respectively.  Shares of the Reserve Primary Fund are priced at $1.00 per share based on the fair value of the shares of that fund plus an agreement to contribute additional amounts to be applied to those shares by the Funds’ transfer agent and administrator.  This price for the Reserve Primary Fund shares is reflected in the Funds' Schedules of Investments and is included in the Funds' investments, at value in the Funds' Statements of Assets and Liabilities.

7.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1% (weighted average rate of 2.25% for the six months of 2009).  For the six months ended June 30, 2009, the Baird LargeCap Fund and Baird MidCap Fund did not borrow on the LOC.

8.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird LargeCap Fund and Baird MidCap Fund incurred $335 and $1,862, respectively, in fees pursuant to the Plan during the six months ended June 30, 2009.

9.	SUBSEQUENT EVENT

In July 2009, FAF Advisors, Inc. and its affiliate, the Bank, returned to the Funds fees they earned in respect of the Funds’ securities lending activity from December 3, 2008 through May 21, 2009 because during that period the Bank may have been deemed to be indirectly affiliated with the Funds.  Amounts returned to the Funds are approximately $4,410 for the Baird Large Cap Fund and $9,047 for the Baird MidCap Fund.  The Funds are recognizing as income the securities lending fees returned to them.  The additional income being recognized by the Funds will be included in the Funds’ year-end income distributions.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Semi-Annual Report

June 30, 2009

RiverFront Long-Term Growth Fund

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

RiverFront Long-Term Growth Fund

A June 30, 2009 summary of the Fund’s top 10 holdings and asset allocation is shown below.

Top 10 Holdings*			Asset Allocation**
Vanguard Europe Pacific ETF	10.63%
Vanguard Emerging Markets ETF	8.46%
iShares MSCI EAFE Index Fund	4.20%
iShares S&P Latin
American 40 Index Fund	2.92%
iShares S&P SmallCap 600 Index Fund	2.79%
PowerShares DB Commodity
Index Tracking Fund	2.77%
PowerShares DB Agriculture Fund	2.57%
iShares MSCI Emerging Markets Index	2.20%
Vanguard FTSE All World
ex-US Small-Cap Index ETF	2.06%
iShares Dow Jones U.S.
Broker-Dealers Index Fund	1.67%

Net Assets:	$16,896,270
Portfolio Turnover Rate
(not annualized):	32.9%
Number of Equity Holdings:	93

Annualized Portfolio Expense Ratio:***
INSTITUTIONAL CLASS:	0.90%
INVESTOR CLASS:	1.15%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2009.

**	Percentages shown in parentheses may not add up to 100% due to rounding.
***
The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.90% of average daily net assets for the Institutional Class shares and 1.15% of average daily net assets for the Investor Class shares, at least through December 31, 2011.

****	Includes 0.25% 12b-1 fee.

RiverFront Long-Term Growth Fund

Total Returns(1)

For the Periods Ended June 30, 2009	Six Months	Since Inception(2)
Institutional Class Shares	5.53%	11.66%
Investor Class Shares	5.44%	11.43%
S&P 500® Index(3)	3.16%	-0.28%

(1)	Represents actual, non-annualized total returns for the periods ended June 30, 2009.
(2)	For the period from October 28, 2008 (commencement of operations) through June 30, 2009.
(3)
The S&P 500® is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.  The S&P 500® is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s.  The S&P 500® is a market value weighted index – each stock’s weight in the index is proportionate to its market value.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 39.6%

Aerospace & Defense – 1.7%
1,528	L-3 Communications
	Holdings, Inc.	$106,013
760	Lockheed Martin
	Corporation	61,294
2,263	United Technologies
	Corporation	117,585
		284,892
Beverages – 0.9%
3,063	The Coca-Cola Company	146,993

Capital Markets – 0.7%
7,029	Invesco Limited f	125,257

Chemicals – 1.0%
1,193	Praxair, Inc.	84,787
3,544	Sensient Technologies
	Corporation	79,988
		164,775
Commercial Banks – 0.5%
1,852	Cullen/Frost Bankers, Inc.	85,414

Commercial Services & Supplies – 0.4%
1,707	Manpower Inc.	72,274

Communications Equipment – 1.9%
9,173	Cisco Systems, Inc.*	170,985
3,155	Harris Corporation	89,476
2,812	Polycom, Inc.*	56,999
		317,460
Computers & Peripherals – 2.5%
1,509	Apple Inc.*	214,927
1,828	Hewlett-Packard Company	70,652
1,403	International
	Business Machines
	Corporation (IBM)	146,501
		432,080
Construction & Engineering – 0.7%
2,230	Fluor Corporation	114,377

Containers & Packaging – 0.9%
3,243	Ball Corporation	146,454

Distributors – 0.3%
1,834	WESCO
	International, Inc.*	45,923

Diversified Financial Services – 0.6%
4,895	NASDAQ OMX
	Group, Inc.*	104,312

Diversified Telecommunication Services – 0.3%
1,749	Verizon
	Communications Inc.	53,747

Electric Utilities – 0.3%
4,758	TECO Energy, Inc.	56,763

Energy Equipment & Services – 1.9%
3,908	Hornbeck Offshore
	Services, Inc.*	83,592
1,686	National-Oilwell Varco Inc.*	55,065
2,960	Patterson-UTI Energy, Inc.	38,065
1,288	Schlumberger Limited f	69,694
4,563	Superior Energy
	Services, Inc.*	78,803
		325,219
Food & Staples Retailing – 1.5%
2,413	CVS Caremark Corporation	76,902
3,697	Wal-Mart Stores, Inc.	179,083
		255,985
Food Products – 1.0%
3,917	The Hain Celestial
	Group Inc.*	61,144
2,830	H.J. Heinz Company	101,031
		162,175
Health Care Providers & Services – 3.4%
2,476	DaVita, Inc.*	122,463
1,931	Express Scripts, Inc.*	132,756
2,317	Henry Schein, Inc.*	111,100
979	Johnson & Johnson	55,607

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS – 39.6% (cont.)

Health Care Providers & Services – 3.4% (cont.)
2,165	Laboratory Corporation
	of America Holdings*	$146,766
		568,692
Hotels, Restaurants & Leisure – 1.2%
4,136	Jack in the Box Inc.*	92,853
3,770	Penn National
	Gaming, Inc.*	109,745
		202,598
Household Products – 1.5%
2,394	Church & Dwight Co., Inc.	130,018
2,465	The Procter &
	Gamble Company	125,962
		255,980
Insurance – 1.9%
1,936	Aflac, Inc.	60,190
6,368	HCC Insurance
	Holdings, Inc.	152,896
7,632	The Progressive
	Corporation*	115,319
		328,405
IT Services – 0.8%
3,049	Fiserv, Inc.*	139,339

Leisure Equipment & Products – 0.7%
4,639	Hasbro, Inc.	112,449

Machinery – 1.4%
3,119	Dover Corporation	103,208
3,462	Illinois Tool Works Inc.	129,271
		232,479
Multiline Retail – 0.7%
2,814	Dollar Tree, Inc.*	118,469

Multimedia – 0.5%
1,636	Factset Research
	Systems Inc.	81,587

Multi-Utilities & Unregulated Power – 1.1%
3,152	Dominion Resources, Inc.	105,340
4,202	MDU Resources
	Group, Inc.	79,712
		185,052
Oil & Gas – 4.1%
1,296	Chevron Corporation	85,860
2,066	Cimarex Energy Co.	58,550
2,272	Exxon Mobil Corporation	158,836
4,467	Forest Oil Corporation*	66,648
4,245	Marathon Oil Corporation	127,902
3,716	ONEOK, Inc.	109,585
2,180	XTO Energy, Inc.	83,145
		690,526
Pharmaceuticals – 1.7%
5,082	Bristol-Myers
	Squibb Company	103,216
5,648	Endo Pharmaceuticals
	Holdings Inc.*	101,212
1,960	Wyeth	88,964
		293,392
Real Estate Investment Trusts – 0.5%
3,929	Highwoods Properties, Inc.	87,892

Software – 0.6%
4,647	Amdocs Limited* f	99,678

Specialty Retail – 1.9%
3,525	Best Buy Co., Inc.	118,052
2,963	Lowe’s Companies, Inc.	57,512
6,521	PetSmart, Inc.	139,941
		315,505
Tobacco – 0.5%
2,146	Philip Morris
	International Inc.	93,609
	Total Common Stocks
	(Cost $6,330,485)	6,699,752

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS – 54.6%

Basic Materials – 0.9%
3,556	iShares Dow Jones
	U.S. Basic Materials
	Sector Index Fund	$154,295

Commodity – 8.3%
8,044	iPath Dow Jones-UBS
	Natural Gas Total
	Return Sub-Index ETN*	134,335
17,085	PowerShares DB
	Agriculture Fund	434,813
10,085	PowerShares DB
	Base Metals Fund	151,981
20,675	PowerShares DB
	Commodity Index
	Tracking Fund	467,669
2,411	SPDR Gold Trust*	219,835
		1,408,633
Energy – 0.9%
4,731	SPDR S&P Oil &
	Gas Exploration &
	Production ETF	150,067

Financial Services – 1.7%
11,003	iShares Dow Jones
	U.S. Broker-Dealers
	Index Fund	281,677

Health & Biotechnology – 2.5%
3,960	iShares U.S. Dow Jones
	Medical Equipment Index	175,230
2,234	iShares Dow Jones U.S.
	Healthcare Providers Index	86,232
3,333	PowerShares Dynamic
	Healthcare Sector Portfolio*	64,827
2,051	SPDR S&P Biotech ETF	104,006
		430,295
International Equity – 32.8%
3,686	iShares MSCI All
	Country Asia ex-Japan
	Index Fund	161,373
6,928	iShares MSCI Canada
	Index Fund	148,398
15,484	iShares MSCI EAFE
	Index Fund	709,322
11,546	iShares MSCI Emerging
	Markets Index	372,128
8,422	iShares MSCI Pacific
	ex-Japan Index Fund	266,725
14,210	iShares S&P Latin
	American 40 Index Fund	493,655
14,321	PowerShares
	International Dividend
	Achievers Portfolio	163,832
44,903	Vanguard Emerging
	Markets ETF	1,428,813
62,554	Vanguard Europe
	Pacific ETF	1,795,300
		5,539,546
Internet & Telecom – 0.9%
3,587	Vanguard Information
	Technology Index ETF	152,734

Large Cap – 1.0%
4,664	PowerShares QQQ	169,676

Mid Cap – 0.3%
970	iShares Morningstar Mid
	Growth Index Fund	58,530

Small Cap – 4.9%
10,599	iShares S&P SmallCap
	600 Index Fund	471,338
5,289	Vanguard FTSE All World
	ex-U.S. Small-Cap ETF*	347,752
		819,090
The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS – 54.6% (cont.)

Technology – 0.4%
1,745	iShares S&P North
	American Technology-
	Software Index Fund*	$67,200
	Total Exchange-
	Traded Funds
	(Cost $8,216,171)	9,231,743

SHORT-TERM INVESTMENTS – 4.7%

Money Market Fund – 4.7%
786,492	Fidelity Institutional
	Government Portfolio	786,492
	Total Short-Term
	Investments
	(Cost $786,492)	786,492
	Total Investments
	(Cost $15,333,148) –
	98.9%	16,717,987
	Other Assets in Excess
	of Liabilities – 1.1%	178,283
	TOTAL NET
	ASSETS – 100.0%	$16,896,270

*	Non-Income Producing
f	Foreign Security

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

SFAS 157 – Summary of Fair Value Exposure at June 30, 2009 (Unaudited)

As adopted by the Fund, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”) defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks
Aerospace & Defense	$284,892	$—	$—	$284,892
Beverages	146,993	—	—	146,993
Capital Markets	125,257	—	—	125,257
Chemicals	164,775	—	—	164,775
Commercial Banks	85,414	—	—	85,414
Commercial Services & Supplies	72,274	—	—	72,274
Communications Equipment	317,460	—	—	317,460
Computers & Peripherals	432,080	—	—	432,080
Construction & Engineering	114,377	—	—	114,377
Containers & Packaging	146,454	—	—	146,454
Distributors	45,923	—	—	45,923
Diversified Financial Services	104,312	—	—	104,312
Diversified Telecommunication Services	53,747	—	—	53,747
Electric Utilities	56,763	—	—	56,763
Energy Equipment & Services	325,219	—	—	325,219
Food & Staples Retailing	255,985	—	—	255,985
Food Products	162,175	—	—	162,175

RiverFront Long-Term Growth Fund

Schedule of Investments June 30, 2009 (Unaudited)

	Level 1	Level 2	Level 3	Total
Health Care Providers & Services	568,692	—	—	568,692
Hotels, Restaurants & Leisure	202,598	—	—	202,598
Household Products	255,980	—	—	255,980
Insurance	328,405	—	—	328,405
IT Services	139,339	—	—	139,339
Leisure Equipment & Products	112,449	—	—	112,449
Machinery	232,479	—	—	232,479
Multiline Retail	118,469	—	—	118,469
Multimedia	81,587	—	—	81,587
Multi-Utilities & Unregulated Power	185,052	—	—	185,052
Oil & Gas	690,526	—	—	690,526
Pharmaceuticals	293,392	—	—	293,392
Real Estate	87,892	—	—	87,892
Software	99,678	—	—	99,678
Specialty Retail	315,505	—	—	315,505
Tobacco	93,609	—	—	93,609
Total Common Stocks	6,699,752	—	—	6,699,752
Exchange-Traded Funds
Basic Materials	154,295	—	—	154,295
Commodity	1,408,633	—	—	1,408,633
Energy	150,067	—	—	150,067
Financial Services	281,677	—	—	281,677
Health & Biotechnology	430,295	—	—	430,295
International Equity	5,539,546	—	—	5,539,546
Internet & Telecom	152,734	—	—	152,734
Large Cap	169,676	—	—	169,676
Mid Cap	58,530	—	—	58,530
Small Cap	819,090	—	—	819,090
Technology	67,200	—	—	67,200
Total Exchange-Traded Funds	9,231,743	—	—	9,231,743
Total Equity	15,931,495	—	—	15,931,495
Short-Term Investments
Money Market Mutual Funds	786,492	—	—	786,492
Total Short-Term Investments	786,492	—	—	786,492
Total Investments in Securities	$16,717,987	$—	$—	$16,717,987

RiverFront Long-Term Growth Fund

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Fund does not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/09 – 6/30/09).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 – 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

RiverFront Long-Term Growth Fund

Additional Information on Fund Expenses June 30, 2009 (Unaudited)

Actual vs. Hypothetical Returns
For the Six Months Ended June 30, 2009

Hypothetical (5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/09	6/30/09	Period(1)	6/30/09	Period(1)
RiverFront Long-Term
Growth Fund
Institutional Class	0.90%	$1,000.00	$1,055.30	$4.59	$1,020.33	$4.51
Investor Class	1.15%	$1,000.00	$1,054.40	$5.86	$1,019.09	$5.76

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

RiverFront Long-Term Growth Fund

Statement of Assets and Liabilities June 30, 2009 (Unaudited)

ASSETS:
Investments, at value	$16,717,987
(cost $15,333,148)
Cash	1,878
Dividends receivable	6,751
Interest receivable	239
Receivable for investments sold	77,672
Receivable for fund shares sold	259,800
Other assets	8,912
Total assets	17,073,239
LIABILITIES:
Payable to Advisor and Distributor	242
Payable for securities purchased	154,890
Payable for fund shares repurchased	4
Accrued expenses and other liabilities	21,833
Total liabilities	176,969
NET ASSETS	$16,896,270
NET ASSETS CONSIST OF:
Capital stock	$15,873,202
Accumulated undistributed net investment income	45,040
Accumulated net realized loss on investments sold	(406,811)
Net unrealized appreciation on investments	1,384,839
NET ASSETS	$16,896,270
INSTITUTIONAL CLASS SHARES
Net Assets	$13,881,714
Shares outstanding
($0.01 par value, unlimited shares authorized)	1,253,997
Net asset value, offering and redemption price per share	$11.07
INVESTOR CLASS SHARES
Net Assets	$3,014,556
Shares outstanding
($0.01 par value, unlimited shares authorized)	272,837
Net asset value, offering and redemption price per share	$11.05

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividends	$80,230
Interest	2,443
Other income	9,813
Total investment income	92,486

EXPENSES:
Investment advisory fees	35,224
Administration fees	1,343
Shareholder servicing fees	7,648
Fund accounting fees	1,150
Professional fees	14,731
Federal and state registration	7,220
Directors fees	13,044
Custody fees	11,574
Reports to shareholders	5,253
Distribution fees – Investor Class Shares (Note 7)	1,356
Miscellaneous expenses	44
Total expenses	98,587
Expense reimbursement by Advisor (Note 5)	(48,459)
Total expenses	50,128
NET INVESTMENT INCOME	42,358

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on investments	(311,933)
Change in unrealized appreciation/depreciation on investments	1,249,632
Net realized and unrealized gain on investments	937,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$980,057

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	October 28, 2008(1)
	June 30, 2009	through
	(Unaudited)	December 31, 2008
OPERATIONS:
Net investment income	$42,358	$65,058
Net realized loss on investments	(311,933)	(94,878)
Change in unrealized appreciation/depreciation on investments	1,249,632	135,207
Net increase in net assets resulting from operations	980,057	105,387

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,788,703	7,978,984
Shares issued to holders in reinvestments of dividends	—	56,642
Cost of shares redeemed	(1,737,195)	(213,933)
Net increase in net assets resulting
from capital share transactions	8,051,508	7,821,693

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(59,302)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(3,073)

TOTAL INCREASE IN NET ASSETS	9,031,565	7,864,705

NET ASSETS:
Beginning of period	7,864,705	—
End of period (including undistributed net investment
income of $45,040 and $2,682, respectively)	$16,896,270	$7,864,705

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Financial Highlights

	Institutional Class
	Six Months Ended		October 28, 2008(1)
	June 30, 2009		through
	(Unaudited)		December 31, 2008
Per Share Data:
Net asset value, beginning of period	$10.49		$10.00
Income from investment operations:
Net investment income(2)	0.04		0.12
Net realized and unrealized gains on investments	0.54		0.46
Total from investment operations	0.58		0.58
Less distributions:
Distributions from net investment income	—		(0.09)
Net asset value, end of period	$11.07		$10.49
Total return	5.53	%(3)	5.81	%(3)
Supplemental data and ratios:
Net assets, end of period	$13,881,714		$7,438,725
Ratio of expenses to average net assets	0.90	%(4)	0.90	%(4)
Ratio of expenses to average net assets (before waivers)	1.79	%(4)	4.97	%(4)
Ratio of net investment income to average net assets	0.80	%(4)	7.55	%(4)
Ratio of net investment income to average net assets (before waivers)	(0.09	%)(4)	3.48	%(4)
Portfolio turnover rate(5)	32.9	%(3)	13.3	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Financial Highlights

	Investor Class
	Six Months Ended		October 28, 2008(1)
	June 30, 2009		through
	(Unaudited)		December 31, 2008
Per Share Data:
Net asset value, beginning of period	$10.49		$10.00
Income from investment operations:
Net investment income(2)	0.03		0.12
Net realized and unrealized gains on investments	0.53		0.46
Total from investment operations	0.56		0.58
Less distributions:
Distributions from net investment income	—		(0.09)
Net asset value, end of period	$11.05		$10.49
Total return	5.44	%(3)	5.68	%(3)
Supplemental data and ratios:
Net assets, end of period	$3,014,556		$425,980
Ratio of expenses to average net assets	1.15	%(4)	1.15	%(4)
Ratio of expenses to average net assets (before waivers)	2.04	%(4)	5.22	%(4)
Ratio of net investment income to average net assets	0.55	%(4)	7.30	%(4)
Ratio of net investment income to average net assets (before waivers)	(0.34	%)(4)	3.23	%(4)
Portfolio turnover rate(5)	32.9	%(3)	13.3	%(3)

(1)	Commencement of operations.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

1.	ORGANIZATION

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements include the RiverFront Long-Term Growth Fund (“Fund”), one of the eight portfolios comprising the Corporation.  Pursuant to the 1940 Act, the Fund is a “diversified” series of the Corporation.  The investment advisor to the Fund is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”). The sub-advisor to the Fund is RiverFront Investment Group, LLC (“RiverFront”).

The Fund commenced operations with the sale of both Institutional and Investor Class Shares on October 28, 2008. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

The Fund seeks long-term capital appreciation through investments primarily in equity securities of domestic and foreign companies across varying market capitalization ranges, styles and economic sectors.

On June 30, 2009, the Advisor held 60% of the Fund through the Advisor’s participant-directed retirement and deferred compensation plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, requires the Fund, in computing NAV, to value its portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, IDC does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews.

In general, the “fair value” of a security means the amount that the Fund might reasonably expect to receive for the security upon its current sale.  Pursuant to Statement of Financial Accounting Standards No. 157 (“SFAS 157), “fair value” means “the price that would be received to sell [a security] in an orderly transaction between market participants at the measurement date.”

Consistent with Section 2(a)(41) of the 1940 Act and SFAS 157, the Fund prices its securities as follows:  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date,

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or, if the broker quotes are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in current markets, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security.

In September 2006, the Financial Accounting Standards Board (FASB) issued SFAS 157, “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.  Management has determined that SFAS 157 had no material impact on the Fund’s financial statements.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  SFAS 161 does not have any impact on the Fund’s financial statement disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through August 28, 2009, the date the financial statements were available to be issued.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include revaluation of currencies and future adverse political and economic developments.  Moreover, securities of many

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (cont.)

foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect those values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All the foreign securities owned by the Fund as of June 30, 2009 are traded on the New York Stock Exchange or NASDAQ.

c)
Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has determined that FIN 48 has not resulted in any liability to the Fund.

d)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared and paid at least annually.

e)
Allocation of Income and Expenses – The Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses, and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to the Fund are allocated among the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Other – Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund would expect the risk of loss to be remote.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

3.	CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of the Fund for the six month period ended June 30, 2009 and for the period from October 28, 2008 (commencement of operations) through December 31, 2008:

	Six Months Ended			Six Months Ended
	June 30, 2009			June 30, 2009
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	722,259	$7,197,158	Shares sold	242,789	$2,591,545
Shares redeemed	(177,276)	(1,633,254)	Shares redeemed	(10,574)	(103,941)
Net increase	544,983	$5,563,904	Net increase	232,215	$2,487,604
Shares Outstanding:			Shares Outstanding:
Beginning of period	709,014		Beginning of period	40,622
End of period	1,253,997		End of period	272,837

	October 28, 2008(1)			October 28, 2008(1)
	through			through
	December 31, 2008			December 31, 2008
Institutional Class Shares	Shares	Amount	Investor Class Shares	Shares	Amount
Shares sold	727,917	$7,567,640	Shares sold	40,368	$411,344
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
distributions	5,326	54,064	distributions	254	2,578
Shares redeemed	(24,229)	(213,933)	Shares redeemed	—	—
Net increase	709,014	$7,407,771	Net increase	40,622	$413,922
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	709,014		End of period	40,622

(1)	Commencement of operations.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

4.	INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the six months ended June 30, 2009, the Fund’s purchases and sales of investment securities (excluding short-term investments) were $11,383,924 and $3,360,990, respectively.

At December 31, 2008, the Fund’s accumulated earnings/losses on a tax basis were as follows:

RiverFront
Long-Term
Growth Fund
Cost of Investments	$7,847,116
Gross unrealized appreciation	$291,488
Gross unrealized depreciation	(169,719)
Net unrealized appreciation	$121,769
Undistributed ordinary income	$2,683
Undistributed long-term capital gain	—
Total distributable earnings	$2,683
Other accumulated losses	$(81,440)
Total accumulated earnings	$43,012

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the period October 28, 2008 through December 31, 2008, the Fund elected to defer capital losses occurring between November 1, 2008 and December 31, 2008 in the amount of $81,440.

At December 31, 2008, the Fund had no accumulated net realized capital loss carryovers.  To the extent the Fund realizes future net capital gains, taxable distributions to shareholders will be offset by any unused capital loss carryovers.

During the six months ended June 30, 2009, the Fund did not distribute ordinary income dividends and net realized capital gains.  During the period October 28, 2008 through December 31, 2008, the Fund paid ordinary income dividends of $62,375. The Fund did not distribute net realized capital gains.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Fund as applied to the Fund’s average daily net assets.  Certain officers of the

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

Advisor are also officers of the Fund.  The Fund has also entered into a Sub-Advisory Agreement with Baird and RiverFront under which RiverFront in its capacity as investment sub-advisor is responsible for the management of the Fund’s assets subject to the Advisor’s oversight.  Pursuant to the Sub-Advisory Agreement, the Advisor (not the Fund) is responsible for paying RiverFront a sub-advisory fee at an annual rate of 0.45% of the Fund’s average daily net assets.

For the period from October 28, 2008 through December 31, 2008 (commencement of operations), and years ending 2009, 2010 and 2011, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Fund’s operating expenses (exclusive of brokerage commissions, taxes, and extraordinary expenses, but including the fees and expenses incurred by the Fund in connection with its investments in ETFs and other investment companies) to the extent necessary to ensure that the Fund’s annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund’s Institutional Class Shares and 1.15% of the average daily net assets of the Fund’s Investor Class Shares.

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

		Period Ended
		October 28, 2008
	Six Months Ended	through
	June 30, 2009	December 31, 2008
Reimbursed/Absorbed Expenses Subject to Recovery By Advisor Until:	2012	2011
RiverFront Long-Term Growth Fund	$48,459	$35,032

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Fund pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Fund for the six months ended June 30, 2009.

6.	LINE OF CREDIT

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Fund a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to one-third of the total assets (including the amount borrowed), or as otherwise indicated within the Fund’s agreement with the Bank.  The Bank charges interest at the Bank’s Prime Rate less 1%.  For the six months ended June 30, 2009 the Fund did not borrow from the LOC.

RiverFront Long-Term Growth Fund

Notes to the Financial Statements June 30, 2009 (Unaudited)

7.	DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Fund has adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Fund to compensate the Distributor for the cost incurred in distributing the Fund’s Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Fund’s Investor Class Shares.  The Fund incurred $1,356 in fees pursuant to the Plan during the six months ended June 30, 2009.

Additional Information

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available in August 2009 without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Fund’s website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
RiverFront Long-Term Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Frederick P. Stratton, Jr.
Cory L. Nettles
Marlyn J. Spear

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Sub-Advisor
RiverFront Investment Group, LLC
9011 Arboretum Parkway
Suite 110
Richmond, VA 23236

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 13th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable - only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable - only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable - only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2009

By:          /s/Leonard M. Rush
Leonard M. Rush, Treasurer

Date:       September 8, 2009